UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03651

Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:   800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2018

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust
Touchstone Balanced Fund
Touchstone Credit Opportunities Fund
Touchstone International Equity Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Small Company Fund
Touchstone Value Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through the financial intermediary, or directly with Touchstone.

This report identifies the Funds' investments on December 31, 2018. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2018

The tables below provide each Fund’s geographic allocation, credit quality and/or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Balanced Fund

Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	53.7%
AA/Aa	4.4
A/A	12.3
BBB/Baa	24.8
BB/Ba	1.0
Not Rated	3.8
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	35.0%
Common Stocks
Information Technology	12.4
Health Care	11.0
Financials	9.0
Industrials	6.6
Consumer Discretionary	6.6
Communication Services	5.9
Consumer Staples	5.5
Energy	3.5
Materials	1.3
Real Estate	0.7
Exchange-Traded Fund	1.7
Preferred Stock	0.0
Short-Term Investment Fund	0.5
Other Assets/Liabilities (Net)	0.3
Total	100.0%

Touchstone Credit Opportunities Fund

Credit Quality*	(% of Fixed Income Securities)
BBB/Baa	2.0%
BB/Ba	40.8
B/B	38.7
CCC	11.8
Not Rated	3.4
Cash equivalents	3.3
100.0%

Sector Allocation**	(% of Net Assets)
Long Positions
Corporate Bonds
Communication Services	15.1%
Consumer Discretionary	11.1
Industrials	9.8
Energy	9.3
Health Care	8.4
Materials	5.5
Information Technology	4.0
Financials	3.3
Real Estate	2.9
Consumer Staples	1.7
Utilities	1.6
Bank Loans	16.8
Asset-Backed Securities	3.8
Common Stocks	2.0
Warrants	0.0
Purchased Call Options	0.1
Short-Term Investment Funds	11.0
Other Assets/Liabilities (Net)	(6.4)
100.0%
Short Positions
Written Call Options	(0.0)
(0.0)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Equity Fund

Geographic Allocation	(% of Net Assets)
Common Stocks
United Kingdom	27.8%
Switzerland	9.1
Germany	6.7
India	6.6
Canada	6.6
France	5.1
China	4.9
Japan	4.8
Denmark	3.3
Greece	3.1
Ireland	2.9
Brazil	2.5
Mexico	2.0
Spain	1.9
Jersey	1.9
Australia	1.8
Netherlands	1.7
United States	1.6
Hong Kong	1.5
Short-Term Investment Funds	8.8
Other Assets/Liabilities (Net)	(4.6)
Total	100.0%

Touchstone International Growth Opportunities Fund

Geographic Allocation	(% of Net Assets)
Common Stocks
China	38.5%
France	10.5
India	8.6
Canada	7.4
Japan	6.9
Switzerland	5.3
Singapore	5.2
Germany	4.0
Israel	3.7
Brazil	2.8
Sweden	2.8
Argentina	2.2
Indonesia	1.8
Short-Term Investment Funds	1.4
Other Assets/Liabilities (Net)	(1.1)
Total	100.0%

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Small Cap Fund

Geographic Allocation	(% of Net Assets)
Common Stocks
Japan	27.8%
United Kingdom	11.0
Australia	8.1
Canada	6.3
Germany	6.0
France	5.6
Switzerland	5.4
Netherlands	3.6
Italy	3.1
Denmark	2.6
Norway	2.6
Sweden	2.5
Luxembourg	2.2
Ireland	1.9
India	1.7
New Zealand	1.6
Argentina	1.3
Jordan	1.3
Spain	1.3
Singapore	1.2
Hong Kong	1.2
South Korea	1.1
Finland	1.1
Short-Term Investment Funds	3.7
Other Assets/Liabilities (Net)	(4.2)
Total	100.0%

Touchstone Large Cap Focused Fund

Sector Allocation*	(% of Net Assets)
Information Technology	20.9%
Financials	14.6
Health Care	14.0
Consumer Discretionary	12.5
Communication Services	10.8
Industrials	7.7
Consumer Staples	6.4
Energy	4.7
Real Estate	1.7
Materials	0.9
Exchange-Traded Funds	5.0
Short-Term Investment Funds	2.0
Other Assets/Liabilities (Net)	(1.2)
Total	100.0%

Touchstone Large Cap Fund
Sector Allocation*	(% of Net Assets)
Financials	24.7%
Consumer Discretionary	20.0
Information Technology	13.4
Industrials	13.0
Materials	8.4
Consumer Staples	8.0
Communication Services	7.0
Energy	2.2
Health Care	1.9
Short-Term Investment Fund	2.4
Other Assets/Liabilities (Net)	(1.0)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

5

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Large Company Growth Fund

Sector Allocation*	(% of Net Assets)
Information Technology	33.1%
Communication Services	18.7
Health Care	18.1
Consumer Discretionary	16.5
Financials	7.3
Consumer Staples	3.7
Industrials	2.5
Short-Term Investment Fund	0.2
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone Small Company Fund

Sector Allocation*	(% of Net Assets)
Information Technology	24.3%
Industrials	23.2
Health Care	20.0
Consumer Discretionary	14.1
Financials	10.3
Communication Services	2.9
Consumer Staples	2.2
Real Estate	1.5
Short-Term Investment Fund	2.3
Other Assets/Liabilities (Net)	(0.8)
Total	100.0%

Touchstone Ohio Tax-Free Bond Fund

Credit Quality**	(% of Fixed Income Securities)
AAA/Aaa	8.8%
AA/Aa	68.6
A/A	18.0
BBB/Baa	3.7
Not Rated	0.9
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue Bonds	65.8%
General Obligation Bonds	18.2
Pre-refunded/Escrowed to Maturity	11.8
Variable Rate Demand Notes	3.8
Other Assets/Liabilities (Net)	0.4
Total	100.0%

Touchstone Value Fund

Sector Allocation*	(% of Net Assets)
Health Care	19.6%
Financials	17.2
Energy	14.2
Information Technology	12.3
Consumer Discretionary	9.1
Industrials	7.5
Materials	6.5
Utilities	3.9
Communication Services	3.7
Consumer Staples	3.6
Short-Term Investment Fund	2.3
Other Assets/Liabilities (Net)	0.1
Total	100.0%

*	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

**	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the credit worthiness of the issuer.

6

Portfolio of Investments

Touchstone Balanced Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 62.5%

Information Technology — 12.4%
Accenture PLC (Ireland) - Class A	30,000	$4,230,300
Apple, Inc.	48,000	7,571,520
Microsoft Corp.	123,000	12,493,110
Oracle Corp.	11,308	510,556
salesforce.com, Inc.*	3,733	511,309
Texas Instruments, Inc.	60,000	5,670,000
Visa, Inc. - Class A	53,000	6,992,820
		37,979,615

Health Care — 11.0%
AmerisourceBergen Corp.	23,954	1,782,178
Amgen, Inc.	15,000	2,920,050
Becton Dickinson and Co.	13,000	2,929,160
Biogen, Inc.*	5,000	1,504,600
Bristol-Myers Squibb Co.	45,000	2,339,100
CVS Health Corp.	10,000	655,200
Johnson & Johnson	23,000	2,968,150
Merck & Co., Inc.	70,000	5,348,700
Novartis AG (Switzerland) ADR	28,756	2,467,552
Stryker Corp.	15,000	2,351,250
UnitedHealth Group, Inc.	20,000	4,982,400
Zoetis, Inc.	40,000	3,421,600
		33,669,940

Financials — 9.0%
American Express Co.	25,000	2,383,000
Berkshire Hathaway, Inc. - Class B*	27,693	5,654,357
CME Group, Inc.	18,000	3,386,160
JPMorgan Chase & Co.	39,000	3,807,180
Morgan Stanley	100,000	3,965,000
PNC Financial Services
Group, Inc. (The)	27,000	3,156,570
S&P Global, Inc.	20,000	3,398,800
Signature Bank/NewYork NY	17,239	1,772,342
		27,523,409

Industrials — 6.6%
Boeing Co. (The)	20,000	6,450,000
Canadian National Railway Co.
(Canada)	32,000	2,371,520
General Dynamics Corp.	14,000	2,200,940
Honeywell International, Inc.	35,000	4,624,200
Resideo Technologies, Inc.*	5,833	119,868
United Technologies Corp.	22,000	2,342,560
Verisk Analytics, Inc.*	20,000	2,180,800
		20,289,888

Consumer Discretionary — 6.6%
Amazon.com, Inc.*	1,301	1,954,063
Carnival Corp.	18,121	893,365
Garrett Motion, Inc. (Switzerland)*	3,500	43,190
Home Depot, Inc. (The)	8,683	1,491,913
JD.com, Inc. (China) ADR*	59,294	1,241,023
Marriott International, Inc. - Class A	31,100	3,376,216
McDonald's Corp.	33,000	5,859,810
Starbucks Corp.	20,393	1,313,309
TJX Cos., Inc. (The)	90,000	4,026,600
		20,199,489

Communication Services — 5.9%
Alphabet, Inc. - Class C*	6,000	6,213,660
AT&T, Inc.	28,740	820,240
Comcast Corp. - Class A	120,000	4,086,000
Facebook, Inc. - Class A*	22,420	2,939,038
Verizon Communications, Inc.	75,000	4,216,500
		18,275,438

Consumer Staples — 5.5%
Kraft Heinz Co. (The)	30,000	1,291,200
Monster Beverage Corp.*	18,792	924,942
PepsiCo, Inc.	40,000	4,419,200
Philip Morris International, Inc.	40,000	2,670,400
Procter & Gamble Co. (The)	40,000	3,676,800
Unilever NV (United Kingdom)	70,000	3,766,000
		16,748,542

Energy — 3.5%
Chevron Corp.	20,000	2,175,800
EOG Resources, Inc.	25,000	2,180,250
Exxon Mobil Corp.	38,000	2,591,220
Marathon Petroleum Corp.	40,000	2,360,400
Schlumberger Ltd.	37,700	1,360,216
		10,667,886

Materials — 1.3%
DowDuPont, Inc.	38,460	2,056,841
Linde PLC (United Kingdom)	12,000	1,872,480
		3,929,321

Real Estate — 0.7%
Jones Lang LaSalle, Inc.	7,564	957,602
Simon Property Group, Inc. REIT	6,587	1,106,550
		2,064,152
Total Common Stocks		$191,347,680

Principal
Amount

	Corporate Bonds — 13.2%

	Financials — 3.5%
$78,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	76,050
440,000	American Express Co., 3.000%, 10/30/24	421,054
355,000	Bank of America Corp., 3.705%, 4/24/28	340,540
535,000	Bank of America Corp. MTN, 4.000%, 1/22/25	521,168
390,000	Bank of Montreal (Canada), 3.803%, 12/15/32	361,140
449,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	441,933

7

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 13.2% (Continued)

	Financials — (Continued)
$435,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	$431,329
380,000	BB&T Corp. MTN, 2.850%, 10/26/24	365,091
330,000	Citigroup, Inc., 3.300%, 4/27/25	313,387
197,000	Citigroup, Inc., 4.750%, 5/18/46	182,118
305,000	Credit Suisse AG/New York NY (Switzerland) MTN, 3.625%, 9/9/24	299,263
345,000	Fifth Third Bancorp, 2.875%, 7/27/20	343,010
385,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	380,221
440,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.487%, 7/24/23(A)	427,543
150,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	139,406
350,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	363,332
335,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	320,999
562,000	Huntington Bancshares, Inc., 4.000%, 5/15/25	564,936
350,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 3.207%, 4/23/24(A)	338,151
270,000	JPMorgan Chase & Co., 3.250%, 9/23/22	267,856
425,000	JPMorgan Chase & Co., 3.509%, 1/23/29	402,434
416,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	370,042
148,000	Morgan Stanley, 3.737%, 4/24/24	146,740
470,000	Morgan Stanley, 3.950%, 4/23/27	443,113
300,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	271,666
370,000	PNC Bank NA, 2.700%, 11/1/22	359,548
339,000	Prudential Financial, Inc., 5.625%, 6/15/43	331,993
434,000	Royal Bank of Canada (Canada) MTN, 3.200%, 4/30/21	433,955
380,000	SunTrust Banks, Inc., 4.000%, 5/1/25	381,221
285,000	Wells Fargo & Co., 2.100%, 7/26/21	276,102
270,000	Wells Fargo & Co., 4.125%, 8/15/23	271,595
63,000	Wells Fargo & Co. MTN, 4.100%, 6/3/26	61,521
		10,648,457

	Health Care — 1.2%
114,000	Abbott Laboratories, 3.750%, 11/30/26	112,586
365,000	AbbVie, Inc., 4.450%, 5/14/46	319,280
260,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	253,818
322,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	331,306
299,000	Celgene Corp., 5.000%, 8/15/45	276,480
312,000	Cigna Corp., 144a, 4.375%, 10/15/28	313,741
475,000	CVS Health Corp., 4.300%, 3/25/28	464,364
230,000	CVS Health Corp., 5.125%, 7/20/45	223,884
327,000	Express Scripts Holding Co., 3.300%, 2/25/21	325,800
270,000	Thermo Fisher Scientific, Inc., 3.600%, 8/15/21	270,794
442,000	UnitedHealth Group, Inc., 2.375%, 10/15/22	428,433
287,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	280,603
139,000	Zoetis, Inc., 3.250%, 2/1/23	136,900
		3,737,989

	Energy — 1.2%
224,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	206,820
333,000	Cenovus Energy, Inc. (Canada), 4.250%, 4/15/27	303,304
350,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	369,250
301,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	303,168
418,000	Enbridge, Inc. (Canada), (3M LIBOR +0.700%), 3.488%, 6/15/20(A)	416,554
243,000	Energy Transfer Partners LP, 4.950%, 6/15/28	237,754
264,000	EOG Resources, Inc., 3.900%, 4/1/35	249,244
440,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	427,403
106,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	106,994
324,000	Newfield Exploration Co., 5.375%, 1/1/26	317,520
89,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	101,460
307,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	264,634
53,000	Petroleos Mexicanos (Mexico), 144a, 5.350%, 2/12/28	46,242
100,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	97,399
286,000	Valero Energy Corp., 4.350%, 6/1/28	283,329
		3,731,075

	Consumer Staples — 1.2%
379,620	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	352,054
242,000	Ashtead Capital, Inc., 144a, 4.375%, 8/15/27	217,800
438,000	Cargill, Inc., 144a, 3.050%, 4/19/21	437,566
336,000	Conagra Brands, Inc., 4.850%, 11/1/28	330,413
205,000	General Mills, Inc., 3.200%, 4/16/21	203,874
380,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	387,031
475,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	467,202
255,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	284,512
140,000	Kroger Co. (The), 5.000%, 4/15/42	133,256
374,000	Moody's Corp., 2.750%, 12/15/21	366,781

8

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 13.2% (Continued)

	Consumer Staples — (Continued)
$351,000	Reynolds American, Inc., 4.450%, 6/12/25	$338,446
200,000	Tyson Foods, Inc., 3.900%, 9/28/23	199,722
		3,718,657

	Industrials — 1.1%
103,649	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	99,629
418,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	489,506
370,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	328,882
377,000	Eagle Materials, Inc., 4.500%, 8/1/26	374,308
166,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	167,869
167,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	172,429
280,000	FedEx Corp., 5.100%, 1/15/44	275,649
500,000	General Electric Co., 4.125%, 10/9/42	390,671
330,000	Vulcan Materials Co., 4.500%, 4/1/25	327,814
400,000	Wabtec Corp., 4.700%, 9/15/28	375,143
420,000	Westrock Co., 144a, 4.650%, 3/15/26	426,418
		3,428,318

	Communication Services — 1.1%
254,000	Activision Blizzard, Inc., 4.500%, 6/15/47	227,861
552,000	AT&T, Inc., 3.800%, 3/15/22	554,407
88,000	AT&T, Inc., 4.350%, 6/15/45	74,366
368,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	378,281
232,000	Comcast Corp., 4.000%, 3/1/48	211,405
267,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	246,334
267,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	268,666
250,000	Qwest Corp., 6.750%, 12/1/21	255,613
426,000	Telecom Italia SpA/Milano (Italy), 144a, 5.303%, 5/30/24	404,700
130,000	Verizon Communications, Inc., 4.672%, 3/15/55	119,379
285,000	Verizon Communications, Inc., 5.012%, 4/15/49	283,975
287,000	Warner Media LLC, 3.800%, 2/15/27	269,293
		3,294,280

	Consumer Discretionary — 1.0%
105,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	103,950
89,000	AutoNation, Inc., 5.500%, 2/1/20	90,940
658,000	BMW US Capital LLC, 144a, 3.100%, 4/12/21	651,676
410,000	Booking Holdings, Inc., 3.600%, 6/1/26	398,334
434,000	Dollar Tree, Inc., (3M LIBOR +0.700%), 3.149%, 4/17/20(A)	431,232
118,000	Ford Motor Co., 4.750%, 1/15/43	91,000
217,000	Ford Motor Credit Co. LLC, 4.140%, 2/15/23	206,261
150,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	142,456
279,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	264,340
285,000	Home Depot, Inc. (The), 5.950%, 4/1/41	349,726
434,000	Toyota Motor Credit Corp. MTN, 2.950%, 4/13/21	434,065
		3,163,980

	Real Estate — 0.9%
390,000	Boston Properties LP REIT, 3.200%, 1/15/25	372,401
403,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	373,597
202,000	Kimco Realty Corp. REIT, 3.125%, 6/1/23	195,374
288,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	285,284
149,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	138,089
110,000	SL Green Operating Partnership LP REIT, 3.250%, 10/15/22	106,282
244,000	Spirit Realty LP REIT, 4.450%, 9/15/26	234,405
795,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	803,744
309,000	Welltower, Inc. REIT, 4.250%, 4/1/26	308,450
		2,817,626

	Information Technology — 0.9%
899,000	Apple, Inc., 2.750%, 1/13/25	866,869
110,000	Apple, Inc., 4.650%, 2/23/46	116,439
235,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	236,063
210,000	Microsoft Corp., 3.500%, 2/12/35	200,425
430,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	437,310
351,000	Oracle Corp., 2.650%, 7/15/26	325,293
340,000	QUALCOMM, Inc., 3.450%, 5/20/25	327,125
297,000	Visa, Inc., 4.150%, 12/14/35	307,160
		2,816,684

	Materials — 0.6%
250,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	271,125
520,000	DowDuPont, Inc., 4.493%, 11/15/25	535,380
398,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	358,902
470,000	Suzano Austria GmbH (Austria), 144a, 5.750%, 7/14/26	479,400
		1,644,807

9

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 13.2% (Continued)

	Utilities — 0.5%
$105,000	DTE Energy Co., 3.700%, 8/1/23	$104,265
237,000	Duke Energy Progress LLC, 4.150%, 12/1/44	230,083
329,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	318,879
250,000	NextEra Energy Capital Holdings, Inc., 2.800%, 1/15/23	241,259
76,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	71,871
125,000	Pacific Gas & Electric Co., 144a, 4.650%, 8/1/28	114,596
125,000	PacifiCorp., 5.750%, 4/1/37	149,222
170,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.729%, 5/15/67(A)	138,705
		1,368,880
	Total Corporate Bonds	$40,370,753

	U.S. Treasury Obligations — 10.1%
164,000	U.S. Treasury Bond, 3.000%, 8/15/48	163,225
120,000	U.S. Treasury Bond, 3.125%, 5/15/48	122,278
4,870,000	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/48	4,732,429
5,845,000	U.S. Treasury Inflation Indexed Notes, 0.750%, 7/15/28	5,763,300
2,365,000	U.S. Treasury Note, 2.500%, 5/31/20	2,362,875
14,194,000	U.S. Treasury Note, 2.500%, 3/31/23	14,195,663
3,500,000	U.S. Treasury Note, 2.875%, 8/15/28	3,554,141
	Total U.S. Treasury Obligations	$30,893,911

	U.S. Government Mortgage-Backed Obligations — 6.7%
3,591	FHLMC, Pool #G08062, 5.000%, 6/1/35	3,813
565,242	FHLMC, Pool #G08637, 4.000%, 4/1/45	577,577
532	FHLMC, Pool #G18091, 6.000%, 12/1/20	538
7,470	FHLMC, Pool #P00020, 6.500%, 10/1/22	7,468
2,401,183	FHLMC, Pool #Q02664, 4.500%, 8/1/41	2,514,157
3,366,093	FHLMC, Pool #Q29056, 4.000%, 10/1/44	3,440,371
1,595,616	FHLMC, Pool #Q29260, 4.000%, 10/1/44	1,630,889
380	FNMA, Pool #255273, 4.500%, 6/1/19	387
156	FNMA, Pool #255358, 5.000%, 9/1/19	159
32	FNMA, Pool #687301, 6.000%, 11/1/32	34
1,220	FNMA, Pool #690305, 5.500%, 3/1/33	1,290
672,461	FNMA, Pool #725423, 5.500%, 5/1/34	724,075
634,408	FNMA, Pool #725610, 5.500%, 7/1/34	683,272
68,523	FNMA, Pool #748895, 6.000%, 12/1/33	71,006
345,660	FNMA, Pool #AD9193, 5.000%, 9/1/40	366,912
750,857	FNMA, Pool #AH8925, 4.500%, 3/1/41	785,785
957,880	FNMA, Pool #AL2860, 3.000%, 12/1/42	942,187
423,023	FNMA, Pool #AL5718, 3.500%, 9/1/44	425,014
620,201	FNMA, Pool #AR9195, 3.000%, 3/1/43	609,832
1,184,654	FNMA, Pool #AS4707, 3.500%, 4/1/45	1,189,133
1,455,886	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,422,374
1,850,385	FNMA, Pool #AZ7347, 3.000%, 11/1/45	1,809,238
1,953,691	FNMA, Pool #BC1809, 3.500%, 5/1/46	1,959,566
1,191,863	GNMA, Pool #5175, 4.500%, 9/20/41	1,250,438
	Total U.S. Government Mortgage-Backed Obligations	$20,415,515

Shares

Exchange-Traded Fund — 1.7%
iShares JP Morgan USD Emerging Markets Bond ETF	49,202	$5,112,580

Principal Amount

	Non-Agency Collateralized Mortgage Obligations — 1.6%
$777,523	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.766%, 10/25/45(A)(B)	784,077
778,521	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.941%, 1/25/45(A)(B)	761,383
883,908	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.858%, 12/25/44(A)(B)	880,012
828,171	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	838,236
758,232	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	750,170
853,427	Sequoia Mortgage Trust 2015-2, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(B)	832,324
	Total Non-Agency Collateralized Mortgage Obligations	$4,846,202

	Asset-Backed Securities — 1.2%
399,523	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	410,897
1,350,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	1,321,739
839,375	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	837,000
1,336,508	Wendy's Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	1,280,830
	Total Asset-Backed Securities	$3,850,466

	Agency Collateralized Mortgage Obligations — 1.0%
1,181,402	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	1,251,181
900,000	FNMA REMIC, Ser 2013-111, Class BA, 3.000%, 11/25/33	882,075

10

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage Obligations — 1.0% (Continued)
$750,000	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	$782,615
7,420,103	GNMA, Ser 2012-147, Class IO, 0.563%, 4/16/54(A)(B)(C)	255,276
	Total Agency Collateralized Mortgage Obligations	$3,171,147

	Commercial Mortgage-Backed Securities — 0.7%
1,400,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	1,357,132
800,000	STWD 2018-URB Mortgage Trust, Ser 2018-URB, Class C, 144a, (1M LIBOR + 1.550%), 4.005%, 5/15/35(A)	793,551
	Total Commercial Mortgage-Backed Securities	$2,150,683

	Sovereign Government Obligations — 0.5%
238,000	Colombia Government International Bond, 5.000%, 6/15/45	226,576
345,000	Mexico Government International Bond, 4.350%, 1/15/47	295,665
359,000	Province of Alberta Canada, 2.200%, 7/26/22	350,961
417,000	Province of Ontario Canada, 1.875%, 5/21/20	412,264
140,000	Uruguay Government International Bond, 4.975%, 4/20/55	133,141
	Total Sovereign Government Obligations	$1,418,607

	Shares

Preferred Stock — 0.0%

Utilities — 0.0%
Integrys Holding, Inc., 6.000%, 8/1/73	2,052	$48,530

Short-Term Investment Fund — 0.5%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	1,534,841	$1,534,841

Total Investment Securities —99.7%
(Cost $204,736,226)		$305,160,915

Other Assets in Excess of Liabilities — 0.3%		879,898

Net Assets — 100.0%		$306,040,813

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2018.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $17,543,371 or 5.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

11

Touchstone Balanced Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$191,347,680	$—	$—	$191,347,680
Corporate Bonds	—	40,370,753	—	40,370,753
U.S. Treasury Obligations	—	30,893,911	—	30,893,911
U.S. Government Mortgage-Backed Obligations	—	20,415,515	—	20,415,515
Exchange-Traded Fund	5,112,580	—	—	5,112,580
Non-Agency Collateralized Mortgage Obligations	—	4,846,202	—	4,846,202
Asset-Backed Securities	—	3,850,466	—	3,850,466
Agency Collateralized Mortgage Obligations	—	3,171,147	—	3,171,147
Commercial Mortgage-Backed Securities	—	2,150,683	—	2,150,683
Sovereign Government Obligations	—	1,418,607	—	1,418,607
Preferred Stock	48,530	—	—	48,530
Short-Term Investment Fund	1,534,841	—	—	1,534,841
Total	$198,043,631	$107,117,284	$—	$305,160,915

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Credit Opportunities Fund – December 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 72.7%

	Communication Services — 15.1%
$524,000	Altice Luxembourg SA (Luxembourg), 144a, 7.625%, 2/15/25†	$391,690
480,000	Altice Luxembourg SA (Luxembourg), 144a, 7.750%, 5/15/22	436,800
255,000	AMC Networks, Inc., 4.750%, 8/1/25	231,413
350,000	Block Communications, Inc., 144a, 6.875%, 2/15/25	350,875
300,000	Cablevision Systems Corp., 5.875%, 9/15/22	294,750
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28(A)	289,800
190,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	176,966
58,000	CSC Holdings LLC, 5.250%, 6/1/24	53,143
500,000	CSC Holdings LLC, 144a, 5.375%, 7/15/23	487,600
133,000	Digicel Group Ltd. (Bermuda), 144a, 8.250%, 9/30/20	89,775
230,000	Frontier Communications Corp., 11.000%, 9/15/25	143,164
60,000	Frontier Communications Corp., 144a, 8.500%, 4/1/26	52,500
74,000	Gray Escrow, Inc., 144a, 7.000%, 5/15/27	72,015
285,000	Gray Television, Inc., 144a, 5.125%, 10/15/24	262,770
240,000	Inmarsat Finance PLC (United Kingdom), 144a, 6.500%, 10/1/24	224,400
210,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	182,700
120,000	Intelsat Jackson Holdings SA (Luxembourg), 144a, 8.000%, 2/15/24	123,600
500,000	Level 3 Financing, Inc., 5.375%, 1/15/24	476,250
385,000	Netflix, Inc., 4.875%, 4/15/28	351,312
404,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	377,740
262,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	231,215
300,000	Sinclair Television Group, Inc., 144a, 5.625%, 8/1/24	281,250
5,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	4,569
300,000	Sirius XM Radio, Inc., 144a, 5.375%, 7/15/26(A)	280,500
443,000	Sprint Corp., 7.625%, 2/15/25	443,000
350,000	T-Mobile USA, Inc., 4.750%, 2/1/28	316,750
215,000	Townsquare Media, Inc., 144a, 6.500%, 4/1/23	197,800
250,000	Tribune Media Co., 5.875%, 7/15/22(A)	251,250
125,000	Videotron Ltd. (Canada), 144a, 5.125%, 4/15/27	118,125
		7,193,722

	Consumer Discretionary — 11.1%
230,000	Boyd Gaming Corp., 6.375%, 4/1/26	222,525
110,000	Carlson Travel, Inc., 144a, 6.750%, 12/15/23	106,013
100,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	97,750
95,000	Delphi Technologies PLC (Jersey), 144a, 5.000%, 10/1/25	79,800
185,000	Enterprise Development Authority (The), 144a, 12.000%, 7/15/24	168,350
140,000	Golden Nugget, Inc., 144a, 6.750%, 10/15/24	131,950
379,000	Group 1 Automotive, Inc., 5.000%, 6/1/22	359,102
590,000	Hillman Group, Inc. (The), 144a, 6.375%, 7/15/22	477,900
600,000	IRB Holding Corp., 144a, 6.750%, 2/15/26	525,000
33,000	JELD-WEN, Inc., 144a, 4.625%, 12/15/25	28,875
575,000	JELD-WEN, Inc., 144a, 4.875%, 12/15/27	485,875
385,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a, 4.750%, 6/1/27	358,050
140,000	L Brands, Inc., 6.875%, 11/1/35	116,928
145,000	MGM Resorts International, 5.750%, 6/15/25	139,925
119,000	Penske Automotive Group, Inc., 5.500%, 5/15/26	110,670
77,000	PetSmart, Inc., 144a, 5.875%, 6/1/25	55,632
714,000	Sabre GLBL, Inc., 144a, 5.250%, 11/15/23(A)	705,075
34,000	Scientific Games International, Inc., 144a, 5.000%, 10/15/25	30,345
557,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	524,972
250,000	Six Flags Entertainment Corp., 144a, 5.500%, 4/15/27	235,625
380,000	Station Casinos LLC, 144a, 5.000%, 10/1/25	343,900
		5,304,262

	Industrials — 9.8%
462,000	Air Medical Group Holdings, Inc., 144a, 6.375%, 5/15/23	390,390
159,000	Avolon Holdings Funding Ltd. (Cayman Islands), 144a, 5.125%, 10/1/23	151,845
185,000	Berry Global, Inc., 144a, 4.500%, 2/15/26	169,275
50,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	46,875
289,000	Bombardier, Inc. (Canada), 144a, 7.500%, 12/1/24	272,383

13

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 72.7% (Continued)

	Industrials — (Continued)
$201,000	BWX Technologies, Inc., 144a, 5.375%, 7/15/26	$193,402
141,000	Core & Main LP, 144a, 6.125%, 8/15/25	124,080
30,000	DAE Funding LLC, 144a, 4.500%, 8/1/22	28,800
250,000	DAE Funding LLC, 144a, 5.750%, 11/15/23	247,500
132,000	GFL Environmental, Inc. (Canada), 144a, 5.375%, 3/1/23	115,500
171,000	HD Supply, Inc., 144a, 5.375%, 10/15/26	165,870
250,000	KAR Auction Services, Inc., 144a, 5.125%, 6/1/25	225,625
320,000	Multi-Color Corp., 144a, 4.875%, 11/1/25	275,200
191,000	Novelis Corp., 144a, 5.875%, 9/30/26	169,035
326,000	OI European Group BV (Netherlands), 144a, 4.000%, 3/15/23	304,810
273,000	RBS Global, Inc. / Rexnord LLC, 144a, 4.875%, 12/15/25	247,748
54,000	Refinitiv US Holdings, Inc., 144a, 8.250%, 11/15/26	49,342
474,000	Sensata Technologies BV (Netherlands), 144a, 5.000%, 10/1/25	445,560
69,000	TransDigm, Inc., 6.000%, 7/15/22	67,965
250,000	TransDigm, Inc., 6.500%, 5/15/25	238,750
405,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25	376,650
375,000	United Rentals North America, Inc., 5.875%, 9/15/26	353,438
		4,660,043

	Energy — 9.3%
81,000	Calfrac Holdings LP, 144a, 8.500%, 6/15/26	57,510
114,000	California Resources Corp., 144a, 8.000%, 12/15/22†	77,235
33,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/23	30,525
226,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	216,960
348,000	Extraction Oil & Gas, Inc., 144a, 5.625%, 2/1/26	254,040
63,000	Extraction Oil & Gas, Inc., 144a, 7.375%, 5/15/24	51,975
387,000	FTS International, Inc., 6.250%, 5/1/22	342,495
106,000	Great Western Petroleum LLC / Great Western Finance Corp., 144a, 9.000%, 9/30/21	96,460
191,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 144a, 5.625%, 2/15/26	184,792
69,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	61,065
73,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	64,970
110,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	96,800
198,000	Murphy Oil Corp., 6.875%, 8/15/24	196,930
27,000	Murray Energy Corp., 144a, 11.250%, 4/15/21	16,841
168,475	Murray Energy Corp., 144a, 12.000%, 4/15/24(B)	90,976
99,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 5.375%, 1/15/25	91,080
500,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 6.250%, 6/1/24	485,000
230,000	Peabody Energy Corp., 144a, 6.000%, 3/31/22	223,100
195,000	Rowan Cos., Inc., 7.375%, 6/15/25	156,488
200,000	Seven Generations Energy Ltd. (Canada), 144a, 5.375%, 9/30/25	179,000
220,000	SRC Energy, Inc., 6.250%, 12/1/25	182,600
207,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	196,650
347,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	319,240
89,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 5.875%, 4/15/26	86,552
78,000	TerraForm Power Operating LLC, 144a, 4.250%, 1/31/23	72,735
45,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	39,600
188,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 144a, 9.750%, 4/15/23	150,400
40,000	Weatherford International LLC, 144a, 9.875%, 3/1/25	24,300
60,000	Weatherford International Ltd. (Bermuda), 5.875%, 7/1/21	37,617
35,000	Weatherford International Ltd. (Bermuda), 9.875%, 2/15/24†	21,350
50,000	Whiting Petroleum Corp., 5.750%, 3/15/21	47,500
239,000	Whiting Petroleum Corp., 6.250%, 4/1/23	217,490
80,000	Whiting Petroleum Corp., 6.625%, 1/15/26	68,600
		4,438,876

	Health Care — 8.4%
92,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	87,860
320,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	303,200
18,000	Acadia Healthcare Co., Inc., 6.500%, 3/1/24	17,370

14

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 72.7% (Continued)

	Health Care — (Continued)
$444,000	Bausch Health Cos, Inc. (Canada), 144a, 5.500%, 3/1/23	$406,260
4,000	Bausch Health Cos, Inc. (Canada), 144a, 5.625%, 12/1/21	3,940
100,000	Bausch Health Cos, Inc. (Canada), 144a, 6.125%, 4/15/25	87,250
100,000	Bausch Health Cos, Inc. (Canada), 144a, 6.500%, 3/15/22	100,500
443,000	BioScrip, Inc., 8.875%, 2/15/21†	413,098
160,000	Centene Corp., 4.750%, 1/15/25	152,800
95,000	Centene Corp., 6.125%, 2/15/24(A)	97,256
410,000	DJO Finance LLC / DJO Finance Corp., 144a, 8.125%, 6/15/21	422,300
100,000	HCA, Inc., 7.690%, 6/15/25	106,500
222,000	Hill-Rom Holdings, Inc., 144a, 5.000%, 2/15/25	210,900
23,000	Immucor, Inc., 144a, 11.125%, 2/15/22	23,000
295,000	Molina Healthcare, Inc., 5.375%, 11/15/22	284,675
100,000	Molina Healthcare, Inc., 144a, 4.875%, 6/15/25	91,250
157,000	RegionalCare Hospital Partners Holdings, Inc., 144a, 8.250%, 5/1/23	158,570
356,000	Sotera Health Holdings LLC, 144a, 6.500%, 5/15/23	340,870
220,000	Tenet Healthcare Corp., 4.625%, 7/15/24	204,600
424,000	Tenet Healthcare Corp., 7.000%, 8/1/25†	392,200
85,000	WellCare Health Plans, Inc., 144a, 5.375%, 8/15/26	82,025
		3,986,424

	Materials — 5.5%
145,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 144a, 6.000%, 2/15/25	133,852
214,000	Constellium NV (Netherlands), 144a, 5.750%, 5/15/24	196,880
95,000	Constellium NV (Netherlands), 144a, 5.875%, 2/15/26	84,550
530,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 144a, 4.750%, 2/1/26	499,525
135,000	First Quantum Minerals Ltd. (Canada), 144a, 6.875%, 3/1/26	108,338
109,000	Freeport-McMoRan, Inc., 4.000%, 11/14/21	106,002
210,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	165,375
160,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43	121,800
93,000	HB Fuller Co., 4.000%, 2/15/27	78,120
223,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 7.000%, 4/15/25	205,160
625,000	New Gold, Inc. (Canada), 144a, 6.250%, 11/15/22	525,000
100,000	New Gold, Inc. (Canada), 144a, 6.375%, 5/15/25	76,000
105,000	Olin Corp., 5.000%, 2/1/30	92,006
91,000	Starfruit Finco BV / Starfruit US Holdco LLC, 144a, 8.000%, 10/1/26†	84,175
101,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (Luxembourg), 144a, 5.375%, 9/1/25	88,274
100,000	Tronox Finance PLC (United Kingdom), 144a, 5.750%, 10/1/25	81,000
		2,646,057

	Information Technology — 4.0%
245,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho, 144a, 10.000%, 11/30/24	256,638
526,000	NCR Corp., 5.000%, 7/15/22	495,755
395,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), 144a, 5.000%, 2/1/25(A)†	369,325
325,000	Nielsen Finance LLC / Nielsen Finance Co., 144a, 5.000%, 4/15/22	310,375
320,000	Radiate Holdco LLC / Radiate Finance, Inc., 144a, 6.625%, 2/15/25	276,800
200,000	Solera LLC / Solera Finance, Inc., 144a, 10.500%, 3/1/24	213,000
		1,921,893

	Financials — 3.3%
313,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.000%, 11/15/25	266,833
611,000	ASP AMC Merger Sub, Inc., 144a, 8.000%, 5/15/25	323,830
750,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125%, 11/15/22(A)	723,750
315,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	278,775
		1,593,188

	Real Estate — 2.9%
521,000	ESH Hospitality, Inc. REIT, 144a, 5.250%, 5/1/25	484,530
40,000	GEO Group, Inc. (The) REIT, 5.125%, 4/1/23	36,000
135,000	GEO Group, Inc. (The) REIT, 6.000%, 4/15/26	118,462

15

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 72.7% (Continued)

	Real Estate — (Continued)
$351,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	$309,758
498,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 144a, 4.875%, 6/1/23†	433,260
		1,382,010

	Consumer Staples — 1.7%
380,000	B&G Foods, Inc., 5.250%, 4/1/25(A)	353,400
100,000	Clearwater Seafoods, Inc. (Canada), 144a, 6.875%, 5/1/25	95,750
115,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	108,388
245,000	Simmons Foods, Inc., 144a, 5.750%, 11/1/24	173,950
70,000	Simmons Foods, Inc., 144a, 7.750%, 1/15/24	70,350
		801,838

	Utilities — 1.6%
306,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	293,760
31,000	Pacific Gas & Electric Co., 3.300%, 3/15/27	25,519
31,000	Pacific Gas & Electric Co., 3.500%, 6/15/25	26,568
60,000	Pacific Gas & Electric Co., 144a, 4.250%, 8/1/23	55,593
200,000	Vistra Energy Corp., 7.625%, 11/1/24	211,000
151,000	Vistra Operations Co. LLC, 144a, 5.500%, 9/1/26	145,338
		757,778
	Total Corporate Bonds	$34,686,091

	Bank Loans(C) — 16.8%

	Consumer Discretionary — 3.6%
239,756	Caesars Resort Collection LLC, Term B Loan (LIBOR +2.750%), 5.272%, 12/23/24(D)	229,823
174,230	GOBP Holdings, Inc., First Lien Initial Term Loan ( LIBOR + 3.750%), 6.553%, 10/22/25	169,583
259,526	Golden Nugget, Inc., B Team Loan (LIBOR +2.750%), 5.237%, 10/4/23(D)	249,145
109,716	Houghton Mifflin Harcourt Publishers, Inc., Term Loan (LIBOR +3.000%), 5.522%, 5/28/21	99,156
227,211	IRB Holding Corp., Team B Loan (LIBOR +3.250%), 5.682%, 2/5/25	216,191
125,752	Jeld-Wen, Inc., Term B-4 Loan (LIBOR +2.000%), 4.803%, 12/14/24	119,360
112,206	Mohegan Tribal Gaming Authority, Team B Loan (LIBOR + 4.000%), 6.522%, 10/13/23	99,639
327,799	Petco Animal Supplies Inc, Term Loan (LIBOR +3.250%), 5.777%, 1/26/23	238,746
216,827	Scientific Games International, Inc., Initial Term B-5 Loan (LIBOR+2.750%), 5.250%, 8/14/24(D)	202,966
99,742	Station Casinos LLC, Team B Facility Loan (LIBOR +2.500%), 5.030%, 6/8/23(D)	95,539
		1,720,148

	Industrials — 3.2%
298,021	Air Medical Group Holdings Inc, 2018 Term Loan (LIBOR +3.250%), 5.682%, 4/28/22	277,624
33,978	Avolon TLB Borrower 1 US LLC, Term B-3 Loan (LIBOR +2.000%), 1/15/25(D)	32,591
265,733	Cumulus Media New Holdings Inc., Exit Term Loan (LIBOR +4.500%), 7.030%, 5/13/22	248,128
83,420	Engility Corporation, New Term B-2 Loan (LIBOR +2.750%), 5.272%, 8/14/23	82,769
56,549	Envigo Laboratories Inc, First Lien Dollar Term Loan (LIBOR +8.500%), 10.930%, 10/28/21	55,531
471,157	Forterra Finance LLC, Replacement Term Loan (LIBOR +3.000%), 5.522%, 10/25/23	423,872
199,644	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan (LIBOR +2.750%), 7/30/24(D)	192,345
238,325	Sequa Mezzanine Holdings LLC, Initial Term Loan (First Lien) (LIBOR +5.000%), 7.408%, 11/28/21	226,706
		1,539,566

	Health Care — 2.4%
150,000	Air Methods Corporation, Initial Term Loan (LIBOR +3.500%), 6.303%, 4/21/24	118,071
101,408	Bausch Health Companies, Inc., Initial Term Loan (LIBOR +3.000%), 5.379%, 6/2/25(D)	96,648
352,985	BPA Laboratories, Inc., Term Loan (Second Lien) (LIBOR +7.750%), 10.553%, 4/29/20	324,746
247,457	DJO Finance LLC, Initial Term Loan (LIBOR +3.250%), 5.709%, 6/8/20	243,869
117,372	General Nutrition Center, Inc., First in last Out Term Loan (LIBOR +7.000%), 9.530%, 12/31/22	115,611

16

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(C) — 16.8% (Continued)

	Health Care — (Continued)
$208,860	LifePoint Health, Inc., First Lien Term B Loan (LIBOR +4.500%), 7.129%, 11/14/25	$197,633
63,131	Universal Hospital Services, Inc., Delayed Draw Team Loan B (LIBOR +3.000%), 10/20/25(D)	60,922
		1,157,500

	Energy — 2.2%
155,385	California Resources Corp., Term Loan (LIBOR +10.375%), 12.897%, 12/31/21(D)	151,888
96,739	California Resources Corp., Term Loan (LIBOR +4.750%), 7.256%, 12/31/22	93,514
88,000	Equitrans Midstream Corp., Term Loan (LIBOR +4.500%), 12/13/23(D)	85,873
35,096	FTS International Inc, Initial Term Loan (LIBOR +4.750%), 7.272%, 4/16/21	34,453
118,428	Gulf Finance LLC, Tranche B Term Loan (LIBOR +5.250%), 7.885%, 8/25/23	89,857
124,687	Murray Energy Corporation, Superpriority Term B-2 Loan (LIBOR +7.250%), 9.777%, 10/17/22	105,049
202,281	Traverse Midstream Partners LLC, Advance (LIBOR +4.000%), 6.600%, 9/27/24(D)	193,684
116,410	Ultra Resources, Inc., Senior Secured Term Loan (LIBOR +4.000%), 6.469%, 4/12/24	103,459
179,371	Woodford Express LLC, Initial Term Loan (LIBOR +5.000%), 7.522%, 1/27/25	170,253
		1,028,030

	Communication Services — 1.9%
42,151	Applied Systems Inc, Second Lien Initial Term Loan (LIBOR +7.000%), 9.522%, 9/19/25	40,991
99,748	CenturyLink, Inc., Initial Team B Loan (LIBOR +2.750%), 5.272%, 1/31/25	92,865
239,395	Charter Communications Operating LLC, Term B Loan (LIBOR +2.000%), 4/30/25(D)	228,953
80,000	Nielsen Finance LLC, Class B-4 Team Loan (LIBOR +2.000%), 10/4/23(D)	77,500
496,231	WideOpenWest Finance LLC, Refinancing Term B Loan (LIBOR +3.250%), 5.720%, 8/18/23	458,394
		898,703

	Information Technology — 1.4%
51,652	Diebold Nixdorf Incorporated, New Dollar Term B Loan (PRIME +1.750%), 5.188%, 11/6/23(D)	43,388
135,866	Diebold Nixdorf Incorporated, Term Loan A1 (LIBOR +9.250%), 11.813%, 8/30/22	139,179
186,672	Evergreen Skills Lux SARL, First Lien Initial Term Loan (Luxembourg) (LIBOR +4.750%), 7.272%, 4/28/21	150,426
103,877	Infoblox, Inc., Refinancing Term Loan (LIBOR +4.500%), 7.022%, 11/7/23	103,164
191,138	Iron Mountain Information Management LLC, Term Loan A (LIBOR +1.750%), 4.182%, 6/5/23	188,271
48,144	Optiv Inc, Initial Term Loan (First Lien) (LIBOR +3.250%), 5.772%, 2/1/24	44,473
		668,901

	Financials — 1.2%
130,345	Acrisure LLC, 1st Lien 2018-1 Additional Term Loan (LIBOR +3.750%), 6.272%, 11/22/23	122,850
227,946	Asurion LLC, Second Lien Replacement B-2 Term Loan (LIBOR +6.500%), 9.022%, 8/4/25	224,955
233,494	HUB International Ltd., Initial Term Loan (LIBOR +3.000%), 5.240%, 4/25/25	219,996
		567,801

	Materials — 0.5%
278,233	BWay Holding Company, Initial Term Loan (LIBOR +3.250%), 5.658%, 4/3/24(D)	261,074

	Utilities — 0.3%
137,871	Vistra Operations Company LLC, 2018 Incremental Term Loan (LIBOR +2.000%), 4.473%, 12/31/25	132,375

	Consumer Staples — 0.1%
46,533	Energizer Holdings, Inc., Term B Loan (LIBOR+2.250%), 12/17/25(D)	44,847
	Total Bank Loans	$8,018,945

	Asset-Backed Securities — 3.8%
250,000	Dryden 45 Senior Loan Fund, Ser 2016-45A, Class ER, (Cayman Islands), 144a, (3M LIBOR +5.850%), 8.286% 10/15/30(E)	227,459
300,000	Madison Park Funding XII Ltd., Ser 2014-12A, Class SUB, (Cayman Islands), 144a, 7/20/26(F)	151,470
250,000	Madison Park Funding XXXI Ltd., Ser 2018-31A, Class SUB, (Cayman Islands), 144a, 1/23/48(F)	230,776

17

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 3.8% (Continued)
$500,000	Oaktree CLO Ltd., Ser 2018-1A, Class SUB, (Cayman Islands), 144a, 10/20/30(F)	$445,554
500,000	OZLM XXI, Ser 2017-21A, Class SUB, (Cayman Islands), 144a, 1/20/31(F)	390,468
250,000	Venture XVIII CLO Ltd., Ser 2014-18A, Class SUB, (Cayman Islands), 144a, 10/15/29(F)	157,802
250,000	Wellfleet CLO Ltd., Ser 2018-3A, Class SUB, (Cayman Islands), 144a, 1/20/32(F)	215,892
	Total Asset-Backed Securities	$1,819,421

Shares

	Common Stocks — 2.0%

	Information Technology — 1.9%
692,722	Eagle Topco Ltd.*	233,097
8,386	MModal LLC*	645,722
		878,819

	Industrials — 0.0%
1,299	Cumulus Media New Holdings*	12,016

	Energy — 0.1%
74,381	Trident, Class A Templar Restructure*	18,595
11,748	Trident, Templar Restructure*	29,370
		47,965
	Total Common Stocks	$938,800

	Number
	of	Notional
	Contracts	Amount
Purchased Call Options — 0.1%
VIX, Strike @20.00, Exp 1/19(A)	64	162,688	$28,800

Shares

	Warrants — 0.0%

	Health Care — 0.0%
1,179	Envigo Laboratories, Inc. (Fka Bpa Laboratories Inc.) Series A Warrant(G)*	—
1,890	Envigo Laboratories, Inc. (Fka Bpa Laboratories Inc.) Series B Warrant(G)*	—
	Total Warrants	$—

	Short-Term Investment Funds — 11.0%
3,546,294	Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	3,546,294
1,694,164	Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	1,694,164
	Total Short-Term Investment Funds	$5,240,458

Market
Value

Total Long Positions —106.4%
(Cost $53,415,273)	$50,732,515

	Number
	of	Notional
	Contracts	Amount

Written Call Options — (0.0%)
VIX, Strike @25.00, Exp 1/19	(64)	$(162,688)	(10,560)
(Premiums received $7,621)			$(10,560)

Total — 106.4%			$50,721,955

Liabilities in Excess of Other Assets — (6.4%)			(3,014,566)

Net Assets — 100.0%			$47,707,389

(A)	All or a portion of these securities are pledged as collateral for written options. The total value of the securities pledged as collateral as of December 31, 2018 was $2,058,444.

(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.

(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of December 31, 2018.

(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(E)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2018.

(F)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.

(G)	Level3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $1,615,787.

18

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

CLO - Collateral Loan Obligations

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PIK - Pay-in-Kind

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $ 25,836,956 or 54.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$34,686,091	$—	$34,686,091
Bank Loans	—	8,018,945	—	8,018,945
Asset-Backed Securities	—	1,819,421	—	1,819,421
Common Stocks	938,800	—	—	938,800
Purchased Call Options Equity Contracts	28,800	—	—	28,800
Warrants	—	—	—	—
Short-Term Investment Funds	5,240,458	—	—	5,240,458
Total Assets	$6,208,058	$44,524,457	$—	$50,732,515

Liabilities:
Written Call Options Equity Contracts	$(10,560)	$—	$—	$(10,560)
Total Liabilities	$(10,560)	$—	$—	$(10,560)
Total	$6,197,498	$44,524,457	$—	$50,721,955

See accompanying Notes to Financial Statements.

19

Portfolio of Investments

Touchstone International Equity Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.8%

United Kingdom — 27.8%

Communication Services — 7.2%
Auto Trader Group PLC, 144a	530,000	$3,075,799
ITV PLC	2,610,000	4,154,244
WPP PLC	310,000	3,373,728

Consumer Discretionary — 8.4%
BCA Marketplace PLC	1,616,766	4,528,724
Compass Group PLC	174,000	3,659,377
InterContinental Hotels Group PLC	76,000	4,111,057

Consumer Staples — 3.3%
Reckitt Benckiser Group PLC	62,500	4,786,021

Health Care — 0.4%
Indivior PLC*	431,000	617,526

Industrials — 2.4%
Experian PLC	148,000	3,587,806

Information Technology — 2.1%
AVEVA Group PLC	100,000	3,084,943

Real Estate — 4.0%
Foxtons Group PLC	1,750,000	1,186,653
Savills PLC	520,000	4,687,977
Total United Kingdom		40,853,855

Switzerland — 9.1%

Consumer Staples — 3.8%
Nestle SA	68,000	5,519,069

Health Care — 2.4%
Novartis AG	42,000	3,597,059

Industrials — 2.9%
Adecco Group AG	91,000	4,277,220
Total Switzerland		13,393,348

Germany — 6.7%

Industrials — 3.5%
Brenntag AG	120,000	5,237,907

Information Technology — 3.2%
SAP SE	47,000	4,664,740
Total Germany		9,902,647

India — 6.6%

Consumer Discretionary — 2.2%
PC Jeweller Ltd.	2,600,000	3,202,139

Financials — 4.4%
Indian Energy Exchange Ltd., 144a	848,898	2,015,031
Shriram Transport Finance Co. Ltd.	255,000	4,526,604
Total India		9,743,774

Canada — 6.6%

Consumer Discretionary — 2.3%
Uni-Select, Inc.†	240,000	$3,412,247

Information Technology — 2.0%
BlackBerry Ltd.*	419,000	2,979,090

Materials — 2.3%
Pretium Resources, Inc.*†	389,000	3,287,050
Total Canada		9,678,387

France — 5.1%

Communication Services — 4.0%
Eutelsat Communications SA	125,000	2,462,647
JCDecaux SA	121,000	3,399,351

Industrials — 1.1%
Edenred	43,000	1,583,647
Total France		7,445,645

China — 4.9%

Communication Services — 3.4%
Baidu, Inc. ADR*	16,500	2,616,900
Tencent Holdings Ltd.	60,000	2,404,821

Consumer Discretionary — 1.5%
Alibaba Group Holding Ltd. ADR*	16,000	2,193,120
Total China		7,214,841

Japan — 4.8%

Consumer Discretionary — 2.5%
USS Co. Ltd.	222,000	3,724,806

Industrials — 2.3%
FANUC Corp.	22,000	3,338,713
Total Japan		7,063,519

Denmark — 3.3%

Industrials — 3.3%
ISS A/S	172,000	4,815,450

Greece — 3.1%

Consumer Discretionary — 3.1%
OPAP SA	520,000	4,525,029

Ireland — 2.9%

Health Care — 2.9%
Medtronic PLC	46,000	4,184,160

Brazil — 2.5%

Health Care — 2.5%
Qualicorp Consultoria e Corretora de Seguros SA	1,095,000	3,641,760

20

Touchstone International Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.8% (Continued)

Mexico — 2.0%

Consumer Staples — 2.0%
Gruma SAB de CV - Class B	265,000	$2,991,873

Spain — 1.9%

Utilities — 1.9%
Red Electrica Corp. SA	127,000	2,832,132

Jersey — 1.9%

Materials — 1.9%
Randgold Resources Ltd.	33,500	2,811,907

Australia — 1.8%

Materials — 1.8%
Northern Star Resources Ltd.	400,000	2,611,023

Netherlands — 1.7%

Energy — 1.7%
Core Laboratories NV	41,000	2,446,060

United States — 1.6%

Information Technology — 1.6%
Mastercard, Inc. - Class A	12,500	2,358,125

Hong Kong — 1.5%

Consumer Discretionary — 1.5%
Galaxy Entertainment Group Ltd.	350,000	2,210,828
Total Common Stocks		$140,724,363

Short-Term Investment Funds — 8.8%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	6,921,476	6,921,476
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	5,935,346	5,935,346
Total Short-Term Investment Funds		$12,856,822

Total Investment Securities —104.6%
(Cost $160,335,323)		$153,581,185

Liabilities in Excess of Other Assets — (4.6%)		(6,696,267)

Net Assets — 100.0%		$146,884,918

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $5,859,782.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $5,090,830 or 3.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

21

Touchstone International Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$4,846,030	$36,007,825	$—	$40,853,855
Switzerland	—	13,393,348	—	13,393,348
Germany	—	9,902,647	—	9,902,647
India	—	9,743,774	—	9,743,774
Canada	9,678,387	—	—	9,678,387
France	3,399,351	4,046,294	—	7,445,645
China	4,810,020	2,404,821	—	7,214,841
Japan	—	7,063,519	—	7,063,519
Denmark	—	4,815,450	—	4,815,450
Greece	4,525,029	—	—	4,525,029
Ireland	4,184,160	—	—	4,184,160
Brazil	3,641,760	—	—	3,641,760
Mexico	2,991,873	—	—	2,991,873
Spain	—	2,832,132	—	2,832,132
Jersey	—	2,811,907	—	2,811,907
Australia	—	2,611,023	—	2,611,023
Netherlands	2,446,060	—	—	2,446,060
United States	2,358,125	—	—	2,358,125
Hong Kong	—	2,210,828	—	2,210,828
Short-Term Investment Funds	12,856,822	—	—	12,856,822
Total	$55,737,617	$97,843,568	$—	$153,581,185

See accompanying Notes to Financial Statements.

22

Portfolio of Investments

Touchstone International Growth Opportunities Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.7%

China — 38.5%

Communication Services — 22.4%
58.com, Inc. ADR*	13,390	$725,872
Autohome, Inc. ADR*	15,075	1,179,317
Baidu, Inc. ADR*	5,645	895,297
Tencent Holdings Ltd.	61,125	2,449,911
Tencent Music Entertainment Group ADR*†	24,450	323,229
Weibo Corp. ADR*	29,500	1,723,685

Consumer Discretionary — 12.4%
Alibaba Group Holding Ltd. ADR*	18,135	2,485,764
Ctrip.com International Ltd. ADR*	23,705	641,457
New Oriental Education &
Technology Group, Inc. ADR*	16,590	909,298

Consumer Staples — 3.7%
Kweichow Moutai Co. Ltd. - Class A	7,300	630,565
Wuliangye Yibin Co. Ltd. - Class A	80,528	598,828
Total China		12,563,223

France — 10.5%

Communication Services — 2.4%
Ubisoft Entertainment SA*	9,585	772,187

Industrials — 5.2%
Safran SA	14,140	1,695,883

Information Technology — 2.9%
Capgemini SE	9,625	957,352
Total France		3,425,422

India — 8.6%

Financials — 8.6%
HDFC Bank Ltd. ADR	19,210	1,989,964
IndusInd Bank Ltd.	35,540	813,785
Total India		2,803,749

Canada — 7.4%

Financials — 4.1%
Toronto-Dominion Bank (The)	27,055	1,344,823

Industrials — 3.3%
Canadian Pacific Railway Ltd.	6,025	1,070,160
Total Canada		2,414,983

Japan — 6.9%

Communication Services — 2.2%
Nexon Co. Ltd.*	56,200	725,516

Consumer Discretionary — 1.3%
Suzuki Motor Corp.	8,000	403,292

Industrials — 3.4%
Recruit Holdings Co. Ltd.	45,800	$1,106,470
Total Japan		2,235,278

Switzerland — 5.3%

Consumer Staples — 3.0%
Coca-Cola HBC AG	31,120	973,984

Health Care — 2.3%
Sonova Holding AG	4,625	760,564
Total Switzerland		1,734,548

Singapore — 5.2%

Financials — 5.2%
DBS Group Holdings Ltd.	96,500	1,678,121

Germany — 4.0%

Information Technology — 4.0%
SAP SE	12,995	1,289,751

Israel — 3.7%

Information Technology — 3.7%
Nice Ltd. ADR*	11,205	1,212,493

Brazil — 2.8%

Consumer Discretionary — 2.1%
Magazine Luiza SA	14,700	686,765

Information Technology — 0.7%
Pagseguro Digital Ltd. - Class A*	12,325	230,847
Total Brazil		917,612

Sweden — 2.8%

Information Technology — 2.8%
Hexagon AB	19,405	897,046

Argentina — 2.2%

Information Technology — 2.2%
Globant SA*	12,585	708,787

Indonesia — 1.8%

Communication Services — 1.8%
Telekomunikasi Indonesia Persero Tbk PT	2,285,900	597,611
Total Common Stocks		$32,478,624

23

Touchstone International Growth Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Funds — 1.4%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	138,735	$138,735
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	331,609	331,609
Total Short-Term Investment Funds		$470,344

Total Investment Securities — 101.1%
(Cost $35,275,757)		$32,948,968

Liabilities in Excess of Other Assets — (1.1%)		(358,339)

Net Assets — 100.0%		$32,590,629

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $319,990.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$8,883,919	$3,679,304	$—	$12,563,223
France	—	3,425,422	—	3,425,422
India	1,989,964	813,785	—	2,803,749
Canada	2,414,983	—	—	2,414,983
Japan	—	2,235,278	—	2,235,278
Switzerland	—	1,734,548	—	1,734,548
Singapore	—	1,678,121	—	1,678,121
Germany	—	1,289,751	—	1,289,751
Israel	1,212,493	—	—	1,212,493
Brazil	917,612	—	—	917,612
Sweden	—	897,046	—	897,046
Argentina	708,787	—	—	708,787
Indonesia	—	597,611	—	597,611
Short-Term Investment Funds	470,344	—	—	470,344
Total	$16,598,102	$16,350,866	$—	$32,948,968

See accompanying Notes to Financial Statements.

24

Portfolio of Investments

Touchstone International Small Cap Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.5%

Japan — 27.8%

Communication Services — 1.2%
Capcom Co. Ltd.	130,400	$2,585,509

Consumer Discretionary — 4.1%
Kyoritsu Maintenance Co. Ltd.	62,300	2,724,505
Marui Group Co. Ltd.	171,400	3,321,718
Sega Sammy Holdings, Inc.	177,300	2,471,695

Consumer Staples — 4.7%
Lion Corp.	157,100	3,246,867
Morinaga & Co. Ltd.	63,000	2,703,198
Nippon Suisan Kaisha Ltd.	682,500	3,806,640

Financials — 1.8%
Fukuoka Financial Group, Inc.	72,700	1,473,885
Zenkoku Hosho Co. Ltd.	73,200	2,295,579

Health Care — 3.8%
Medipal Holdings Corp.	103,500	2,214,299
Rohto Pharmaceutical Co. Ltd.	90,400	2,467,484
Takara Bio, Inc.	138,200	3,230,840

Industrials — 6.5%
Japan Airport Terminal Co. Ltd.	61,300	2,119,110
Kamigumi Co. Ltd.	138,000	2,823,309
Kandenko Co. Ltd.	280,900	2,722,660
Seino Holdings Co. Ltd.	155,200	2,031,938
TechnoPro Holdings, Inc.	52,400	2,152,707
Toda Corp.	283,500	1,766,774

Information Technology — 3.1%
Azbil Corp.	99,100	1,958,591
Nihon Unisys Ltd.	140,200	3,124,848
Taiyo Yuden Co. Ltd.	91,200	1,352,892

Materials — 0.7%
Sumitomo Bakelite Co. Ltd.	45,000	1,548,499

Real Estate — 0.9%
Katitas Co. Ltd.†	82,800	1,961,782

Utilities — 1.0%
Hokkaido Electric Power Co., Inc.	313,700	2,167,460
Total Japan		58,272,789

United Kingdom — 11.0%

Consumer Discretionary — 1.2%
SSP Group PLC	302,235	2,494,910

Consumer Staples — 1.3%
Britvic PLC	271,694	2,767,155

Energy — 1.6%
Petrofac Ltd.	267,245	1,622,217
Premier Oil PLC*	1,983,198	1,673,661

Financials — 0.7%
Intermediate Capital Group PLC	122,648	1,462,972

Health Care — 2.0%
Abcam PLC	122,724	1,708,257
Dechra Pharmaceuticals PLC	89,504	2,364,795

Industrials — 2.2%
HomeServe PLC	237,606	2,624,571
Pagegroup PLC	359,883	2,067,326

Information Technology — 0.8%
Electrocomponents PLC	254,374	1,643,097

Utilities — 1.2%
Pennon Group PLC	292,015	2,581,401
Total United Kingdom		23,010,362

Australia — 8.1%

Energy — 2.5%
Beach Energy Ltd.	2,568,287	2,426,544
WorleyParsons Ltd.	344,700	2,768,582

Health Care — 1.1%
Ansell Ltd.	150,243	2,333,979

Industrials — 1.2%
Cleanaway Waste Management Ltd.	2,065,294	2,422,067

Materials — 1.2%
St Barbara Ltd.	771,860	2,556,664

Real Estate — 2.1%
Charter Hall Group REIT	853,555	4,462,980
Total Australia		16,970,816

Canada — 6.3%

Consumer Discretionary — 1.4%
Great Canadian Gaming Corp.*	83,001	2,910,385

Energy — 1.9%
Enerplus Corp.	185,890	1,446,053
Parkland Fuel Corp.	96,496	2,497,926

Industrials — 1.9%
Boyd Group Income Fund	28,124	2,326,843
Finning International, Inc.	95,530	1,665,407

Utilities — 1.1%
Capital Power Corp.	117,690	2,292,248
Total Canada		13,138,862

Germany — 6.0%

Communication Services — 1.0%
Stroeer SE & Co. KGaA	43,389	2,102,988

25

Touchstone International Small Cap Fund (Unaudited) (Continued)

	Shares	Market Value

Common Stocks — 100.5% (Continued)

Germany — (Continued)

Consumer Discretionary — 0.9%
HUGO BOSS AG	30,007	$1,849,762

Financials — 0.8%
Deutsche Pfandbriefbank AG, 144a	166,962	1,669,477

Industrials — 1.0%
Rheinmetall AG	24,774	2,196,933

Information Technology — 1.0%
Dialog Semiconductor PLC*	79,859	2,069,442

Real Estate — 1.3%
TAG Immobilien AG	117,940	2,686,298
Total Germany		12,574,900

France — 5.6%

Communication Services — 1.2%
Lagardere SCA	96,905	2,445,435

Health Care — 1.1%
Korian SA	63,593	2,263,313

Industrials — 2.0%
Air France-KLM*	186,878	2,029,448
Rexel SA	214,668	2,286,668

Information Technology — 1.3%
Alten SA	31,702	2,643,165
Total France		11,668,029

Switzerland — 5.4%

Communication Services — 1.6%
Sunrise Communications Group AG, 144a	38,962	3,430,342

Consumer Discretionary — 1.4%
Forbo Holding AG	2,046	2,879,587

Health Care — 0.8%
Galenica AG, 144a	37,353	1,645,384

Industrials — 1.6%
Sulzer AG	6,785	540,740
Wizz Air Holdings PLC, 144a*	77,320	2,762,337
Total Switzerland		11,258,390

Netherlands — 3.6%

Financials — 2.7%
ASR Nederland NV	75,363	2,982,038
Euronext NV, 144a	44,786	2,580,461

Materials — 0.9%
AMG Advanced Metallurgical Group NV	61,174	1,973,816
Total Netherlands		7,536,315

Italy — 3.1%

Energy — 0.9%
Saras SpA	970,490	1,880,290

Health Care — 1.2%
Amplifon SpA	158,501	2,559,146

Utilities — 1.0%
Italgas SpA	375,813	2,155,113
Total Italy		6,594,549

Denmark — 2.6%

Financials — 1.4%
Topdanmark A/S	63,364	2,957,138

Information Technology — 1.2%
SimCorp A/S	37,281	2,556,778
Total Denmark		5,513,916

Norway — 2.6%

Consumer Staples — 1.2%
Leroy Seafood Group ASA	337,894	2,571,537

Financials — 1.4%
Storebrand ASA	395,631	2,822,361
Total Norway		5,393,898

Sweden — 2.5%

Consumer Discretionary — 0.7%
Dometic Group AB, 144a	236,269	1,473,975

Industrials — 1.1%
Loomis AB	72,304	2,330,712

Real Estate — 0.7%
Hemfosa Fastigheter AB	187,590	1,480,319
Total Sweden		5,285,006

Luxembourg — 2.2%

Materials — 0.9%
Orion Engineered Carbons SA	77,324	1,954,751

Real Estate — 1.3%
Grand City Properties SA	119,997	2,608,139
Total Luxembourg		4,562,890

Ireland — 1.9%

Consumer Staples — 1.1%
Greencore Group PLC†	1,013,397	2,301,766

26

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 100.5% (Continued)

Ireland — (Continued)

Health Care — 0.8%
UDG Healthcare PLC	217,553	$1,656,279
Total Ireland		3,958,045

India — 1.7%

Information Technology — 1.7%
WNS Holdings Ltd. ADR*	86,391	3,564,493

New Zealand — 1.6%

Communication Services — 1.6%
Spark New Zealand Ltd.	1,230,597	3,432,657

Argentina — 1.3%

Information Technology — 1.3%
Globant SA*	50,093	2,821,238

Jordan — 1.3%

Health Care — 1.3%
Hikma Pharmaceuticals PLC	125,999	2,755,351

Spain — 1.3%

Health Care — 1.3%
Almirall SA	174,714	2,674,748

Singapore — 1.2%

Industrials — 1.2%
ComfortDelGro Corp. Ltd.	1,615,600	2,551,913

Hong Kong — 1.2%

Consumer Discretionary — 1.2%
Melco International Development Ltd.	1,225,000	2,484,044
Studio City International Holdings Ltd. ADR*	306	5,121
Total Hong Kong		2,489,165

South Korea — 1.1%

Consumer Staples — 1.1%
Orion Corp./Republic of Korea	22,340	2,395,901

Finland — 1.1%

Industrials — 1.1%
Valmet Oyj	110,729	2,280,686
Total Common Stocks		$210,704,919

Short-Term Investment Funds — 3.7%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	1,082,681	$1,082,681
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	6,677,154	6,677,154
Total Short-Term Investment Funds		$7,759,835

Total Investment Securities —104.2%
(Cost $230,227,643)		$218,464,754

Liabilities in Excess of Other Assets — (4.2%)		(8,778,185)

Net Assets — 100.0%		$209,686,569

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $3,742,461.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $13,561,976 or 6.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

27

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$58,272,789	$—	$58,272,789
United Kingdom	—	23,010,362	—	23,010,362
Australia	—	16,970,816	—	16,970,816
Canada	13,138,862	—	—	13,138,862
Germany	—	12,574,900	—	12,574,900
France	—	11,668,029	—	11,668,029
Switzerland	—	11,258,390	—	11,258,390
Netherlands	—	7,536,315	—	7,536,315
Italy	1,880,290	4,714,259	—	6,594,549
Denmark	—	5,513,916	—	5,513,916
Norway	—	5,393,898	—	5,393,898
Sweden	—	5,285,006	—	5,285,006
Luxembourg	1,954,751	2,608,139	—	4,562,890
Ireland	2,301,766	1,656,279	—	3,958,045
India	3,564,493	—	—	3,564,493
New Zealand	—	3,432,657	—	3,432,657
Argentina	2,821,238	—	—	2,821,238
Jordan	—	2,755,351	—	2,755,351
Spain	—	2,674,748	—	2,674,748
Singapore	—	2,551,913	—	2,551,913
Hong Kong	5,121	2,484,044	—	2,489,165
South Korea	—	2,395,901	—	2,395,901
Finland	—	2,280,686	—	2,280,686
Short-Term Investment Funds	7,759,835	—	—	7,759,835
Total	$33,426,356	$185,038,398	$—	$218,464,754

See accompanying Notes to Financial Statements.

28

Portfolio of Investments

Touchstone Large Cap Focused Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.2%

Information Technology — 20.9%
Accenture PLC (Ireland) - Class A	223,043	$31,451,293
Apple, Inc.	340,315	53,681,288
Cisco Systems, Inc.	584,365	25,320,535
Microsoft Corp.	905,572	91,978,948
Oracle Corp.	413,559	18,672,189
salesforce.com, Inc.*	166,328	22,781,946
Texas Instruments, Inc.	164,701	15,564,245
Visa, Inc. - Class A	475,920	62,792,885
		322,243,329

Financials — 14.6%
American Express Co.	156,332	14,901,566
Berkshire Hathaway, Inc. - Class B*	251,854	51,423,550
CME Group, Inc.	182,926	34,412,039
Goldman Sachs Group, Inc. (The)	38,247	6,389,161
JPMorgan Chase & Co.	325,000	31,726,500
Morgan Stanley	527,914	20,931,790
PNC Financial Services Group, Inc. (The)	262,000	30,630,420
S&P Global, Inc.	123,089	20,917,745
Signature Bank/NewYork NY	127,757	13,134,697
		224,467,468

Health Care — 14.0%
AmerisourceBergen Corp.	312,267	23,232,665
Amgen, Inc.	91,644	17,840,337
Becton Dickinson and Co.	82,860	18,670,015
Biogen, Inc.*	54,698	16,459,722
Bristol-Myers Squibb Co.	244,323	12,699,910
Johnson & Johnson	100,337	12,948,490
Merck & Co., Inc.	536,551	40,997,862
Novartis AG (Switzerland) ADR	191,666	16,446,859
Stryker Corp.	48,156	7,548,453
UnitedHealth Group, Inc.	138,540	34,513,085
Zoetis, Inc.	155,835	13,330,126
		214,687,524

Consumer Discretionary — 12.5%
Amazon.com, Inc.*	26,751	40,179,199
Booking Holdings, Inc.*	7,878	13,569,225
Carnival Corp.	231,991	11,437,156
Garrett Motion, Inc. (Switzerland)*	23,989	296,019
Home Depot, Inc. (The)	73,353	12,603,512
JD.com, Inc. (China) ADR*	466,788	9,769,873
Marriott International, Inc. - Class A	50,834	5,518,539
McDonald's Corp.	186,095	33,044,889
Starbucks Corp.	284,475	18,320,190
TJX Cos, Inc. (The)	776,438	34,737,836
Yum China Holdings, Inc. (China)	362,791	12,164,382
		191,640,820

Communication Services — 10.8%
Alphabet, Inc. - Class C*	57,000	59,029,770
AT&T, Inc.	140,021	3,996,207
Baidu, Inc. (China) ADR*	106,623	16,910,408
Comcast Corp. - Class A	947,256	32,254,067
Facebook, Inc. - Class A*	270,892	35,511,232
Verizon Communications, Inc.	327,594	18,417,335
		166,119,019

Industrials — 7.7%
Boeing Co. (The)	82,793	26,700,743
Canadian National Railway Co. (Canada)	217,247	16,100,175
Deere & Co.	26,692	3,981,646
FedEx Corp.	19,742	3,184,977
Honeywell International, Inc.	226,295	29,898,095
Resideo Technologies, Inc.*	39,981	821,610
United Technologies Corp.	208,281	22,177,761
Verisk Analytics, Inc.*	148,725	16,216,974
		119,081,981

Consumer Staples — 6.4%
Estee Lauder Cos., Inc. (The) - Class A	120,785	15,714,129
Kraft Heinz Co. (The)	183,288	7,888,716
Monster Beverage Corp.*	170,309	8,382,609
PepsiCo, Inc.	116,115	12,828,385
Philip Morris International, Inc.	275,000	18,359,000
Procter & Gamble Co. (The)	173,277	15,927,622
Unilever NV (United Kingdom)	370,454	19,930,425
		99,030,886

Energy — 4.7%
Chevron Corp.	172,149	18,728,090
Exxon Mobil Corp.	455,000	31,026,450
Marathon Petroleum Corp.	215,607	12,722,969
Schlumberger Ltd.	248,127	8,952,422
		71,429,931

Real Estate — 1.7%
Jones Lang LaSalle, Inc.	133,496	16,900,594
Simon Property Group, Inc. REIT	58,609	9,845,726
		26,746,320

Materials — 0.9%
DowDuPont, Inc.	270,314	14,456,393
Total Common Stocks		$1,449,903,671

Exchange-Traded Funds — 5.0%
SPDR S&P 500 ETF Trust	230,000	57,481,600
Utilities Select Sector SPDR Fund†	385,000	20,374,200
Total Exchange-Traded Funds		$77,855,800

29

Touchstone Large Cap Focused Fund (Unaudited) (Continued)

	Shares	Market Value

Short-Term Investment Funds — 2.0%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	13,357,729	$13,357,729
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	17,172,000	17,172,000
Total Short-Term Investment Funds		$30,529,729

Total Investment Securities —101.2%
(Cost $829,395,395)		$1,558,289,200

Liabilities in Excess of Other Assets — (1.2%)		(19,222,895)

Net Assets — 100.0%		$1,539,066,305

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $16,828,560.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,449,903,671	$—	$—	$1,449,903,671
Exchange-Traded Funds	77,855,800	—	—	77,855,800
Short-Term Investment Funds	30,529,729	—	—	30,529,729
Total	$1,558,289,200	$—	$—	$1,558,289,200

See accompanying Notes to Financial Statements.

30

Portfolio of Investments

Touchstone Large Cap Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Financials — 24.7%
Alleghany Corp.	15,259	$9,511,240
Bank of America Corp.	172,755	4,256,683
Berkshire Hathaway, Inc. - Class B*	106,432	21,731,286
BlackRock, Inc.	24,003	9,428,858
Progressive Corp. (The)	251,179	15,153,629
Wells Fargo & Co.	175,246	8,075,336
		68,157,032

Consumer Discretionary — 20.0%
CarMax, Inc.*	168,187	10,550,371
Carnival Corp.	203,676	10,041,227
Dollar Tree, Inc.*	139,113	12,564,686
Home Depot, Inc. (The)	50,492	8,675,535
Lowe's Cos., Inc.	43,700	4,036,132
O'Reilly Automotive, Inc.*	27,189	9,361,988
		55,229,939

Information Technology — 13.4%
Apple, Inc.	88,471	13,955,416
Cisco Systems, Inc.	200,199	8,674,623
Visa, Inc. - Class A	109,118	14,397,029
		37,027,068

Industrials — 13.0%
Deere & Co.	27,189	4,055,783
FedEx Corp.	35,862	5,785,616
General Dynamics Corp.	43,987	6,915,196
Norfolk Southern Corp.	77,942	11,655,447
Southwest Airlines Co.	158,820	7,381,954
		35,793,996

Materials — 8.4%
Albemarle Corp.	89,759	6,917,726
Martin Marietta Materials, Inc.	44,363	7,624,669
NewMarket Corp.	20,728	8,541,802
		23,084,197

Consumer Staples — 8.0%
Altria Group, Inc.	146,213	7,221,460
Coca-Cola Co. (The)	115,803	5,483,272
Nestle SA (Switzerland) ADR	114,316	9,255,023
		21,959,755

Communication Services — 7.0%
Alphabet, Inc. - Class C*	13,820	14,312,130
Verizon Communications, Inc.	88,863	4,995,878
		19,308,008

Energy — 2.2%
Chevron Corp.	54,170	5,893,154

Health Care — 1.9%
Bristol-Myers Squibb Co.	102,617	5,334,032
Total Common Stocks		$271,787,181

Short-Term Investment Fund — 2.4%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	6,698,321	$6,698,321

Total Investment Securities —101.0%
(Cost $232,846,909)		$278,485,502

Liabilities in Excess of Other Assets — (1.0%)		(2,742,337)

Net Assets — 100.0%		$275,743,165

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$271,787,181	$—	$—	$271,787,181
Short-Term Investment Fund	6,698,321	—	—	6,698,321
Total	$278,485,502	$—	$—	$278,485,502

See accompanying Notes to Financial Statements.

31

Portfolio of Investments

Touchstone Large Company Growth Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.9%

Information Technology — 33.1%
Adobe, Inc.*	57,350	$12,974,864
Automatic Data Processing, Inc.	42,725	5,602,102
Intuit, Inc.	32,750	6,446,838
Microsoft Corp.	150,825	15,319,295
PayPal Holdings, Inc.*	92,575	7,784,632
Visa, Inc. - Class A	102,200	13,484,268
		61,611,999

Communication Services — 18.7%
Alphabet, Inc. - Class A*	12,075	12,617,892
Facebook, Inc. - Class A*	83,275	10,916,520
Tencent Holdings Ltd. (China) ADR	283,175	11,176,917
		34,711,329

Health Care — 18.1%
Abbott Laboratories	114,875	8,308,909
Becton Dickinson and Co.	26,300	5,925,916
Regeneron Pharmaceuticals, Inc.*	15,050	5,621,175
Thermo Fisher Scientific, Inc.	26,075	5,835,324
Zoetis, Inc.	94,025	8,042,898
		33,734,222

Consumer Discretionary — 16.5%
Alibaba Group Holding Ltd. (China) ADR*	84,850	11,630,389
Amazon.com, Inc.*	3,000	4,505,910
Booking Holdings, Inc.*	3,850	6,631,317
Burlington Stores, Inc.*	23,850	3,879,680
Royal Caribbean Cruises Ltd.	42,425	4,148,741
		30,796,037

Financials — 7.3%
Charles Schwab Corp. (The)	88,300	3,667,099
MSCI, Inc.	48,300	7,120,869
Toronto-Dominion Bank (The) (Canada)	55,400	2,754,488
		13,542,456

Consumer Staples — 3.7%
Monster Beverage Corp.*	139,300	6,856,346

Industrials — 2.5%
Canadian Pacific Railway Ltd. (Canada)	26,300	4,671,406
Total Common Stocks		$185,923,795

Short-Term Investment Fund — 0.2%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	426,660	$426,660

Total Investment Securities —100.1%
(Cost $122,441,990)		$186,350,455

Liabilities in Excess of Other Assets — (0.1%)		(172,075)

Net Assets — 100.0%		$186,178,380

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$185,923,795	$—	$—	$185,923,795
Short-term Investment Fund	426,660	—	—	426,660
Total	$186,350,455	$—	$—	$186,350,455

See accompanying Notes to Financial Statements.

32

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – December 31, 2018 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue Bonds — 65.8%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$548,905
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	418,762
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	655,206
650,000	Montgomery Co OH Rev (Unrefunded Catholic Hlth Initiatives)	5.250	05/01/29	717,802
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	860,662
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	552,715
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children's Hosp)	5.000	05/15/30	1,212,880
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,039,530
200,000	Dayton OH Wtr Sys Rev	4.000	12/01/30	215,302
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,055,920
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	529,250
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,030,270
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	805,065
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,056,890
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,085,260
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,098,140
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,109,078
500,000	OH St Univ Ser A	4.000	12/01/32	527,165
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	173,601
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	292,276
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,201,576
970,000	Franklin Co OH Sales Tax Rev (Various Purpose)	4.000	06/01/33	1,048,997
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,128,270
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/33	269,762
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,143,540
525,000	OH St Univ Ser A	4.000	12/01/33	552,069
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	275,958
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	693,056
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/34	268,985
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	563,885
570,000	Miami Univ OH (Ref)	5.000	09/01/35	650,837
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,226,614
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	560,320
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	548,953
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	225,460
290,000	OH St Hgr Edl Fac Commis (University Of Dayton 2018 Pro) Ser A	4.000	12/01/35	303,430
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	547,590
350,000	Warren Co OH Hlth Care Facs Rev (Ref Otterbein Homes) Ser A	5.000	07/01/36	380,499
550,000	Franklin Co OH Hosp Facs Rev (Ref Nationwide Childrens Hosp)	4.000	11/01/36	568,596
1,000,000	OH St Parks & Recreation Cap (Lease Approp Impt Fund Projs S)	5.000	12/01/36	1,162,890
500,000	Cleveland OH Arpt Sys Rev (Ser B)	5.000	01/01/37	568,800
1,000,000	Univ Of Cincinnati OH Recpts (Ref) Ser A	5.000	06/01/37	1,153,150
	Total Fixed Rate Revenue Bonds			$31,027,916

	General Obligation Bonds — 18.2%
840,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,023,809
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,114,350
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	318,978
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	390,116
700,000	Miami Vly Career Tech Center O UTGO	4.000	12/01/34	738,766
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	563,010
500,000	Dublin OH (Ser A) LTGO	5.000	12/01/35	591,765

33

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	General Obligation Bonds — 18.2% (Continued)
$435,000	Miami Trace OH LSD UTGO	5.000%	12/01/35	$492,407
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	226,030
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	568,815
1,000,000	Hamilton Co OH (Ref) LTGO Ser A	5.000	12/01/37	1,157,040
1,250,000	Brecksville-Broadview Heights OH CSD (Sch Facs Impt) UTGO	5.000	12/01/38	1,375,338
	Total General Obligation Bonds			$8,560,424

	Pre-refunded/Escrowed to Maturity(A) — 11.8%
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	4.500	06/01/19	1,011,490
1,000,000	Franklin Co OH Hosp Rev (Nationwide Childrens Hosp Impt) Pre-refunded @ $100	4.750	11/01/19	1,023,270
895,000	Milton Union OH Exempt Vlg Sch Dist (Sch Impt) Pre-refunded @ $100	4.875	12/01/19	919,254
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO Pre-refunded @$100 Pre-refunded @ $100	5.000	06/01/20	1,563,555
345,000	Univ of Toledo OH Ser B Pre-refunded @ $100	5.000	06/01/21	370,675
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A Pre-refunded @ $100	5.000	11/01/22	278,378
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	11/12/23	395,986
	Total Pre-refunded/Escrowed to Maturity			$5,562,608

	Variable Rate Demand Notes(B)(C) — 3.8%

400,000	Allen Co OH Hosp Facs Rev (Adj Catholic Healthcare) Ser C (LOC: Union Bank NA)(D)	1.350	06/01/34	400,000
900,000	OH St Hgr Edl Fac Commis (Variable Cleveland Clinic Hosp) Ser B 3 (LIQ: U.S. Bank N.A.)(D)	1.380	01/01/39	900,000
200,000	Montgomery Co OH Hosp Rev (Ref Premier Health Miami V) (LOC: Barclays Bank PLC)(D)	1.300	11/15/39	200,000
300,000	Montgomery Co OH Hosp Rev (Ref Premier Health Miami V) (LOC: Barclays Bank PLC)(D)	1.300	11/15/45	300,000
	Total Variable Rate Demand Notes			$1,800,000

	Total Investment Securities —99.6%
	(Cost $45,434,923)			$46,950,948

	Other Assets in Excess of Liabilities — 0.4%			175,461

	Net Assets — 100.0%			$47,126,409

(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

(B)	Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at December 31, 2018. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

(C)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

34

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

As of December 31, 2018, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of December 31, 2018, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LIQ - Liquidity Agreement

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$46,950,948	$—	$46,950,948

See accompanying Notes to Financial Statements.

35

Portfolio of Investments

Touchstone Small Company Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Information Technology — 24.3%
8x8, Inc.*	879,761	$15,870,888
Aspen Technology, Inc.*	194,900	16,016,882
Avaya Holdings Corp.*	1,455,007	21,184,902
Bottomline Technologies de, Inc.*	285,149	13,687,152
Carbonite, Inc.*	638,895	16,138,488
Cision Ltd.*	1,238,725	14,493,083
CommVault Systems, Inc.*	268,104	15,842,265
j2 Global, Inc.	228,419	15,847,710
MAXIMUS, Inc.	243,601	15,855,989
NetScout Systems, Inc.*	641,457	15,157,629
Nice Ltd. ADR (Israel)*	143,620	15,541,120
Nuance Communications, Inc.*	1,207,118	15,970,171
ON Semiconductor Corp.*	611,380	10,093,884
Open Text Corp. (Canada)	333,320	10,866,232
Plantronics, Inc.	455,025	15,061,328
Verint Systems, Inc.*	646,477	27,352,442
		254,980,165

Industrials — 23.2%
Clean Harbors, Inc.*	323,794	15,979,234
Crane Co.	311,452	22,480,605
EnerSys, Inc.	314,234	24,387,701
Genesee & Wyoming, Inc. - Class A*	208,519	15,434,576
Hillenbrand, Inc.	416,512	15,798,300
ITT, Inc.	450,544	21,747,759
Knight-Swift Transportation Holdings, Inc.	577,776	14,484,844
Mobile Mini, Inc.	481,142	15,276,259
Quanta Services, Inc.	869,945	26,185,345
Regal Beloit Corp.	384,435	26,929,672
SkyWest, Inc.	475,801	21,158,870
Trex Co., Inc.*	126	7,479
Woodward, Inc.	310,418	23,060,953
		242,931,597

Health Care — 20.0%
Allscripts Healthcare Solutions, Inc.*	2,845,154	27,427,285
AngioDynamics, Inc.*	760,720	15,313,294
Bio-Rad Laboratories, Inc. - Class A*	51,964	12,067,080
Bio-Techne Corp.	85,276	12,341,143
Encompass Health Corp.	208,700	12,876,790
Globus Medical, Inc. - Class A*	365,751	15,829,703
Haemonetics Corp.*	161,248	16,132,862
MEDNAX, Inc.*	482,945	15,937,185
NuVasive, Inc.*	442,554	21,932,976
Omnicell, Inc.*	238,742	14,620,560
Orthofix Medical, Inc.*	299,485	15,719,968
Tactile Systems Technology, Inc.*	312,802	14,248,131
Tivity Health, Inc.*	607,781	15,079,047
		209,526,024

Consumer Discretionary — 14.1%
Aaron's, Inc.	381,026	16,022,143
Adtalem Global Education, Inc.*	331,416	15,682,605
Bloomin' Brands, Inc.	1,294,603	23,160,448
Brunswick Corp.	75,700	3,516,265
Dave & Buster's Entertainment, Inc.	350,179	15,603,976
Dick's Sporting Goods, Inc.	514,228	16,043,914
G-III Apparel Group Ltd.*	114,000	3,179,460
Movado Group, Inc.	104,000	3,288,480
Oxford Industries, Inc.	49,500	3,516,480
Steven Madden Ltd.	113,900	3,446,614
Texas Roadhouse, Inc.	261,659	15,621,042
TopBuild Corp.*	570,226	25,660,170
Williams-Sonoma, Inc.	66,200	3,339,790
		148,081,387

Financials — 10.3%
Chemical Financial Corp.	581,786	21,299,185
Glacier Bancorp, Inc.	286,814	11,363,571
Heartland Financial USA, Inc.	356,507	15,668,483
Webster Financial Corp.	445,614	21,964,314
Western Alliance Bancorp*	551,396	21,774,628
WSFS Financial Corp.	422,506	16,017,202
		108,087,383

Communication Services — 2.9%
Care.com, Inc.*	380,000	7,337,800
Cogent Communications Holdings, Inc.	349,951	15,821,285
QuinStreet, Inc.*	469,000	7,611,870
		30,770,955

Consumer Staples — 2.2%
Sprouts Farmers Market, Inc.*	962,428	22,626,682

Real Estate — 1.5%
Corporate Office Properties Trust REIT	721,657	15,176,447
Total Common Stocks		$1,032,180,640

Short-Term Investment Fund — 2.3%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	24,375,156	$24,375,156

Total Investment Securities —100.8%
(Cost $989,681,962)		$1,056,555,796

Liabilities in Excess of Other Assets — (0.8%)		(7,880,215)

Net Assets — 100.0%		$1,048,675,581

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

36

Touchstone Small Company Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,032,180,640	$—	$—	$1,032,180,640
Short-Term Investment Fund	24,375,156	—	—	24,375,156
Total	$1,056,555,796	$—	$—	$1,056,555,796

See accompanying Notes to Financial Statements.

37

Portfolio of Investments

Touchstone Value Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

Health Care — 19.6%
Anthem, Inc.	26,520	$6,964,948
Cardinal Health, Inc.	56,312	2,511,515
Cigna Corp.	15,468	2,937,742
CVS Health Corp.	140,017	9,173,914
Johnson & Johnson	35,627	4,597,664
Medtronic PLC (Ireland)	114,288	10,395,637
Merck & Co., Inc.	48,511	3,706,726
Pfizer, Inc.	237,197	10,353,649
Sanofi (France) ADR	160,195	6,954,065
		57,595,860

Financials — 17.2%
American Express Co.	73,823	7,036,808
American International Group, Inc.	186,213	7,338,654
Bank of New York Mellon Corp. (The)	123,646	5,820,017
JPMorgan Chase & Co.	86,013	8,396,589
New York Community Bancorp, Inc.	322,141	3,031,347
State Street Corp.	52,381	3,303,670
US Bancorp	133,223	6,088,291
Wells Fargo & Co.	208,584	9,611,551
		50,626,927

Energy — 14.2%
BP PLC (United Kingdom) ADR	199,501	7,565,078
Chevron Corp.	66,981	7,286,863
ConocoPhillips	151,496	9,445,776
Occidental Petroleum Corp.	68,430	4,200,233
Phillips 66	109,142	9,402,583
Schlumberger Ltd.	103,650	3,739,692
		41,640,225

Information Technology — 12.3%
Broadcom, Inc.	12,620	3,209,014
Microsoft Corp.	86,242	8,759,600
Oracle Corp.	202,416	9,139,082
QUALCOMM, Inc.	148,934	8,475,834
Texas Instruments, Inc.	69,168	6,536,376
		36,119,906

Consumer Discretionary — 9.1%
Advance Auto Parts, Inc.	26,056	4,102,778
Dollar General Corp.	109,373	11,821,034
Lowe's Cos., Inc.	115,251	10,644,582
		26,568,394

Industrials — 7.5%
General Dynamics Corp.	19,876	3,124,706
General Electric Co.	566,692	4,289,859
Johnson Controls International PLC	256,616	7,608,664
United Technologies Corp.	67,056	7,140,123
		22,163,352

Materials — 6.5%
Air Products & Chemicals, Inc.	66,706	10,676,295
DowDuPont, Inc.	155,331	8,307,102
		18,983,397

Utilities — 3.9%
Dominion Energy, Inc.	92,636	6,619,769
Exelon Corp.	109,302	4,929,520
		11,549,289

Communication Services — 3.7%
Comcast Corp. - Class A	315,428	10,740,323

Consumer Staples — 3.6%
Altria Group, Inc.	93,542	4,620,039
Philip Morris International, Inc.	87,247	5,824,610
		10,444,649
Total Common Stocks		$286,432,322

Short-Term Investment Fund — 2.3%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	6,623,448	$6,623,448

Total Investment Securities —99.9%
(Cost $263,810,851)		$293,055,770

Other Assets in Excess of Liabilities — 0.1%		404,625

Net Assets — 100.0%		$293,460,395

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

38

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$286,432,322	$—	$—	$286,432,322
Short-Term Investment Fund	6,623,448	—	—	6,623,448
Total	$293,055,770	$—	$—	$293,055,770

See accompanying Notes to Financial Statements.

39

Statements of Assets and Liabilities

December 31, 2018 (Unaudited)

				Touchstone
		Touchstone	Touchstone	International
	Touchstone	Credit	International	Growth
	Balanced	Opportunities	Equity	Opportunities
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$204,736,226	$53,415,273	$160,335,323	$35,275,757
Investments, at market value (A)	$305,160,915	$50,732,515	$153,581,185	$32,948,968
Cash	190	39,056	—	—
Foreign currency (B)	—	24,548	—	—
Dividends and interest receivable	920,988	638,121	189,649	2,685
Receivable for capital shares sold	856,496	110,395	340,588	—
Receivable for investments sold	—	117,297	—	—
Loan receivable from affiliates(C)	—	—	—	—
Receivable for securities lending income	—	2,532	7,963	807
Tax reclaim receivable	—	—	256,457	5,433
Other assets	29,314	7,961	26,497	18,072
Total Assets	306,967,903	51,672,425	154,402,339	32,975,965

Liabilities
Written options, at market value(D)	—	10,560	—	—
Dividends and interest payable on securities sold short	—	768	—	411
Bank overdrafts	—	—	306	1
Due to prime broker	—	734,111	887	24
Dividends payable	—	—	—	—
Payable for return of collateral for securities on loan	—	1,694,164	5,935,346	331,609
Payable for capital shares redeemed	586,270	31,186	1,347,609	3,730
Payable for investments purchased	—	1,405,681	—	—
Loan payable to affiliates(C)	—	—	—	—
Payable to Investment Advisor	139,665	40,100	84,434	12,574
Payable to other affiliates	95,927	114	34,344	114
Payable to Trustees	3,836	3,372	3,836	3,372
Payable to Transfer Agent	77,901	292	68,770	4,037
Payable for professional services	15,366	21,307	18,869	18,148
Payable for pricing services	7,434	14,636	17,310	4,985
Other accrued expenses and liabilities	691	8,745	5,710	6,331
Total Liabilities	927,090	3,965,036	7,517,421	385,336
Net Assets	$306,040,813	$47,707,389	$146,884,918	$32,590,629

Net assets consist of:
Paid-in capital	$206,140,616	$50,869,293	$154,449,932	$37,527,636
Distributable earnings (deficit)	99,900,197	(3,161,904)	(7,565,014)	(4,937,007)
Net Assets	$306,040,813	$47,707,389	$146,884,918	$32,590,629
(A) Includes market value of securities on loan of:	$—	$1,615,787	$5,859,782	$319,990
(B) Cost of foreign currency:	$—	$22,722	$—	$—
(C) See Note 5 in Notes to Financial Statements.
(D) Premiums received for written options:	$—	$7,621	$—	$—

See accompanying Notes to Financial Statements.

40

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone		Touchstone	Touchstone	Touchstone
International	Large Cap	Touchstone	Large Company	Ohio Tax-Free	Small	Touchstone
Small Cap	Focused	Large Cap	Growth	Bond	Company	Value
Fund	Fund	Fund	Fund	Fund	Fund	Fund
$230,227,643	$829,395,395	$232,846,909	$122,441,990	$45,434,923	$989,681,962	$263,810,851
$218,464,754	$1,558,289,200	$278,485,502	$186,350,455	$46,950,948	$1,056,555,796	$293,055,770
122	—	—	25	87,503	684	—
446,177	—	—	—	—	—	—
302,349	1,715,936	257,178	79,658	316,789	512,742	658,409
296,319	3,149,200	326,680	327,179	5,082	2,864,733	1,230,185
3,321,969	—	—	—	—	20,894,331	—
—	5,250,292	—	—	—	—	—
12,216	11,205	—	—	—	—	1,459
279,170	141,925	—	—	—	8,003	—
30,587	62,823	33,206	22,745	9,075	75,499	26,160
223,153,663	1,568,620,581	279,102,566	186,780,062	47,369,397	1,080,911,788	294,971,983

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	2,623	—	—	—	—	352
—	—	—	—	—	—	—
—	—	—	—	29,025	—	—
6,677,154	17,172,000	—	—	—	—	—
1,181,813	10,895,560	634,070	430,258	154,490	10,053,003	1,253,858
—	—	2,436,935	—	—	20,918,979	—
5,250,292	—	—	—	—	—	—
166,697	795,034	166,192	108,967	14,557	614,611	156,650
20,840	321,406	10,931	15,202	9,655	244,085	7,838
3,372	3,836	3,372	3,372	3,366	3,836	3,372
79,007	306,085	80,949	24,567	7,661	346,395	63,257
33,507	23,606	14,141	13,012	12,827	22,176	14,300
24,077	1,596	646	556	5,177	1,849	939
30,335	32,530	12,165	5,748	6,230	31,273	11,022
13,467,094	29,554,276	3,359,401	601,682	242,988	32,236,207	1,511,588
$209,686,569	$1,539,066,305	$275,743,165	$186,178,380	$47,126,409	$1,048,675,581	$293,460,395

$232,547,954	$790,255,923	$221,233,989	$121,710,149	$45,644,561	$991,940,242	$241,369,311
(22,861,385)	748,810,382	54,509,176	64,468,231	1,481,848	56,735,339	52,091,084
$209,686,569	$1,539,066,305	$275,743,165	$186,178,380	$47,126,409	$1,048,675,581	$293,460,395
$3,742,461	$16,828,560	$—	$—	$—	$—	$—
$443,006	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—

41

Statements of Assets and Liabilities (Unaudited) (Continued)

				Touchstone
		Touchstone	Touchstone	International
	Touchstone	Credit	International	Growth
	Balanced	Opportunities	Equity	Opportunities
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$214,909,689	$108,528	$99,008,505	$657,241
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,974,097	11,705	7,064,948	38,178
Net asset value price per share*	$19.58	$9.27	$14.01	$17.22
Maximum sales charge - Class A shares	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$20.61	$9.76	$14.75	$18.13

Pricing of Class C Shares
Net assets applicable to Class C shares	$35,533,961	$90,957	$5,024,966	$154,319
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,805,823	9,784	380,987	9,153
Net asset value and offering price per share**	$19.68	$9.30	$13.19	$16.86

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$55,597,163	$968,039	$40,546,025	$2,258,703
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,860,346	104,465	2,937,373	130,750
Net asset value, offering price and redemption price per share	$19.44	$9.27	$13.80	$17.27

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$46,539,865	$2,305,422	$29,520,366
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	5,021,052	167,339	1,703,547
Net asset value, offering price and redemption price per share	$—	$9.27	$13.78	$17.33

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—

*	There is no sales load on subscriptions of $1 million or more for all funds except for Ohio Tax-Free Bond Fund. There is no sales load on subscriptions of $500,000 or more for Ohio Tax-Free Bond Fund. Redemptions that were part of a $500,000 or $1million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

42

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone		Touchstone	Touchstone	Touchstone
International	Large Cap	Touchstone	Large Company	Ohio Tax-Free	Small	Touchstone
Small Cap	Focused	Large Cap	Growth	Bond	Company	Value
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$3,462,694	$1,048,690,938	$2,829,349	$1,075,556	$32,673,417	$525,768,084	$30,086,495
266,980	28,419,253	227,350	31,245	2,889,409	125,052,905	3,642,470
$12.97	$36.90	$12.44	$34.42	$11.31	$4.20	$8.26
5.00%	5.00%	5.00%	5.00%	2.00%	5.00%	5.00%

$13.65	$38.84	$13.09	$36.23	$11.54	$4.42	$8.69

$1,581,094	$57,523,174	$7,847,033	$713,632	$4,976,977	$77,375,548	$2,947,389

124,514	1,659,895	639,950	21,142	440,129	35,130,556	357,952
$12.70	$34.65	$12.26	$33.75	$11.31	$2.20	$8.23

$95,769,837	$363,006,620	$207,833,532	$14,658,328	$5,678,521	$322,638,439	$78,599,549

7,230,322	9,879,093	16,692,763	423,183	502,169	69,537,093	9,476,933
$13.25	$36.74	$12.45	$34.64	$11.31	$4.64	$8.29

$108,872,944	$69,845,573	$57,233,251	$169,730,864	$3,797,494	$721,450	$181,826,963

8,175,406	1,898,474	4,592,289	4,887,052	335,824	155,815	21,987,435
$13.32	$36.79	$12.46	$34.73	$11.31	$4.63	$8.27

$—	$—	$—	$—	$—	$122,172,060	$—

—	—	—	—	—	28,355,019	—
$—	$—	$—	$—	$—	$4.31	$—

43

Statements of Operations

For the Six Months Ended December 31, 2018 (Unaudited)

				Touchstone
		Touchstone	Touchstone	International
	Touchstone	Credit	International	Growth
	Balanced	Opportunities	Equity	Opportunities
	Fund	Fund	Fund	Fund
Investment Income
Dividends(A)	$2,310,843	$22,777	$1,365,378	$110,360
Interest	1,699,665	1,842,234	—	—
Income from securities loaned	43	12,770	32,217	977
Total Investment Income	4,010,551	1,877,781	1,397,595	111,337
Expenses
Investment advisory fees	854,551	278,357	601,783	149,593
Administration fees	233,201	36,692	124,655	27,114
Compliance fees and expenses	710	710	710	710
Custody fees	5,614	12,739	17,828	6,696
Professional fees	20,241	21,857	22,391	18,492
Transfer Agent fees, Class A	90,900	197	63,453	662
Transfer Agent fees, Class C	16,297	31	5,296	242
Transfer Agent fees, Class Y	17,052	151	29,192	2,162
Transfer Agent fees, Institutional Class	—	40	45	4,376
Transfer Agent fees, Class R6	—	—	—	—
Pricing Expense	11,297	20,456	9,186	3,085
Registration Fees, Class A	7,831	1,920	7,704	7,194
Registration Fees, Class C	5,990	1,753	2,660	2,272
Registration Fees, Class Y	5,177	2,749	8,057	4,728
Registration Fees, Institutional Class	—	1,630	1,995	2,889
Registration Fees, Class R6	—	—	—	—
Interest expense on securities sold short	—	24,413	—	—
Reports to Shareholders, Class A	4,144	1,361	4,635	1,389
Reports to Shareholders, Class C	2,625	1,347	2,052	1,358
Reports to Shareholders, Class Y	2,255	1,355	3,859	1,405
Reports to Shareholders, Institutional Class	—	1,346	1,711	1,372
Reports to Shareholders, Class R6	—	—	—	—
Distribution expenses, Class A	293,644	167	139,631	922
Distribution and shareholder servicing expenses, Class C	197,981	273	31,319	1,480
Trustee fees	7,203	7,282	7,203	7,282
Other expenses	48,932	6,313	38,545	6,107
Total Expenses	1,825,645	423,139	1,123,910	251,530
Fees waived by the Advisor and/or Affiliates(B)	(95,970)	(58,807)	(76,319)	(80,309)
Net Expenses	1,729,675	364,332	1,047,591	171,221
Net Investment Income (Loss)	2,280,876	1,513,449	350,004	(59,884)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(C)	9,679,094	(436,987)	1,153,835	(2,526,214)
Net realized gains (losses) on foreign currency transactions	—	87	(26,392)	(2,205)
Net realized gains on written options	—	1,767	—	—
Net realized gains on securities sold short	—	18,375	—	—
Net realized gains on swap agreements	—	10,208	—	—
Net change in unrealized appreciation (depreciation) on investments(D)(E)	(23,175,623)	(2,454,938)	(20,975,779)	(6,287,889)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	(473)	7,623	(42)
Net change in unrealized appreciation (depreciation) on securities sold short	—	(1,750)	—	—
Net change in unrealized appreciation (depreciation) on written options	—	(1,521)	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(13,496,529)	(2,865,232)	(19,840,713)	(8,816,350)
Change in Net Assets Resulting from Operations	$(11,215,653)	$(1,351,783)	$(19,490,709)	$(8,876,234)
(A) Net of foreign tax withholding of:	$12,688	$—	$55,059	$4,365
(B) See Note 4 in Notes to Financial Statements.

(C)  For the six month ended December 31, 2018, Large Cap Focused Fund, Large Cap Fund, Small Company Fund and the Value Fund had redemptions-in-kind of securities in the amount of $10,207,890, $39,892,784, $2,695,518, and $63,282,300 respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $8,149,494, $12,036,019, $71,802, and $22,735,531 respectively, which will not be realized by the Fund for tax purposes.

(D)  Includes change in deferred foreign capital gains tax of $11,192 for the International Growth Opportunities Fund.

(E)  Change in unrealized appreciation (depreciation) does not include net appreciation of $24,471,563 for the Small Company Fund in connection with the Fund's merger. See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

44

Statements of Operations (Unaudited) (Continued)

Touchstone	Touchstone		Touchstone	Touchstone
International	Large Cap	Touchstone	Large Company	Ohio	Touchstone	Touchstone
Small Cap	Focused	Large Cap	Growth	Tax-Free Bond	Small Company	Value
Fund	Fund	Fund	Fund	Fund	Fund	Fund
$2,120,968	$16,279,611	$2,615,754	$752,299	$290	$5,549,256	$4,839,507
—	680	—	—	911,395	20,455	—
60,800	25,209	—	4,431	—	19,764	1,513
2,181,768	16,305,500	2,615,754	756,730	911,685	5,589,475	4,841,020

1,290,811	5,219,469	1,258,751	847,795	120,385	3,986,895	1,187,245
197,125	1,272,430	260,741	163,907	34,912	914,983	264,847
710	710	710	710	709	710	710
47,569	13,582	4,781	3,868	2,000	11,450	5,116
30,748	45,142	17,767	15,290	13,285	37,293	18,106
9,826	355,899	1,559	2,343	9,302	387,218	22,783
1,618	28,983	1,585	116	1,282	49,953	1,720
76,204	214,247	99,653	7,312	695	202,548	38,058
31,915	13,114	6,526	51,524	199	107	55,330
—	—	—	—	—	239	—
14,566	1,483	643	584	6,253	1,617	913
7,943	10,729	4,769	4,714	3,918	8,199	8,907
4,779	6,692	5,965	2,154	2,912	6,602	4,274
7,557	20,043	12,371	6,628	1,749	11,966	8,465
9,245	5,200	6,968	8,991	1,749	4,326	8,942
—	—	—	—	—	9,251	—
—	—	—	—	—	—	—
2,032	10,269	1,536	1,500	1,770	14,172	2,437
1,531	3,458	1,515	1,352	1,450	5,437	1,488
6,732	8,050	8,865	1,535	1,363	13,100	3,300
2,222	2,704	1,412	1,864	1,352	1,795	4,487
—	—	—	—	—	1,882	—
10,976	1,519,865	3,640	3,674	42,973	814,930	45,913
10,851	337,144	42,114	1,181	26,282	493,113	17,324
7,282	7,203	7,282	7,282	7,277	7,203	7,282
41,508	159,926	47,206	12,364	8,644	102,798	22,055
1,813,750	9,256,342	1,796,359	1,146,688	290,461	7,087,787	1,729,702
(100,879)	(1,101,532)	(240,224)	(133,763)	(77,613)	(467,547)	(343,065)
1,712,871	8,154,810	1,556,135	1,012,925	212,848	6,620,240	1,386,637
468,897	8,150,690	1,059,619	(256,195)	698,837	(1,030,765)	3,454,383

(4,893,909)	150,071,021	23,149,619	4,986,492	(16,067)	82,576,480	47,340,494
(92,442)	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

(53,377,950)	(255,618,855)	(38,702,052)	(26,730,400)	(98,195)	(257,319,724)	(62,417,038)

4,567	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—
(58,359,734)	(105,547,834)	(15,552,433)	(21,743,908)	(114,262)	(174,743,244)	(15,076,544)
$(57,890,837)	$(97,397,144)	$(14,492,814)	$(22,000,103)	$584,575	$(175,774,009)	$(11,622,161)
$158,046	$85,875	$—	$21,918	$—	$15,283	$2,215

45

Statements of Changes in Net Assets

	Touchstone Balanced Fund
	For the
	Six Months	For the
	Ended	Seven Months	For the Year
	December 31,	Ended	Ended
	2018	June 30,	November 30,
	(Unaudited)	2018(A)	2017(B)
From Operations
Net investment income	$2,280,876	$2,180,528	$3,034,376
Net realized gains (losses) on investments, foreign currency transactions, written options, securities sold short and swap agreements	9,679,094	6,347,607	15,905,893
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, securities sold short, written options and unfunded loan commitments	(23,175,623)	(3,085,132)	30,193,699
Change in Net Assets from Operations	(11,215,653)	5,443,003	49,133,968

Distributions to Shareholders from(C):
Distributed earnings, Class A	(13,240,615)	—	—
Distributed earnings, Class C	(2,057,508)	—	—
Distributed earnings, Class Y	(3,501,474)	—	—
Distributed earnings, Institutional Class	—	—	—
Net investment income, Class A	—	(2,042,843)	(3,241,942)
Net investment income, Class C	—	(98,271)	(199,892)
Net investment income, Class Y	—	(306,197)	(283,053)
Net investment income, Institutional Class	—	—	—
Net realized gains, Class A	—	(11,994,902)	(1,736,894)
Net realized gains, Class C	—	(1,997,013)	(284,357)
Net realized gains, Class Y	—	(1,470,918)	(102,948)
Net realized gains, Institutional Class	—	—	—
Total Distributions	(18,799,597)	(17,910,144)	(5,849,086)

Net Increase (Decrease) from Share Transactions(D)	26,618,135	(10,388,249)	(33,445,071)

Total Increase (Decrease) in Net Assets	(3,397,115)	(22,855,390)	9,839,811

Net Assets
Beginning of period	309,437,928	332,293,318	322,453,507
End of period	$306,040,813	$309,437,928	$332,293,318
Undistributed (Distributions in excess of) Net Investment Income(C)	N/A	$224,126	$306,053

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	See Note 9 in Notes to Financial Statements.
(C)	The presentation of Distributions to Shareholders and Undistributed (Distributions in excess of) Net Investment Income have been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. The June 30, 2018 and November 30, 2017 presentations were not revised.
(D)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 52 - 54.

See accompanying Notes to Financial Statements.

46

Statements of Changes in Net Assets (Continued)

Touchstone
Credit Opportunities Fund		Touchstone International Equity Fund
For the		For the
Six Months		Six Months	For the
Ended		Ended	Seven Months	For the Year
December 31,	For the Year	December 31,	Ended	Ended
2018	Ended	2018	June 30,	November 30,
(Unaudited)	June 30, 2018	(Unaudited)	2018(A)	2017(B)
$1,513,449	$2,745,337	$350,004	$3,776,017	$1,894,495
(406,550)	883,277	1,127,443	15,613,501	7,249,972
(2,458,682)	(1,700,810)	(20,968,156)	(25,665,271)	35,716,910
(1,351,783)	1,927,804	(19,490,709)	(6,275,753)	44,861,377

(5,240)	—	(13,527,353)	—	—
(3,066)	—	(697,755)	—	—
(26,448)	—	(5,855,380)	—	—
(2,049,142)	—	(322,138)	—	—
—	(4,696)	—	(1,381,745)	(764,365)
—	(971)	—	—	—
—	(19,128)	—	(927,040)	(486,213)
—	(2,779,367)	—	(52)	—
—	(1,263)	—	(4,565,200)	—
—	(590)	—	(262,489)	—
—	(8,581)	—	(2,274,644)	—
—	(1,323,281)	—	(117)	—
(2,083,896)	(4,137,877)	(20,402,626)	(9,411,287)	(1,250,578)

(1,191,475)	1,013,131	1,951,773	1,127,073	(5,244,715)

(4,627,154)	(1,196,942)	(37,941,562)	(14,559,967)	38,366,084

52,334,543	53,531,485	184,826,480	199,386,447	161,020,363
$47,707,389	$52,334,543	$146,884,918	$184,826,480	$199,386,447
N/A	$15,138	N/A	$1,889,327	$1,037,307

47

Statements of Changes in Net Assets (Continued)

	Touchstone
	International		Touchstone
	Growth		International
	Opportunities Fund		Small Cap Fund
	For the		For the
	Six Months		Six Months
	Ended	For the Year	Ended	For the Year
	December 31,	Ended	December 31,	Ended
	2018	June 30,	2018	June 30,
	(Unaudited)	2018	(Unaudited)	2018
From Operations
Net investment income (loss)	$(59,884)	$79,627	$468,897	$2,676,704
Net realized gains (losses) on investments and foreign currency transactions	(2,528,419)	5,136,283	(4,986,351)	35,096,340
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,287,931)	(1,526,328)	(53,373,383)	(6,560,538)
Change in Net Assets from Operations	(8,876,234)	3,689,582	(57,890,837)	31,212,506

Distributions to Shareholders from(C):
Distributed earnings, Class A	(96,097)	—	(348,193)	—
Distributed earnings, Class C	(23,262)	—	(157,412)	—
Distributed earnings, Class Y	(327,856)	—	(9,166,622)	—
Distributed earnings, Institutional Class	(4,250,656)	—	(10,641,768)	—
Net investment income, Class A	—	—	—	(224,474)
Net investment income, Class C	—	—	—	(35,220)
Net investment income, Class Y	—	—	—	(4,356,261)
Net investment income, Institutional Class	—	—	—	(5,229,613)
Net realized gains, Class A	—	(10,467)	—	—
Net realized gains, Class C	—	(4,915)	—	—
Net realized gains, Class Y	—	(5,274)	—	—
Net realized gains, Institutional Class	—	(500,804)	—	—
Total Distributions	(4,697,871)	(521,460)	(20,313,995)	(9,845,568)

Net Increase (Decrease) from Share Transactions(D)	12,098,458	6,637,894	(28,009,078)	(20,494,615)

Total Increase (Decrease) in Net Assets	(1,475,647)	9,806,016	(106,213,910)	872,323

Net Assets
Beginning of period	34,066,276	24,260,260	315,900,479	315,028,156
End of period	$32,590,629	$34,066,276	$209,686,569	$315,900,479

Undistributed (Distributions in excess of) Net Investment Income(C)	N/A	$77,010	N/A	$(2,101,065)

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	See Note 9 in Notes to Financial Statements.
(C)	The presentation of Distributions to Shareholders and Undistributed (Distributions in excess of) Net Investment Income have been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. The June 30, 2018 and November 30, 2017 presentations were not revised.
(D)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 55 - 57.

See accompanying Notes to Financial Statements.

48

Statements of Changes in Net Assets (Continued)

Touchstone Large Cap Focused Fund			Touchstone Large Cap Fund
For the			For the
Six Months	For the		Six Months
Ended	Seven Months	For the Year	Ended	For the Year
December 31,	Ended	Ended	December 31,	Ended
2018	June 30,	November 30,	2018	June 30,
(Unaudited)	2018(A)	2017(B)	(Unaudited)	2018

$8,150,690	$9,480,909	$20,628,747	$1,059,619	$2,650,765

150,071,021	131,863,649	326,286,157	23,149,619	4,594,631

(255,618,855)	(54,861,111)	77,569,795	(38,702,052)	30,816,488
(97,397,144)	86,483,447	424,484,699	(14,492,814)	38,061,884

(118,893,074)	—	—	(17,881)	—
(6,543,243)	—	—	—	—
(41,722,772)	—	—	(2,046,031)	—
(7,761,440)	—	—	(635,594)	—
—	(1,856,543)	(15,710,842)	—	(15,190)
—	—	(349,488)	—	—
—	(1,927,798)	(7,901,170)	—	(1,521,043)
—	(218,011)	(519,211)	—	(811,456)
—	(183,755,594)	(77,329,736)	—	—
—	(10,906,303)	(5,018,041)	—	—
—	(64,798,741)	(31,927,617)	—	—
—	(6,199,833)	(1,506,542)	—	—
(174,920,529)	(269,662,823)	(140,262,647)	(2,699,506)	(2,347,689)

84,303,291	31,161,686	(421,767,332)	(74,631,415)	(1,585,818)

(188,014,382)	(152,017,690)	(137,545,280)	(91,823,735)	34,128,377

1,727,080,687	1,879,098,377	2,016,643,657	367,566,900	333,438,523
$1,539,066,305	$1,727,080,687	$1,879,098,377	$275,743,165	$367,566,900

N/A	$5,226,183	$2,586,763	N/A	$1,637,893

49

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Large Company		Ohio Tax-Free
	Growth Fund		Bond Fund
	For the		For the
	Six Months		Six Months
	Ended	For the Year	Ended	For the Year
	December 31,	Ended	December 31,	Ended
	2018	June 30,	2018	June 30,
	(Unaudited)	2018	(Unaudited)	2018
From Operations
Net investment income (loss)	$(256,195)	$(664,338)	$698,837	$1,331,678
Net realized gains (losses) on investments	4,986,492	11,427,420	(16,067)	22,620
Net change in unrealized appreciation (depreciation) on investments	(26,730,400)	28,941,080	(98,195)	(945,346)
Change in Net Assets from Operations	(22,000,103)	39,704,162	584,575	408,952

Distributions to Shareholders from(C):
Distributed earnings, Class A	(73,858)	—	(505,400)	—
Distributed earnings, Class C	(12,084)	—	(57,485)	—
Distributed earnings, Class Y	(1,058,842)	—	(79,925)	—
Distributed earnings, Institutional Class	(12,527,470)	—	(56,066)	—
Distributed earnings, Class R6	—	—	—	—
Net investment income, Class A	—	—	—	(1,129,730)
Net investment income, Class C	—	—	—	(123,927)
Net investment income, Class Y	—	—	—	(63,307)
Net investment income, Institutional Class	—	—	—	(14,365)
Net realized gains, Class A	—	(79,495)	—	—
Net realized gains, Class C	—	(4,037)	—	—
Net realized gains, Class Y	—	(334,448)	—	—
Net realized gains, Institutional Class	—	(5,903,548)	—	—
Net realized gains, Class R6	—	—	—	—
Total Distributions	(13,672,254)	(6,321,528)	(698,876)	(1,331,329)

Net Increase (Decrease) from Share Transactions(D)	(22,142,506)	11,058,131	994,362	(2,169,116)

Total Increase (Decrease) in Net Assets	(57,814,863)	44,440,765	880,061	(3,091,493)

Net Assets
Beginning of period	243,993,243	199,552,478	46,246,348	49,337,841
End of period	$186,178,380	$243,993,243	$47,126,409	$46,246,348

Undistributed (Distributions in excess of) Net Investment Income(C)	N/A	$—	N/A	$(18,071)

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	See Note 9 in Notes to Financial Statements.
(C)	The presentation of Distributions to Shareholders and Undistributed (Distributions in excess of) Net Investment Income have been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. The June 30, 2018 and November 30, 2017 presentations were not revised.
(D)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 57-60.

See accompanying Notes to Financial Statements.

50

Statements of Changes in Net Assets (Continued)

			Touchstone
Touchstone Small Company Fund			Value Fund
For the			For the
Six Months	For the		Six Months
Ended	Seven Months	For the Year	Ended	For the Year
December 31,	Ended	Ended	December 31,	Ended
2018	June 30,	November 30,	2018	June 30,
(Unaudited)	2018(A)	2017(B)	(Unaudited)	2018

$(1,030,765)	$(1,601,393)	$(5,229,124)	$3,454,383	$6,774,255
82,576,480	59,511,081	125,291,363	47,340,494	27,488,737

(257,319,724)	25,431,940	72,290,088	(62,417,038)	(7,210,659)
(175,774,009)	83,341,628	192,352,327	(11,622,161)	27,052,333

(70,438,346)	—	—	(4,110,162)	—
(18,479,476)	—	—	(374,489)	—
(40,694,612)	—	—	(10,005,506)	—
(92,997)	—	—	(23,932,877)	—
(15,325,342)	—	—	—	—
—	—	—	—	(552,960)
—	—	—	—	(28,376)
—	—	—	—	(1,461,974)
—	—	—	—	(4,807,215)
—	(55,816,413)	(54,250,628)	—	(2,904,492)
—	(13,671,576)	(13,229,732)	—	(312,663)
—	(29,679,392)	(20,710,154)	—	(6,143,348)
—	(203)	—	—	(18,521,160)
—	(5,534,630)	(1,025,672)	—	—
(145,030,773)	(104,702,214)	(89,216,186)	(38,423,034)	(34,732,188)

151,174,863	3,102,430	66,295,636	(41,571,240)	11,638,173

(169,629,919)	(18,258,156)	169,431,777	(91,616,435)	3,958,318

1,218,305,500	1,236,563,656	1,067,131,879	385,076,830	381,118,512
$1,048,675,581	$1,218,305,500	$1,236,563,656	$293,460,395	$385,076,830

N/A	$—	$—	N/A	$90,275

51

Statements of Changes in Net Assets - Capital Stock Activity

			Touchstone Balanced Fund
	For the Six Months
	Ended		For the Seven Months		For the Year
	December 31, 2018		Ended		Ended
	(Unaudited)		June 30, 2018(A)		November 30, 2017(B)
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	344,156	$7,390,891	511,448	$11,135,471	1,213,883	$25,250,539
Reinvestment of distributions	623,168	12,712,537	624,673	13,440,191	232,528	4,719,857
Cost of Shares redeemed	(1,093,506)	(23,784,324)	(1,566,532)	(34,116,123)	(3,376,990)	(71,336,387)
Change from Class A Share Transactions	(126,182)	(3,680,896)	(430,411)	(9,540,461)	(1,930,579)	(41,365,991)
Class C
Proceeds from Shares issued	90,898	1,937,441	103,613	2,254,694	380,017	7,809,067
Reinvestment of distributions	95,123	1,943,516	91,678	1,983,483	22,578	454,129
Cost of Shares redeemed	(218,572)	(4,696,043)	(262,440)	(5,705,271)	(679,379)	(14,377,072)
Change from Class C Share Transactions	(32,551)	(815,086)	(67,149)	(1,467,094)	(276,784)	(6,113,876)
Class Y(C)
Proceeds from Shares issued	1,735,536	37,611,798	191,050	4,149,196	1,036,380	21,843,739
Reinvestment of distributions	172,305	3,486,053	79,069	1,689,671	15,954	323,761
Cost of Shares redeemed	(478,805)	(9,983,734)	(240,934)	(5,219,561)	(390,115)	(8,132,704)
Change from Class Y Share Transactions	1,429,036	31,114,117	29,185	619,306	662,219	14,034,796
Institutional Class
Proceeds from Shares issued	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—
Change from Institutional Class Share Transactions	—	—	—	—	—	—
Change from Share Transactions	1,270,303	$26,618,135	(468,375)	$(10,388,249)	(1,545,144)	$(33,445,071)

(A)The Fund changed its fiscal year from November 30 to June 30.

(B)See Note 9 in Notes to Financial Statements.

(C)Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Touchstone Balanced Fund.

See accompanying Notes to Financial Statements.

52

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Credit Opportunities Fund
For the
Six Months Ended		For the
December 31, 2018		Year Ended
(Unaudited)		June 30, 2018
Shares	Dollars	Shares	Dollars

5,335	$51,788	11,643	$118,995
440	4,227	558	5,652
(9,432)	(93,232)	(1,170)	(11,882)
(3,657)	(37,217)	11,031	112,765

9,113	90,215	—	—
320	3,066	152	1,561
(1,883)	(18,658)	—	—
7,550	74,623	152	1,561

70,545	676,730	22,305	226,981
2,762	26,448	2,719	27,709
(13,418)	(133,521)	(10,727)	(108,970)
59,889	569,657	14,297	145,720

158,863	1,570,700	621,437	6,398,512
213,541	2,049,142	402,090	4,102,648
(544,411)	(5,418,380)	(936,639)	(9,748,075)

(172,007)	(1,798,538)	86,888	753,085
(108,225)	$(1,191,475)	112,368	$1,013,131

53

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone International Equity Fund
	For the Six Months
	Ended		For the Seven Months		For the Year
	December 31, 2018		Ended		Ended
	(Unaudited)		June 30, 2018(A)		November 30, 2017(B)
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	282,691	$4,823,262	473,654	$9,152,679	1,311,801	$23,285,877
Reinvestment of distributions	906,753	13,019,094	293,806	5,682,188	44,226	688,604
Cost of Shares redeemed	(645,879)	(10,945,311)	(822,238)	(15,736,184)	(2,162,637)	(38,654,321)
Change from Class A Share Transactions	543,565	6,897,045	(54,778)	(901,317)	(806,610)	(14,679,840)
Class C
Proceeds from Shares issued	11,691	190,617	70,047	1,268,035	133,628	2,213,614
Reinvestment of distributions	50,627	679,647	13,759	252,206	—	—
Cost of Shares redeemed	(74,764)	(1,142,963)	(65,387)	(1,176,556)	(159,419)	(2,683,483)
Change from Class C Share Transactions	(12,446)	(272,699)	18,419	343,685	(25,791)	(469,869)
Class Y(C)
Proceeds from Shares issued	372,435	6,229,078	807,622	15,303,803	2,569,654	45,276,408
Reinvestment of distributions	408,231	5,783,890	164,684	3,143,813	30,455	468,087
Cost of Shares redeemed	(1,046,024)	(17,339,905)	(1,024,275)	(19,283,081)	(1,976,731)	(35,842,676)
Change from Class Y Share Transactions	(265,358)	(5,326,937)	(51,969)	(835,465)	623,378	9,901,819
Institutional Class(D)
Proceeds from Shares issued	21,218	381,372	125,960	2,520,019	167	3,175
Reinvestment of distributions	22,775	322,138	9	169	—	—
Cost of Shares redeemed	(2,789)	(49,146)	(1)	(18)	—	—
Change from Institutional Class Share Transactions	41,204	654,364	125,968	2,520,170	167	3,175
Change from Share Transactions	306,965	$1,951,773	37,640	$1,127,073	(208,856)	$(5,244,715)

(A)The Fund changed its fiscal year from November 30 to June 30.

(B)See Note 9 in Notes to Financial Statements.

(C)Effective October 28, 2017, Class I shares of the Sentinel International Equity Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Touchstone International Equity Fund.

(D)The International Equity Fund began issuing Institutional Class shares on October 30, 2017.

See accompanying Notes to Financial Statements.

54

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone International Growth Opportunities Fund				Touchstone International Small Cap Fund
For the				For the
Six Months Ended		For the		Six Months Ended		For the
December 31, 2018		Year Ended		December 31, 2018		Year Ended
(Unaudited)		June 30, 2018		(Unaudited)		June 30, 2018
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

12,021	$280,509	38,090	$957,819	25,026	$433,016	345,684	$6,430,894
5,357	96,098	421	10,400	19,506	263,989	9,187	169,676
(15,749)	(376,551)	(8,258)	(209,568)	(433,042)	(6,673,728)	(684,584)	(12,593,056)
1,629	56	30,253	758,651	(388,510)	(5,976,723)	(329,713)	(5,992,486)

1,604	37,371	17,363	432,259	7,000	106,201	29,552	533,110
1,323	23,263	201	4,915	10,792	143,043	1,567	28,533
(11,392)	(259,840)	(79)	(1,996)	(35,399)	(530,225)	(60,140)	(1,082,759)
(8,465)	(199,206)	17,485	435,178	(17,607)	(280,981)	(29,021)	(521,116)

17,414	388,144	185,801	4,785,015	228,654	3,502,135	1,072,936	20,052,296
18,201	327,855	214	5,274	645,591	8,930,258	221,715	4,176,429
(85,639)	(1,780,044)	(12,498)	(325,519)	(1,531,997)	(24,932,200)	(1,932,134)	(36,110,600)
(50,024)	(1,064,045)	173,517	4,464,770	(657,752)	(12,499,807)	(637,483)	(11,881,875)

430,744	10,703,452	28,498	703,725	1,349,741	21,602,437	4,228,129	79,770,190
234,395	4,238,825	20,134	498,928	764,467	10,631,410	274,388	5,194,163
(75,754)	(1,580,624)	(8,538)	(223,358)	(2,512,837)	(41,485,414)	(4,534,311)	(87,063,491)

589,385	13,361,653	40,094	979,295	(398,629)	(9,251,567)	(31,794)	(2,099,138)
532,525	$12,098,458	261,349	$6,637,894	(1,462,498)	$(28,009,078)	(1,028,011)	$(20,494,615)

55

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Large Cap Focused Fund
	For the Six Months
	Ended		For the Seven Months		For the Year
	December 31, 2018		Ended		Ended
	(Unaudited)		June 30, 2018(A)		November 30, 2017(B)
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	695,646	$29,717,707	815,107	$35,628,247	1,459,660	$63,541,135
Reinvestment of distributions	2,715,788	106,532,964	3,889,740	165,033,926	1,998,894	82,231,470
Cost of Shares redeemed	(2,819,827)	(122,329,293)	(3,982,603)	(177,279,849)	(8,302,661)	(368,083,987)
Change from Class A Share Transactions	591,607	13,921,378	722,244	23,382,324	(4,844,107)	(222,311,382)
Class C
Proceeds from Shares issued	103,752	3,892,206	50,250	2,070,075	211,838	8,585,918
Reinvestment of distributions	171,148	6,291,421	260,648	10,467,621	130,769	5,107,041
Cost of Shares redeemed	(252,294)	(9,811,346)	(268,366)	(11,164,662)	(806,388)	(34,030,006)
Change from Class C Share Transactions	22,606	372,281	42,532	1,373,034	(463,781)	(20,337,047)
Class Y(C)
Proceeds from Shares issued	1,255,097	54,759,358	1,429,384	64,702,421	2,583,052	111,976,965
Reinvestment of distributions	870,960	34,044,871	1,306,403	55,221,657	781,425	32,153,805
Cost of Shares redeemed	(1,267,880)	(55,888,342)	(2,719,325)	(118,462,809)	(7,436,364)	(331,943,211)
Change from Class Y Share Transactions	858,177	32,915,887	16,462	1,461,269	(4,071,887)	(187,812,441)
Institutional Class(D)
Proceeds from Shares issued	1,226,413	53,888,167	3,028,530	135,629,681	1,083,816	49,314,099
Reinvestment of distributions	198,310	7,761,440	151,651	6,417,844	48,834	2,025,753
Cost of Shares redeemed	(593,328)	(24,555,862)	(3,029,751)	(137,102,466)	(923,130)	(42,646,314)
Change from Institutional Class Share Transactions	831,395	37,093,745	150,430	4,945,059	209,520	8,693,538
Change from Share Transactions	2,303,785	$84,303,291	931,668	$31,161,686	(9,170,255)	$(421,767,332)

(A)The Fund changed its fiscal year from November 30 to June 30.

(B)See Note 9 in Notes to Financial Statements.

(C)Effective October 28, 2017, Class I shares of the Sentinel Common Stock Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Touchstone Large Cap Focused Fund.

(D)Effective October 30, 2017, Class R6 shares of the Sentinel Common Stock Fund (the “Predecessor Fund”) were reorganized into Institutional Class shares of the Touchstone Large Cap Focused Fund.

See accompanying Notes to Financial Statements.

56

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Large Cap Fund				Touchstone Large Company Growth Fund
For the				For the
Six Months Ended		For the		Six Months Ended		For the
December 31, 2018		Year Ended		December 31, 2018		Year Ended
(Unaudited)		June 30, 2018		(Unaudited)		June 30, 2018
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

29,051	$371,626	95,560	$1,247,461	43,551	$1,846,968	123,690	$4,870,568
1,281	15,801	1,038	13,968	2,021	73,857	2,033	79,495
(27,174)	(376,120)	(321,234)	(4,203,183)	(96,999)	(4,019,016)	(46,986)	(1,908,742)
3,158	11,307	(224,636)	(2,941,754)	(51,427)	(2,098,191)	78,737	3,041,321

89,339	1,186,320	71,811	933,646	16,823	565,325	4,822	193,954
—	—	—	—	337	12,084	104	4,037
(51,222)	(659,977)	(156,637)	(2,005,538)	(1,811)	(73,375)	—	—
38,117	526,343	(84,826)	(1,071,892)	15,349	504,034	4,926	197,991

625,674	8,236,782	1,543,884	20,431,285	46,202	1,830,445	137,093	5,592,515
161,741	1,995,885	109,646	1,478,024	22,207	816,318	8,523	334,448
(1,524,173)	(20,721,564)	(2,732,808)	(35,729,564)	(29,602)	(1,136,249)	(40,424)	(1,666,941)
(736,758)	(10,488,897)	(1,079,278)	(13,820,255)	38,807	1,510,514	105,192	4,260,022

594,371	8,293,709	1,489,272	19,874,004	399,656	15,847,394	926,758	37,540,549
42,766	528,158	58,429	788,793	320,166	11,801,333	143,468	5,638,302
(5,403,506)	(73,502,035)	(335,590)	(4,414,714)	(1,225,413)	(49,707,590)	(994,504)	(39,620,054)

(4,766,369)	(64,680,168)	1,212,111	16,248,083	(505,591)	(22,058,863)	75,722	3,558,797
(5,461,852)	$(74,631,415)	(176,629)	$(1,585,818)	(502,862)	$(22,142,506)	264,577	$11,058,131

57

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Ohio Tax-Free Bond Fund
	For the
	Six Months Ended		For the
	December 31, 2018		Year Ended
	(Unaudited)		June 30, 2018
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	$96,747	$1,082,449	407,502	$4,689,822
Proceeds from Shares issued in connection with merger(B)	—	—	—	—
Reinvestment of distributions	33,604	377,728	70,240	804,607
Cost of Shares redeemed	(394,520)	(4,418,351)	(1,030,455)	(11,842,288)
Change from Class A Share Transactions	(264,169)	(2,958,174)	(552,713)	(6,347,859)
Class C
Proceeds from Shares issued	57,127	639,748	24,400	279,406
Proceeds from Shares issued in connection with merger(B)	—	—	—	—
Reinvestment of distributions	3,456	38,910	8,628	99,015
Cost of Shares redeemed	(93,790)	(1,050,423)	(122,815)	(1,417,373)
Change from Class C Share Transactions	(33,207)	(371,765)	(89,787)	(1,038,952)
Class Y(C)
Proceeds from Shares issued	189,027	2,114,966	411,840	4,721,220
Proceeds from Shares issued in connection with merger(B)	—	—	—	—
Reinvestment of distributions	5,683	63,906	4,519	51,370
Cost of Shares redeemed	(98,179)	(1,100,285)	(10,935)	(124,361)
Change from Class Y Share Transactions	96,531	1,078,587	405,424	4,648,229
Institutional Class(D)
Proceeds from Shares issued	369,018	4,174,012	58,836	681,123
Proceeds from Shares issued in connection with merger(B)	—	—	—	—
Reinvestment of distributions	4,111	46,214	1,256	14,365
Cost of Shares redeemed	(86,719)	(974,512)	(10,892)	(126,022)
Change from Institutional Class Share Transactions	286,410	3,245,714	49,200	569,466
Class R6
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—
Change from Share Transactions	85,565	$994,362	(187,876)	$(2,169,116)

(A)The Fund changed its fiscal year from November 30 to June 30.

(B)See Note 9 in Notes to Financial Statements.

(C)Effective October 28, 2017, Class I shares of the Sentinel Small Company Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Touchstone Small Company Fund.

(D)The Small Company Fund began issuing Institutional Class shares on October 30, 2017.

See accompanying Notes to Financial Statements.

58

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Company Fund
For the Six Months
Ended		For the Seven Months		For the Year
December 31, 2018		Ended		Ended
(Unaudited)		June 30, 2018(A)		November 30, 2017(B)
Shares	Dollars	Shares	Dollars	Shares	Dollars

$4,670,344	$24,403,891	5,895,776	$31,725,207	12,736,974	$64,922,273
3,572,822	21,326,954	—	—	—	—
14,440,331	65,847,900	9,931,506	51,941,762	10,260,090	50,274,442
(17,212,003)	(92,540,331)	(16,353,009)	(88,164,421)	(35,156,499)	(181,071,810)
5,471,494	19,038,414	(525,727)	(4,497,452)	(12,159,435)	(65,875,095)

848,607	2,469,893	1,201,762	3,809,548	4,275,835	13,492,231
1,917,820	6,665,795	—	—	—	—
7,546,781	18,036,807	4,368,606	13,367,905	4,154,959	12,714,176
(5,271,789)	(14,742,442)	(5,246,225)	(16,802,180)	(11,339,284)	(36,511,088)
5,041,419	12,430,053	324,143	375,273	(2,908,490)	(10,304,681)

10,215,631	61,305,072	10,885,478	63,650,858	33,014,830	182,189,524
11,284,528	73,494,700	—	—	—	—
7,860,688	39,597,755	4,412,737	25,152,605	3,158,900	16,678,996
(23,290,765)	(139,007,613)	(15,544,983)	(91,507,813)	(18,800,069)	(104,298,111)
6,070,082	35,389,914	(246,768)	(2,704,350)	17,373,661	94,570,409

325,993	2,005,521	878	5,183	431	2,500
556,531	3,625,412	—	—	—	—
17,201	86,450	36	203	—	—
(745,255)	(4,731,464)	—	—	—	—
154,470	985,919	914	5,386	431	2,500

16,894,193	96,278,225	2,887,650	16,010,197	11,135,743	58,124,146
1,780,528	8,323,538	1,038,392	5,534,630	206,788	1,025,672
(3,814,936)	(21,271,200)	(2,127,109)	(11,621,254)	(2,126,522)	(11,247,315)
14,859,785	83,330,563	1,798,933	9,923,573	9,216,009	47,902,503
31,597,250	$151,174,863	1,351,495	$3,102,430	11,522,176	$66,295,636

59

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Value Fund
	For the
	Six Months Ended		For the
	December 31, 2018		Year Ended
	(Unaudited)		June 30, 2018
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	122,302	$1,177,211	220,556	$2,207,890
Reinvestment of distributions	444,058	3,876,751	327,947	3,256,583
Cost of Shares redeemed	(650,331)	(5,849,454)	(1,125,388)	(11,384,407)
Change from Class A Share Transactions	(83,971)	(795,492)	(576,885)	(5,919,934)
Class C
Proceeds from Shares issued	52,303	477,239	12,381	124,927
Reinvestment of distributions	36,869	319,659	27,913	275,950
Cost of Shares redeemed	(100,609)	(962,689)	(116,542)	(1,169,914)
Change from Class C Share Transactions	(11,437)	(165,791)	(76,248)	(769,037)
Class Y
Proceeds from Shares issued	983,092	9,540,881	1,420,393	14,432,337
Reinvestment of distributions	1,112,585	9,760,478	729,059	7,268,521
Cost of Shares redeemed	(852,234)	(8,104,741)	(2,172,809)	(22,089,267)
Change from Class Y Share Transactions	1,243,443	11,196,618	(23,357)	(388,409)
Institutional Class
Proceeds from Shares issued	1,669,154	16,697,681	4,724,179	47,634,334
Reinvestment of distributions	2,712,724	23,811,241	2,318,457	23,063,384
Cost of Shares redeemed	(8,820,076)	(92,315,497)	(5,164,702)	(51,982,165)
Change from Institutional Class Share Transactions	(4,438,198)	(51,806,575)	1,877,934	18,715,553
Change from Share Transactions	(3,290,163)	$(41,571,240)	1,201,444	$11,638,173

See accompanying Notes to Financial Statements.

60

Financial Highlights

Touchstone Balanced Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31,	Ended
2018	June 30,	Year Ended November 30,
(Unaudited)	2018(A)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$21.54	$22.40	$19.68	$19.87	$20.98	$20.23	$18.03
Income (loss) from investment operations:
Net investment income	0.17	0.16	0.21	0.23	(B)	0.43	(B)	0.26	(B)	0.23	(B)
Net realized and unrealized gains (losses) on investments	(0.86)	0.22	2.89	0.66	(0.35)	1.50	2.91
Total from investment operations	(0.69)	0.38	3.10	0.89	0.08	1.76	3.14
Distributions from:
Net investment income	(0.20)	(0.18)	(0.25)	(0.44)	(0.30)	(0.26)	(0.26)
Realized capital gains	(1.07)	(1.06)	(0.13)	(0.64)	(0.89)	(0.75)	(0.68)
Total distributions	(1.27)	(1.24)	(0.38)	(1.08)	(1.19)	(1.01)	(0.94)
Net asset value at end of period	$19.58	$21.54	$22.40	$19.68	$19.87	$20.98	$20.23
Total return(C)	(3.43	%)(D)	1.72	%(D)	15.95%	4.75%	0.56%	9.10%	18.15%
Ratios and supplemental data:
Net assets at end of period (000's)	$214,910	$239,056	$258,279	$264,910	$263,276	$278,385	$267,627
Ratio to average net assets:
Net expenses	1.01	%(E)	1.01	%(E)	1.03%	1.01%	1.04%	1.07%	1.06%
Gross expenses	1.07	%(E)	1.07	%(E)	1.04%	1.01%	1.04%	1.07%	1.06%
Net investment income	1.48	%(E)	1.24	%(E)	0.99%	1.20%	2.17	%(F)	1.29%	1.22%
Portfolio turnover rate	40	%(D)	119	%(D)	46%	45%	86%	94%	154%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class A shares by 0.86% for the fiscal year ended November 30, 2015.

See accompanying Notes to Financial Statements.

61

Financial Highlights (Continued)

Touchstone Balanced Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended December 31, 2018	Seven Months Ended June 30,	Year Ended November 30,
(Unaudited)	2018(A)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$21.63	$22.46	$19.73	$19.93	$21.04	$20.27	$18.07
Income (loss) from investment operations:	0.08	(B)	0.28	(B)	0.11	(B)	0.08	(B)
Net investment income	0.08	0.06	0.04
Net realized and unrealized gains (losses) on investments	(0.85)	0.22	2.91	0.66	(0.35)	1.51	2.91
Total from investment operations	(0.77)	0.28	2.95	0.74	(0.07)	1.62	2.99
Distributions from:
Net investment income	(0.11)	(0.05)	(0.09)	(0.30)	(0.15)	(0.10)	(0.11)
Realized capital gains	(1.07)	(1.06)	(0.13)	(0.64)	(0.89)	(0.75)	(0.68)
Total distributions	(1.18)	(1.11)	(0.22)	(0.94)	(1.04)	(0.85)	(0.79)
Net asset value at end of period	$19.68	$21.63	$22.46	$19.73	$19.93	$21.04	$20.27
Total return(C)	(3.75	%)(D)	1.25	%(D)	15.09%	3.91%	(0.23%	)	8.34%	17.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$35,534	$39,769	$42,800	$43,066	$35,344	$32,002	$30,647
Ratio to average net assets:
Net expenses	1.78	%(E)	1.78	%(E)	1.79%	1.78%	1.82%	1.82%	1.86%
Gross expenses	1.86	%(E)	1.86	%(E)	1.81%	1.78%	1.82%	1.82%	1.86%
Net investment income	0.71	%(E)	0.47	%(E)	0.23%	0.43%	1.39	%(F)	0.53%	0.42%
Portfolio turnover rate	40	%(D)	119	%(D)	46%	45%	86%	94%	154%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class C shares by 0.86% for the fiscal year ended November 30, 2015.

See accompanying Notes to Financial Statements.

62

Financial Highlights (Continued)

Touchstone Balanced Fund—Class Y(A)

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31, 2018	Ended June 30,	Year Ended November 30,
(Unaudited)	2018(B)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$21.39	$22.26	$19.57	$19.78	$20.90	$20.15	$17.95
Income (loss) from investment operations:
Net investment income	0.18	0.19	0.28	0.27	(C)	0.47	(C)	0.31	(C)	0.28	(C)
Net realized and unrealized gains (losses) on investments	(0.84)	0.22	2.84	0.65	(0.34)	1.50	2.89
Total from investment operations	(0.66)	0.41	3.12	0.92	0.13	1.81	3.17
Distributions from:
Net investment income	(0.22)	(0.22)	(0.30)	(0.49)	(0.36)	(0.31)	(0.29)
Realized capital gains	(1.07)	(1.06)	(0.13)	(0.64)	(0.89)	(0.75)	(0.68)
Total distributions	(1.29)	(1.28)	(0.43)	(1.13)	(1.25)	(1.06)	(0.97)
Net asset value at end of period	$19.44	$21.39	$22.26	$19.57	$19.78	$20.90	$20.15
Total return	(3.30	%)(D)	1.86	%(D)	16.20%	4.94%	0.79%	9.43%	18.46%
Ratios and supplemental data:
Net assets at end of period (000's)	$55,597	$30,612	$31,215	$14,477	$12,589	$17,062	$20,468
Ratio to average net assets:
Net expenses	0.81	%(E)	0.81	%(E)	0.78%	0.81%	0.81%	0.80%	0.77%
Gross expenses	0.84	%(E)	0.90	%(E)	0.80%	0.81%	0.81%	0.80%	0.77%
Net investment income	1.68	%(E)	1.44	%(E)	1.25%	1.41%	2.39	%(F)	1.55%	1.50%
Portfolio turnover rate	40	%(D)	119	%(D)	46%	45%	86%	94%	154%

(A)	Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(B)	The Fund changed its fiscal year end from November 30 to June 30.

(C)	The net investment income per share was based on average shares outstanding for the period.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class Y shares by 0.86% for the fiscal year ended November 30, 2015.

See accompanying Notes to Financial Statements.

63

Financial Highlights (Continued)

Touchstone Credit Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2018		June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016(A)
Net asset value at beginning of period	$9.96		$10.41	$10.05	$10.00
Income (loss) from investment operations:
Net investment income	0.26		0.49	0.45	0.22
Net realized and unrealized gains (losses) on investments	(0.55)		(0.13)	0.45	0.07
Total from investment operations	(0.29)		0.36	0.90	0.29
Distributions from:
Net investment income	(0.29)		(0.53)	(0.47)	(0.23)
Realized capital gains	(0.11)		(0.28)	(0.07)	(0.01)
Total distributions	(0.40)		(0.81)	(0.54)	(0.24)
Net asset value at end of period	$9.27		$9.96	$10.41	$10.05
Total return(B)	(2.99	%)(C)	3.50%	9.08%	2.95	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$109		$153	$45	$43
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	1.79	%(E)	1.76%	1.87%	1.73	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	7.08	%(E)	10.00%	16.01%	38.32	%(E)
Net investment income	5.63	%(E)	5.00%	4.44%	3.53	%(E)
Portfolio turnover rate	37	%(C)	70%	84%	91	%(C)

(A)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.69%, 1.69%, 1.69% and 1.69% for the six months ended December 31, 2018 and years ended June 30, 2018, June 30, 2017 and for the period ended June 30, 2016, respectively.

(E)	Annualized.

(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 6.98%, 9.93%, 15.83% and 38.28% for the six months ended December 31, 2018 and years ended June 30, 2018, June 30, 2017 and for the period ended June 30, 2016, respectively.

See accompanying Notes to Financial Statements.

64

Financial Highlights (Continued)

Touchstone Credit Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2018		June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016(A)
Net asset value at beginning of period	$10.00		$10.44	$10.08	$10.00
Income (loss) from investment operations:
Net investment income	0.20		0.44	0.34	0.17
Net realized and unrealized gains (losses) on investments	(0.52)		(0.15)	0.48	0.08
Total from investment operations	(0.32)		0.29	0.82	0.25
Distributions from:
Net investment income	(0.27)		(0.45)	(0.39)	(0.16)
Realized capital gains	(0.11)		(0.28)	(0.07)	(0.01)
Total distributions	(0.38)		(0.73)	(0.46)	(0.17)
Net asset value at end of period	$9.30		$10.00	$10.44	$10.08
Total return(B)	(3.20	%)(C)	2.69%	8.31%	2.59	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$91		$22	$22	$6
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.54	%(E)	2.51%	2.62%	2.48	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	14.09	%(E)	34.60%	73.30%	276.34	%(E)
Net investment income	4.88	%(E)	4.25%	3.69%	2.79	%(E)
Portfolio turnover rate	37	%(C)	70%	84%	91	%(C)

(A)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 2.44%, 2.44%, 2.44% and 2.44% for the six months ended December 31, 2018 and years ended June 30, 2018, June 30, 2017 and for the period ended June 30, 2016, respectively.

(E)	Annualized.

(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 13.99%, 34.53%, 73.12% and 276.30% for the six months ended December 31, 2018 and years ended June 30, 2018, June 30, 2017 and for the period ended June 30, 2016, respectively.

See accompanying Notes to Financial Statements.

65

Financial Highlights (Continued)

Touchstone Credit Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2018		June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016(A)
Net asset value at beginning of period	$9.96		$10.41	$10.04	$10.00
Income (loss) from investment operations:
Net investment income	0.32		0.50	0.39	0.31
Net realized and unrealized gains (losses) on investments	(0.59)		(0.12)	0.54	(0.02)
Total from investment operations	(0.27)		0.38	0.93	0.29
Distributions from:
Net investment income	(0.31)		(0.55)	(0.49)	(0.24)
Realized capital gains	(0.11)		(0.28)	(0.07)	(0.01)
Total distributions	(0.42)		(0.83)	(0.56)	(0.25)
Net asset value at end of period	$9.27		$9.96	$10.41	$10.04
Total return	(2.77	%)(B)	3.73%	9.39%	3.04	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$968		$444	$315	$3
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(C)	1.54	%(D)	1.51%	1.62%	1.48	%(D)
Gross expenses (including dividend and interest expense on securities sold short)(E)	3.06	%(D)	4.29%	8.25%	355.77	%(D)
Net investment income	5.88	%(D)	5.25%	4.69%	3.79	%(D)
Portfolio turnover rate	37	%(B)	70%	84%	91	%(B)

(A)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.

(B)	Not annualized.

(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.44%, 1.44%, 1.44% and 1.44% for the six months ended December 31, 2018 and years ended June 30, 2018, June 30, 2017 and for the period ended June 30, 2016, respectively.

(D)	Annualized.

(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 2.96%, 4.22%, 8.07% and 355.73% for the six months ended December 31, 2018 and years ended June 30, 2018, June 30, 2017 and for the period ended June 30, 2016, respectively.

See accompanying Notes to Financial Statements.

66

Financial Highlights (Continued)

Touchstone Credit Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Period Ended
	2018		June 30,	June 30,	June 30,
	(Unaudited)		2018	2017	2016(A)
Net asset value at beginning of period	$9.96		$10.41	$10.05	$10.00
Income (loss) from investment operations:
Net investment income	0.30		0.55	0.50	0.28
Net realized and unrealized gains (losses) on investments	(0.57)		(0.16)	0.43	0.03
Total from investment operations	(0.27)		0.39	0.93	0.31
Distributions from:
Net investment income	(0.31)		(0.56)	(0.50)	(0.25)
Realized capital gains	(0.11)		(0.28)	(0.07)	(0.01)
Total distributions	(0.42)		(0.84)	(0.57)	(0.26)
Net asset value at end of period	$9.27		$9.96	$10.41	$10.05
Total return	(2.82	%)(B)	3.85%	9.47%	3.22	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$46,540		$51,715	$53,150	$54,411
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(C)	1.44	%(D)	1.41%	1.52%	1.38	%(D)
Gross expenses (including dividend and interest expense on securities sold short)(E)	1.63	%(D)	1.59%	1.69%	1.65	%(D)
Net investment income	5.98	%(D)	5.35%	4.79%	3.88	%(D)
Portfolio turnover rate	37	%(B)	70%	84%	91	%(B)

(A)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.

(B)	Not annualized.

(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.34%, 1.34%, 1.34% and 1.34% for the six months ended December 31, 2018 and years ended June 30, 2018, June 30, 2017 and for the period ended June 30, 2016, respectively.

(D)	Annualized.

(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.53%, 1.52%, 1.51% and 1.61% for the six months ended December 31, 2018 and years ended June 30, 2018, June 30, 2017 and for the period ended June 30, 2016, respectively.

See accompanying Notes to Financial Statements.

67

Financial Highlights (Continued)

Touchstone International Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31, 2018	Ended June 30,	Year Ended November 30,
(Unaudited)	2018(A)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$18.15	$19.64	$15.52	$16.92	$19.61	$20.18	$16.03
Income (loss) from investment operations:
Net investment income	0.01	0.36	(B)	0.17	0.18	(C)	0.13	(C)	0.25	(C)	0.16	(C)
Net realized and unrealized gains (losses) on investments	(2.02)	(0.94)	4.05	(0.97)	0.47	(0.61)	4.13
Total from investment operations	(2.01)	(0.58)	4.22	(0.79)	0.60	(0.36)	4.29
Distributions from:
Net investment income	(0.26)	(0.21)	(0.10)	(0.12)	(0.34)	(0.21)	(0.14)
Realized capital gains	(1.87)	(0.70)	—	(0.49)	(2.95)	—	—
Total distributions	(2.13)	(0.91)	(0.10)	(0.61)	(3.29)	(0.21)	(0.14)
Net asset value at end of period	$14.01	$18.15	$19.64	$15.52	$16.92	$19.61	$20.18
Total return(D)	(11.18	%)(E)	(3.23	%)(E)	27.39%	(4.81%)	4.49%	(1.81%)	26.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$99,009	$118,391	$129,139	$114,616	$113,212	$115,216	$122,646
Ratio to average net assets:
Net expenses	1.28	%(F)	1.23	%(F)	1.37%	1.36%	1.41%	1.41%	1.44%
Gross expenses	1.34	%(F)	1.30	%(F)	1.39%	1.36%	1.41%	1.41%	1.44%
Net investment income	0.35	%(F)	3.22	%(B)(F)	0.92%	1.11%	0.76%	1.22%	0.91%
Portfolio turnover rate	20	%(E)	26	%(E)	37%	36%	55%	50%	52%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% and the net investment income per share would have been lower by $0.17 for Class A.

(C)	The net investment income per share was based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

68

Financial Highlights (Continued)

Touchstone International Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Seven Months
	December 31, 2018		Ended June 30,		Year Ended November 30,
	(Unaudited)		2018(A)		2017	2016		2015		2014		2013
Net asset value at beginning of period	$17.12		$18.46		$14.66	$16.06		$18.71		$19.34		$15.49
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		0.26	(B)	(0.06)	(0.01	)(C)	(0.10	)(C)	(0.04	)(C)	(0.11	)(C)
Net realized and unrealized gains (losses) on investments	(1.90)		(0.90)		3.86	(0.90)		0.47		(0.59)		3.97
Total from investment operations	(1.96)		(0.64)		3.80	(0.91)		0.37		(0.63)		3.86
Distributions from:
Net investment income	(0.10)		—		—	—		(0.07)		—		(0.01)
Realized capital gains	(1.87)		(0.70)		—	(0.49)		(2.95)		—		—
Total distributions	(1.97)		(0.70)		—	(0.49)		(3.02)		—		(0.01)
Net asset value at end of period	$13.19		$17.12		$18.46	$14.66		$16.06		$18.71		$19.34
Total return(D)	(11.59	%)(E)	(3.72	%)(E)	25.92%	(5.82%)		3.14%		(3.26%)		24.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,025		$6,737		$6,924	$5,876		$4,732		$3,581		$3,634
Ratio to average net assets:
Net expenses	2.21	%(F)	2.18	%(F)	2.45%	2.49%		2.70%		2.86%		3.04%
Gross expenses	2.28	%(F)	2.25	%(F)	2.49%	2.49%		2.70%		2.86%		3.04%
Net investment income (loss)	(0.58	%)(F)	2.27	%(B)(F)	(0.16%)	(0.04%)		(0.60%)		(0.23%)		(0.66%)
Portfolio turnover rate	20	%(E)	26	%(E)	37%	36%		55%		50%		52%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% and the net investment income per share would have been lower by $0.16 for Class C.

(C)	The net investment loss per share was based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

69

Financial Highlights (Continued)

Touchstone International Equity Fund—Class Y(A)

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31, 2018	Ended June 30,	Year Ended November 30,
(Unaudited)	2018(B)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$17.93	$19.45	$15.40	$16.79	$19.53	$20.13	$15.99
Income (loss) from investment operations:
Net investment income	0.07	0.40	(C)	0.25	0.23	(D)	0.18	(D)	0.38	(D)	0.26	(D)
Net realized and unrealized gains (losses) on investments	(2.03)	(0.93)	3.98	(0.95)	0.47	(0.65)	4.11
Total from investment operations	(1.96)	(0.53)	4.23	(0.72)	0.65	(0.27)	4.37
Distributions from:
Net investment income	(0.30)	(0.29)	(0.18)	(0.18)	(0.44)	(0.33)	(0.23)
Realized capital gains	(1.87)	(0.70)	—	(0.49)	(2.95)	—	—
Total distributions	(2.17)	(0.99)	(0.18)	(0.67)	(3.39)	(0.33)	(0.23)
Net asset value at end of period	$13.80	$17.93	$19.45	$15.40	$16.79	$19.53	$20.13
Total return	(11.05	%)(E)	(3.05	%)(E)	27.78%	(4.41%)	4.89%	(1.39%)	27.64%
Ratios and supplemental data:
Net assets at end of period (000's)	$40,546	$57,438	$63,320	$40,528	$14,967	$10,997	$34,561
Ratio to average net assets:
Net expenses	0.99	%(F)	0.99	%(F)	1.01%	0.99%	1.02%	0.92%	0.89%
Gross expenses	1.12	%(F)	1.09	%(F)	1.03%	0.99%	1.02%	0.92%	0.89%
Net investment income	0.64	%(F)	3.47	%(C)(F)	1.28%	1.45%	1.05%	1.91%	1.48%
Portfolio turnover rate	20	%(E)	26	%(E)	37%	36%	55%	50%	52%

(A)	Effective October 28, 2017, Class I shares of the Sentinel International Equity Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(B)	The Fund changed its fiscal year end from November 30 to June 30.

(C)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% and the net investment income per share would have been lower by $0.17 for Class Y.

(D)	The net investment income per share was based on average shares outstanding for the period.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

70

Financial Highlights (Continued)

Touchstone International Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Seven Months
	December 31,		Ended		Period Ended
	2018		June 30,		November 30,
	(Unaudited)		2018(A)		2017(B)
Net asset value at beginning of period	$17.92		$19.46		$18.91
Income (loss) from investment operations:
Net investment income	—	(C)	0.56	(D)	0.02
Net realized and unrealized gains (losses) on investments	(1.95)		(1.09)		0.53
Total from investment operations	(1.95)		(0.53)		0.55
Distributions from:
Net investment income	(0.32)		(0.31)		—
Realized capital gains	(1.87)		(0.70)		—
Total distributions	(2.19)		(1.01)		—
Net asset value at end of period	$13.78		$17.92		$19.46
Total return	(10.98	%)(E)	(3.02	%)(E)	2.91	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,305		$2,260		$3
Ratio to average net assets:
Net expenses	0.89	%(F)	0.89	%(F)	0.89	%(F)
Gross expenses	1.26	%(F)	1.63	%(F)	1921.18	%(F)
Net investment income	0.74	%(F)	3.57	%(D)(F)	1.40	%(F)
Portfolio turnover rate	20	%(E)	26	%(E)	37%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.

(C)	Represents less than $0.005 per share.

(D)	Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% and the net investment income per share would have been lower by $0.16 for Institutional Class.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

71

Financial Highlights (Continued)

Touchstone International Growth Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2018		June 30,	June 30,
	(Unaudited)		2018	2017(A)
Net asset value at beginning of period	$25.12		$22.25	$18.74	(B)
Income (loss) from investment operations:
Net investment loss	(0.07	)(C)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	(4.98)		3.34	3.52
Total from investment operations	(5.05)		3.33	3.51
Distributions from:
Realized capital gains	(2.85)		(0.46)	—
Net asset value at end of period	$17.22		$25.12	$22.25
Total return(D)	(20.56	%)(E)	15.00%	18.73	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$657		$918	$140
Ratio to average net assets:
Net expenses	1.24	%(F)	1.36%	1.41	%(F)
Gross expenses	3.93	%(F)	3.75%	42.93	%(F)
Net investment loss	(0.64	%)(F)	(0.05%)	(0.35	%)(F)
Portfolio turnover rate	43	%(E)	109%	72	%(G)

Touchstone International Growth Opportunities Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2018		June 30,	June 30,
	(Unaudited)		2018	2017(A)
Net asset value at beginning of period	$24.76		$22.10	$18.74	(B)
Income (loss) from investment operations:
Net investment loss	(0.16	)(C)	(0.11)	(0.19)
Net realized and unrealized gains (losses) on investments	(4.89)		3.23	3.55
Total from investment operations	(5.05)		3.12	3.36
Distributions from:
Realized capital gains	(2.85)		(0.46)	—
Net asset value at end of period	$16.86		$24.76	$22.10
Total return(D)	(20.87	%)(E)	14.14%	17.93	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$154		$436	$3
Ratio to average net assets:
Net expenses	1.99	%(F)	2.10%	2.16	%(F)
Gross expenses	4.79	%(F)	5.06%	237.46	%(F)
Net investment loss	(1.39	%)(F)	(0.79%)	(1.11	%)(F)
Portfolio turnover rate	43	%(E)	109%	72	%(G)

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(C)	The net investment income (loss) per share was based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

72

Financial Highlights (Continued)

Touchstone International Growth Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2018		June 30,	June 30,
	(Unaudited)		2018	2017(A)
Net asset value at beginning of period	$25.19		$22.25	$18.74	(B)
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(C)	0.02	(—	)(D)
Net realized and unrealized gains (losses) on investments	(5.01)		3.38	3.51
Total from investment operations	(5.05)		3.40	3.51
Distributions from:
Net investment income	(0.02)		—	—
Realized capital gains	(2.85)		(0.46)	—
Total distributions	(2.87)		(0.46)	—
Net asset value at end of period	$17.27		$25.19	$22.25
Total return	(20.50	%)(E)	15.32%	18.73	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,259		$4,553	$161
Ratio to average net assets:
Net expenses	0.99	%(F)	1.03%	1.16	%(F)
Gross expenses	1.61	%(F)	1.81%	51.68	%(F)
Net investment income (loss)	(0.39	%)(F)	0.28%	(0.10	%)(F)
Portfolio turnover rate	43	%(E)	109%	72	%(G)

Touchstone International Growth Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31, 2018	Year Ended June 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$25.27	$22.30	$17.60	$19.75	$20.26	$16.38
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(C)	0.07	(0.02)	(0.04	)(C)	(0.02	)(C)	0.07	(C)
Net realized and unrealized gains (losses) on investments	(5.02)	3.36	5.15	(0.73)	1.56	4.48
Total from investment operations	(5.05)	3.43	5.13	(0.77)	1.54	4.55
Distributions from:
Net investment income	(0.04)	—	—	—	(0.06)	—
Realized capital gain	(2.85)	(0.46)	(0.43)	(1.38)	(1.99)	(0.67)
Total distributions	(2.89)	(0.46)	(0.43)	(1.38)	(2.05)	(0.67)
Net asset value at end of period	$17.33	$25.27	$22.30	$17.60	$19.75	$20.26
Total return	(20.42	%)(E)	15.42%	29.63%	(4.06%)	8.52%	28.04%
Ratios and supplemental data:
Net assets at end of period (000's)	$29,520	$28,159	$23,956	$6,418	$6,040	$5,015
Ratio to average net assets:
Net expenses	0.89	%(F)	1.02%	1.06%	1.15	%(H)	1.20%	1.20%
Gross expenses	1.22	%(F)	1.31%	1.82%	4.12%	4.54%	5.92%
Net investment income (loss)	(0.29	%)(F)	0.28%	(0.14%)	(0.23%)	(0.10%)	0.37%
Portfolio turnover rate	43	%(E)	109%	72	%(G)	57%	91%	82%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(C)	The net investment income (loss) per share was based on average shares outstanding for the period.

(D)	Less than $0.005 per share.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.
(H)	Expense cap was lowered to 1.10% from 1.20% on January 1, 2016.

See accompanying Notes to Financial Statements.

73

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31, 2018	Year Ended June 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$17.89	$16.78	$14.98	$16.52	$15.48	$12.58
Income (loss) from investment operations:
Net investment income	0.39	0.18	0.10	0.09	0.11	0.11	(A)
Net realized and unrealized gains (losses) on investments	(4.03)	1.32	1.84	(1.53)	1.00	3.00
Total from investment operations	(3.64)	1.50	1.94	(1.44)	1.11	3.11
Distributions from:
Net investment income	(0.18)	(0.39)	(0.14)	(0.10)	(0.07)	(0.21)
Realized capital gains	(1.10)	—	—	—	—	—
Total distributions	(1.28)	—	—	—	—	—
Net asset value at end of period	$12.97	$17.89	$16.78	$14.98	$16.52	$15.48
Total return(B)	(20.53	%)(C)	8.85%	13.13%	(8.77%)	7.29%	24.74%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,463	$11,727	$16,529	$23,095	$24,635	$10,721
Ratio to average net assets:
Net expenses	1.55	%(D)	1.55%	1.55%	1.55%	1.55%	1.55%
Gross expenses	1.90	%(D)	1.74%	1.71%	1.66%	1.84%	2.12%
Net investment income	0.05	%(D)	0.51%	0.56%	0.59%	0.90%	0.76%
Portfolio turnover rate	55	%(C)	94%	89%	90%	84%	60%

Touchstone International Small Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31, 2018		Year Ended June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$17.58		$16.47	$14.67	$16.28	$15.33	$12.54
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.11)	(0.12)	(0.04)	0.06	—	(A)(E)
Net realized and unrealized gains (losses) on investments	(3.54)		1.44	1.92	(1.49)	0.92	2.99
Total from investment operations	(3.63)		1.33	1.80	(1.53)	0.98	2.99
Distributions from:
Net investment income	(0.15)		(0.22)	—	(0.08)	(0.03)	(0.20)
Realized capital gains	(1.10)		—	—	—	—	—
Total distributions	(1.25)		—	—	—	—	(0.20)
Net asset value at end of period	$12.70		$17.58	$16.47	$14.67	$16.28	$15.33
Total return(B)	(20.83	%)(C)	8.04%	12.27%	(9.43%)	6.44%	23.94%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,581		$2,498	$2,818	$4,294	$4,120	$613
Ratio to average net assets:
Net expenses	2.30	%(D)	2.30%	2.30%	2.30%	2.30%	2.30%
Gross expenses	2.93	%(D)	2.81%	2.73%	2.62%	2.92%	7.28%
Net investment income (loss)	(0.70	%)(D)	(0.25%)	(0.19%)	(0.16%)	0.15%	0.01%
Portfolio turnover rate	55	%(C)	94%	89%	90%	84%	60%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

74

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31,
2018	Year Ended June 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$18.28	$17.21	$15.39	$16.94	$15.86	$12.84
Income (loss) from investment operations:
Net investment income	0.03	0.13	0.17	0.13	0.14	0.16	(A)
Net realized and unrealized gains (losses) on investments	(3.73)	1.46	1.85	(1.57)	1.04	3.07
Total from investment operations	(3.70)	1.59	2.02	(1.44)	1.18	3.23
Distributions from:
Net investment income	(0.23)	(0.52)	(0.20)	(0.11)	(0.10)	(0.21)
Realized capital gains	(1.10)	—	—	—	—	—
Total distributions	(1.33)	—	—	—	—	—
Net asset value at end of period	$13.25	$18.28	$17.21	$15.39	$16.94	$15.86
Total return	(20.39	%)(B)	9.17%	13.39%	(8.56%)	7.54%	25.16%
Ratios and supplemental data:
Net assets at end of period (000's)	$95,770	$144,173	$146,744	$166,801	$172,477	$120,537
Ratio to average net assets:
Net expenses	1.30	%(C)	1.30	%(D)	1.30%	1.30%	1.30%	1.25%
Gross expenses	1.34	%(C)	1.30%	1.32%	1.32%	1.38%	1.44%
Net investment income	0.30	%(C)	0.75%	0.81%	0.84%	1.15%	1.06%
Portfolio turnover rate	55	%(B)	94%	89%	90%	84%	60%

Touchstone International Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
December 31,
2018	Year Ended June 30,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$18.37	$17.31	$15.48	$17.02	$15.94	$12.90
Income (loss) from investment operations:
Net investment income	0.02	0.12	0.16	0.12	0.18	0.18	(A)
Net realized and unrealized gains (losses) on investments	(3.73)	1.50	1.90	(1.55)	1.02	3.09
Total from investment operations	(3.71)	1.62	2.06	(1.43)	1.20	3.27
Distributions from:
Net investment income	(0.24)	(0.56)	(0.23)	(0.11)	(0.12)	(0.23)
Realized capital gains	(1.10)	—	—	—	—	—
Total distributions	(1.34)	—	—	—	—	(0.23)
Net asset value at end of period	$13.32	$18.37	$17.31	$15.48	$17.02	$15.94
Total return	(20.38	%)(B)	9.25%	13.56%	(8.43%)	7.65%	25.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$108,873	$157,502	$148,937	$197,693	$47,319	$30,223
Ratio to average net assets:
Net expenses	1.18	%(C)	1.18%	1.18%	1.18%	1.18%	1.08%
Gross expenses	1.26	%(C)	1.22%	1.23%	1.23%	1.30%	1.33%
Net investment income	0.42	%(C)	0.87%	0.93%	0.96%	1.27%	1.23%
Portfolio turnover rate	55	%(B)	94%	89%	90%	84%	60%

(A)	The net investment income per share was based on average shares outstanding for the period.

(B)	Not annualized.

(C)	Annualized.

(D)	Net expenses include amounts recouped by the Advisor.

See accompanying Notes to Financial Statements.

75

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31,	Ended
2018	June 30,	Year Ended November 30,
(Unaudited)	2018(A)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$43.80	$48.75	$42.28	$43.08	$42.79	$43.31	$34.84
Income (loss) from investment operations:
Net investment income	0.19	0.23	0.45	0.53	(B)	1.01	(B)	0.56	(B)	0.44	(B)
Net realized and unrealized gains (losses) on investments	(2.56)	1.85	8.99	2.43	(0.25)	4.97	9.50
Total from investment operations	(2.37)	2.08	9.44	2.96	0.76	5.53	9.94
Distributions from:
Net investment income	(0.27)	(0.07)	(0.51)	(1.08)	(0.45)	(0.58)	(0.43)
Realized capital gains	(4.26)	(6.96)	(2.46)	(2.68)	(0.02)	(5.47)	(1.04)
Total distributions	(4.53)	(7.03)	(2.97)	(3.76)	(0.47)	(6.05)	(1.47)
Net asset value at end of period	$36.90	$43.80	$48.75	$42.28	$43.08	$42.79	$43.31
Total return(C)	(5.98	%)(D)	4.74	%(D)	23.67%	7.53%	1.79%	13.30%	29.53%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,048,691	$1,218,721	$1,321,506	$1,350,861	$1,416,147	$1,577,546	$1,454,446
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.96	%(F)	0.97	%(F)	1.02%	1.00%	0.99%	1.00%	1.03%
Gross expenses (including liquidity provider expenses)(G)	1.07	%(F)	1.09	%(F)	1.02%	1.00%	0.99%	1.00%	1.03%
Net investment income	0.89	%(F)	0.88	%(F)	0.98%	1.32%	2.36	%(H)	1.28%	1.15%
Portfolio turnover rate	10	%(D)(I)	9	%(D)(I)	12	%(I)	8%	11%	19%	12%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.95% and 1.02% for the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to 2017.

(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.07% and 1.02% for the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to 2017.

(H)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class A shares by 1.22% for the fiscal year ended November 30, 2015.

(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

76

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31,	Ended
2018	June 30,	Year Ended November 30,
(Unaudited)	2018(A)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$41.29	$46.48	$40.44	$41.36	$41.15	$41.82	$33.70
Income (loss) from investment operations:	—	(B)	0.21	(C)	0.64	(C)	0.21	(C)	0.12	(C)
Net investment income	0.02	0.03
Net realized and unrealized gains (losses) on investments	(2.40)	1.74	8.67	2.33	(0.24)	4.78	9.18
Total from investment operations	(2.38)	1.77	8.67	2.54	0.40	4.99	9.30
Distributions from:
Net investment income	—	—	(0.17)	(0.78)	(0.17)	(0.19)	(0.14)
Realized capital gains	(4.26)	(6.96)	(2.46)	(2.68)	(0.02)	(5.47)	(1.04)
Total distributions	(4.26)	(6.96)	(2.63)	(3.46)	(0.19)	(5.66)	(1.18)
Net asset value at end of period	$34.65	$41.29	$46.48	$40.44	$41.36	$41.15	$41.82
Total return(D)	(6.37	%)(E)	4.24	%(E)	22.69%	6.71%	0.98%	12.40%	28.47%
Ratios and supplemental data:
Net assets at end of period (000's)	$57,523	$67,599	$74,122	$83,246	$89,890	$90,784	$78,259
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.77	%(G)	1.78	%(G)	1.82%	1.79%	1.78%	1.79%	1.84%
Gross expenses (including liquidity provider expenses)(H)	1.88	%(G)	1.89	%(G)	1.82%	1.79%	1.78%	1.79%	1.84%
Net investment income	0.09	%(G)	0.07	%(G)	0.18%	0.54%	1.57	%(I)	0.50%	0.32%
Portfolio turnover rate	10	%(E)(J)	9	%(E)(J)	12	%(J)	8%	11%	19%	12%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Represents less than $0.005 per share.

(C)	The net investment income per share was based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.76% and 1.82% for the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to 2017.

(G)	Annualized.

(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.87% and 1.82% for the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to 2017.

(I)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class C shares by 1.22% for the fiscal year ended November 30, 2015.

(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

77

Financial Highlights (Continued)

Touchstone Large Cap Focused Fund— Class Y(A)

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31,	Ended
2018	June 30,	Year Ended November 30,
(Unaudited)	2018(B)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$43.68	$48.72	$42.26	$43.06	$42.76	$43.31	$34.85
Income (loss) from investment operations:
Net investment income	0.24	0.29	0.56	0.64	(C)	1.12	(C)	0.68	(C)	0.56	(C)
Net realized and unrealized gains (losses) on investments	(2.55)	1.84	8.99	2.43	(0.25)	4.97	9.50
Total from investment operations	(2.31)	2.13	9.55	3.07	0.87	5.65	10.06
Distributions from:
Net investment income	(0.37)	(0.21)	(0.63)	(1.19)	(0.55)	(0.73)	(0.56)
Realized capital gains	(4.26)	(6.96)	(2.46)	(2.68)	(0.02)	(5.47)	(1.04)
Total distributions	(4.63)	(7.17)	(3.09)	(3.87)	(0.57)	(6.20)	(1.60)
Net asset value at end of period	$36.74	$43.68	$48.72	$42.26	$43.06	$42.76	$43.31
Total return	(5.85	%)(D)	4.85	%(D)	24.03%	7.84%	2.07%	13.61%	29.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$363,007	$394,077	$438,732	$552,611	$689,502	$932,941	$941,223
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.72	%(F)	0.74	%(F)	0.74%	0.72%	0.71%	0.72%	0.72%
Gross expenses (including liquidity provider expenses)(G)	0.88	%(F)	0.90	%(F)	0.75%	0.72%	0.71%	0.72%	0.72%
Net investment income	1.13	%(F)	1.11	%(F)	1.26%	1.60%	2.63	%(H)	1.55%	1.45%
Portfolio turnover rate	10	%(D)(I)	9	%(D)(I)	12	%(I)	8%	11%	19%	12%

(A)	Effective October 28, 2017, Class I shares of the Sentinel Common Stock Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(B)	The Fund changed its fiscal year end from November 30 to June 30.

(C)	The net investment income per share was based on average shares outstanding for the period.

(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.72% and 0.74% for the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to 2017.

(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.88% and 0.75% for the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to 2017.

(H)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class Y shares by 1.22%, for the fiscal year ended November 30, 2015.

(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

78

 Financial Highlights (Continued)

Touchstone Large Cap Focused Fund — Institutional Class(A)

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31,	Ended	Period Ended
2018	June 30,	Year Ended November 30,	November 30,
(Unaudited)	2018(B)	2017	2016	2015(C)
Net asset value at beginning of period	$43.75	$48.81	$42.32	$43.11	$43.01
Income (loss) from investment operations:
Net investment income	0.17	0.34	0.61	0.70	(D)	1.07	(D)
Net realized and unrealized gains (losses) on investments	(2.47)	1.80	9.01	2.41	(0.51)
Total from investment operations	(2.30)	2.14	9.62	3.11	0.56
Distributions from:
Net investment income	(0.40)	(0.24)	(0.67)	(1.22)	(0.46)
Realized capital gains	(4.26)	(6.96)	(2.46)	(2.68)	—
Total distributions	(4.66)	(7.20)	(3.13)	(3.90)	(0.46)
Net asset value at end of period	$36.79	$43.75	$48.81	$42.32	$43.11
Total return	(5.82	%)(E)	4.93	%(E)	24.14%	7.92%	1.31	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$69,846	$46,683	$44,738	$29,927	$18,225
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	0.65	%(G)	0.67	%(G)	0.68%	0.65%	0.61	%(G)
Gross expenses (including liquidity provider expenses)(H)	0.83	%(G)	0.88	%(G)	0.70%	0.72%	1.76	%(G)
Net investment income	1.20	%(G)	1.18	%(G)	1.32%	1.72%	2.65	%(G)(I)
Portfolio turnover rate	10	%(E)(J)	9	%(E)(J)	12	%(J)	8%	11%

(A)	Effective October 30, 2017, Class R6 shares of the Predecessor Fund were reorganized into Institutional Class shares of the Fund.

(B)	The Fund changed its fiscal year end from November 30 to June 30.

(C)	Represents the period from commencement of operations (December 23, 2014) through November 30, 2015.

(D)	The net investment income per share was based on average shares outstanding for the period.

(E)	Not annualized.

(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.65% and 0.68% for the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to 2017.

(G)	Annualized.

(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.86% and 0.70% for the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to 2017.

(I)	Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Institutional Class shares by 1.30%, for the fiscal year ended November 30, 2015.

(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

79

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,					Period Ended
	2018		Year Ended June 30,			June 30,
	(Unaudited)		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.27		$11.96	$10.49	$10.65	$10.00
Income (loss) from investment operations:
Net investment income	0.02		0.09	0.06	0.08	0.09	(B)
Net realized and unrealized gains (losses) on investments	(0.77)		1.27	1.49	(0.18)	0.57
Total from investment operations	(0.75)		1.36	1.55	(0.10)	0.66
Distributions from:
Net investment income	(0.08)		(0.05)	(0.08)	(0.06)	(0.01)
Net asset value at end of period	$12.44		$13.27	$11.96	$10.49	$10.65
Total return(C)	(5.63	%)(D)	11.35%	14.82%	(0.92%)	6.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,829		$2,975	$5,368	$3,657	$2,013
Ratio to average net assets:
Net expenses	1.12	%(E)	1.12%	1.12%	1.12%	1.12	%(E)
Gross expenses	1.68	%(E)	1.50%	1.57%	1.68%	4.17	%(E)
Net investment income	0.33	%(E)	0.48%	0.56%	0.87%	0.81	%(E)
Portfolio turnover rate	9	%(D)(F)	10%	23%	33%	8	%(D)(G)

Touchstone Large Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,					Period Ended
	2018		Year Ended June 30,			June 30,
	(Unaudited)		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.04		$11.80	$10.37	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04)	(0.02)	0.02	0.01	(B)
Net realized and unrealized gains (losses) on investments	(0.76)		1.28	1.47	(0.20)	0.59
Total from investment operations	(0.78)		1.24	1.45	(0.18)	0.60
Distributions from:
Net investment income	—		—	(0.02)	(0.05)	—
Net asset value at end of period	$12.26		$13.04	$11.80	$10.37	$10.60
Total return(C)	(5.98	%)(D)	10.51%	13.98%	(1.72%)	6.00	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,847		$7,849	$8,102	$6,124	$1,370
Ratio to average net assets:
Net expenses	1.87	%(E)	1.87%	1.87%	1.87%	1.87	%(E)
Gross expenses	2.10	%(E)	2.12%	2.12%	2.39%	4.34	%(E)
Net investment income (loss)	(0.42	%)(E)	(0.27%)	(0.19%)	0.12%	0.06	%(E)
Portfolio turnover rate	9	%(D)(F)	10%	23%	33%	8	%(D)(G)

(A)	Represents the period from commencement of operations (July 10, 2014) through June 30, 2015.
(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

80

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,					Period Ended
	2018		Year Ended June 30,			June 30,
	(Unaudited)		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.31		$12.00	$10.52	$10.67	$10.00
Income (loss) from investment operations:
Net investment income	0.05		0.10	0.09	0.11	0.11	(B)
Net realized and unrealized gains (losses) on investments	(0.78)		1.30	1.49	(0.19)	0.57
Total from investment operations	(0.73)		1.40	1.58	(0.08)	0.68
Distributions from:
Net investment income	(0.13)		(0.09)	(0.10)	(0.07)	(0.01)
Net asset value at end of period	$12.45		$13.31	$12.00	$10.52	$10.67
Total return	(5.51	%)(C)	11.62%	15.13%	(0.70%)	6.80	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$207,834		$231,984	$222,080	$208,463	$194,226
Ratio to average net assets:
Net expenses	0.87	%(D)	0.87%	0.87%	0.87%	0.87	%(D)
Gross expenses	0.99	%(D)	0.99%	1.01%	1.04%	1.19	%(D)
Net investment income	0.58	%(D)	0.73%	0.81%	1.11%	1.06	%(D)
Portfolio turnover rate	9	%(C)(E)	10%	23%	33%	8	%(C)(F)

Touchstone Large Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,					Period Ended
	2018		Year Ended June 30,			June 30,
	(Unaudited)		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.33		$12.02	$10.53	$10.68	$10.00
Income (loss) from investment operations:
Net investment income	0.19		0.10	0.11	0.13	0.12	(B)
Net realized and unrealized gains (losses) on investments	(0.92)		1.31	1.49	(0.20)	0.57
Total from investment operations	(0.73)		1.41	1.60	(0.07)	0.69
Distributions from:
Net investment income	(0.14)		(0.10)	(0.11)	(0.08)	(0.01)
Net asset value at end of period	$12.46		$13.33	$12.02	$10.53	$10.68
Total return	(5.47	%)(C)	11.70%	15.31%	(0.66%)	6.92	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$57,233		$124,759	$97,888	$87,032	$98,889
Ratio to average net assets:
Net expenses	0.77	%(D)	0.77%	0.77%	0.77%	0.77	%(D)
Gross expenses	0.91	%(D)	0.91%	0.91%	0.93%	0.98	%(D)
Net investment income	0.68	%(D)	0.83%	0.91%	1.21%	1.16	%(D)
Portfolio turnover rate	9	%(C)(E)	10%	23%	33%	8	%(C)(F)

(A)	Represents the period from commencement of operations (July 10, 2014) through June 30, 2015.
(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

81

Financial Highlights (Continued)

Touchstone Large Company Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2018		June 30,	June 30,
	(Unaudited)		2018	2017(A)
Net asset value at beginning of period	$41.33		$35.52	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.12	)(C)	(0.24)	(0.19	)(C)
Net realized and unrealized gains (losses) on investments	(4.10)		7.19	5.41
Total from investment operations	(4.22)		6.95	5.22
Distributions from:
Realized capital gains	(2.69)		(1.14)	(1.08)
Net asset value at end of period	$34.42		$41.33	$35.52
Total return(D)	(10.60	%)(E)	19.75%	17.31	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,076		$3,417	$140
Ratio to average net assets:
Net expenses	1.23	%(F)	1.23%	1.23	%(F)
Gross expenses	1.76	%(F)	1.67%	11.14	%(F)
Net investment loss	(0.56	%)(F)	(0.63%)	(0.68	%)(F)
Portfolio turnover rate	40	%(E)	44%	55%

Touchstone Large Company Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2018		June 30,	June 30,
	(Unaudited)		2018	2017(A)
Net asset value at beginning of period	$40.74		$35.29	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.26	)(C)	(0.30)	(0.38	)(C)
Net realized and unrealized gains (losses) on investments	(4.04)		6.89	5.37
Total from investment operations	(4.30)		6.59	4.99
Distributions from:
Realized capital gains	(2.69)		(1.14)	(1.08)
Net asset value at end of period	$33.75		$40.74	$35.29
Total return(D)	(10.95	%)(E)	18.88%	16.52	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$714		$236	$31
Ratio to average net assets:
Net expenses	1.98	%(F)	1.98%	1.98	%(F)
Gross expenses	4.99	%(F)	8.12%	257.02	%(F)
Net investment loss	(1.31	%)(F)	(1.38%)	(1.43	%)(F)
Portfolio turnover rate	40	%(E)	44%	55%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(C)	The net investment loss per share was based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

82

Financial Highlights (Continued)

Touchstone Large Company Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2018		June 30,	June 30,
	(Unaudited)		2018	2017(A)
Net asset value at beginning of period	$41.53		$35.60	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.06	)(C)	(0.13)	(0.12	)(C)
Net realized and unrealized gains (losses) on investments	(4.14)		7.20	5.42
Total from investment operations	(4.20)		7.07	5.30
Distributions from:
Realized capital gains	(2.69)		(1.14)	(1.08)
Net asset value at end of period	$34.64		$41.53	$35.60
Total return	(10.48	%)(D)	20.02%	17.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$14,658		$15,961	$9,938
Ratio to average net assets:
Net expenses	0.98	%(E)	0.98%	0.98	%(E)
Gross expenses	1.12	%(E)	1.12%	1.12	%(E)
Net investment loss	(0.31	%)(E)	(0.38%)	(0.42	%)(E)
Portfolio turnover rate	40	%(D)	44%	55%

Touchstone Large Company Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2018		Year Ended June 30,
	(Unaudited)		2018	2017		2016		2015		2014
Net asset value at beginning of period	$41.61		$35.63	$29.15		$33.17		$29.67		$24.25
Income (loss) from investment operations:
Net investment loss	(0.04	)(C)	(0.11)	(0.12	)(C)	(0.14	)(C)	(0.08	)(C)	(0.01	)(C)
Net realized and unrealized gains (losses) on investments	(4.15)		7.23	7.68		(1.45)		4.61		6.08
Total from investment operations	(4.19)		7.12	7.56		(1.59)		4.53		6.07
Distributions from:
Net investment income	—		—	—		—		—		(0.03)
Realized capital gains	(2.69)		(1.14)	(1.08)		(2.43)		(1.03)		(0.62)
Total distributions	(2.69)		(1.14)	(1.08)		(2.43)		(1.03)		(0.65)
Proceeds from redemption fees collected	—		—	—		—	(F)	—		—
Net asset value at end of period	$34.73		$41.61	$35.63		$29.15		$33.17		$29.67
Total return	(10.45	%)(D)	20.17%	26.67%		(5.08%)		15.59%		25.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$169,731		$224,379	$189,444		$180,104		$196,084		$152,569
Ratio to average net assets:
Net expenses	0.88	%(E)	0.88%	0.89%		0.95%		0.95%		0.95%
Gross expenses	0.99	%(E)	0.98%	1.02%		1.00%		1.00%		1.07%
Net investment loss	(0.21	%)(E)	(0.28%)	(0.39%)		(0.46%)		(0.25%)		(0.04%)
Portfolio turnover rate	40	%(D)	44%	55%		57%		80%		56%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(C)	The net investment loss per share was based on average shares outstanding for the period.

(D)	Not annualized.

(E)	Annualized.

(F)	Proceeds from redemption fees are related to the DSM Large Cap Growth Fund, the Predecessor Fund, and are less than $0.005 per share.

See accompanying Notes to Financial Statements.

83

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2018		Year Ended June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$11.33		$11.55	$12.04	$11.70	$11.76	$11.47
Income (loss) from investment operations:
Net investment income	0.17		0.33	0.35	0.36	0.38	0.39
Net realized and unrealized gains (losses) on investments	(0.02)		(0.22)	(0.47)	0.36	(0.06)	0.33
Total from investment operations	0.15		0.11	(0.12)	0.72	0.32	0.72
Distributions from:
Net investment income	(0.17)		(0.33)	(0.35)	(0.36)	(0.38)	(0.39)
Realized capital gains	—		—	(0.02)	(0.02)	—	(0.04)
Total distributions	(0.17)		(0.33)	(0.37)	(0.38)	(0.38)	(0.43)
Net asset value at end of period	$11.31		$11.33	$11.55	$12.04	$11.70	$11.76
Total return(A)	1.22	%(B)	0.99%	(1.03%)	6.25%	2.72%	6.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$32,673		$35,728	$42,818	$52,599	$47,153	$44,939
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.14	%(C)	1.13%	1.13%	1.13%	1.09%	1.10%
Net investment income	2.94	%(C)	2.91%	2.98%	3.05%	3.20%	3.42%
Portfolio turnover rate	27	%(B)	47%	34%	27%	23%	25%

Touchstone Ohio Tax-Free Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2018		Year Ended June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$11.33		$11.57	$12.06	$11.72	$11.78	$11.48
Income (loss) from investment operations:
Net investment income	0.12		0.25	0.26	0.27	0.29	0.31
Net realized and unrealized gains (losses) on investments	(0.02)		(0.24)	(0.47)	0.36	(0.06)	0.34
Total from investment operations	0.10		0.01	(0.21)	0.63	0.23	0.65
Distributions from:
Net investment income	(0.12)		(0.25)	(0.26)	(0.27)	(0.29)	(0.31)
Realized capital gains	—		—	(0.02)	(0.02)	—	(0.04)
Total distributions	(0.12)		(0.25)	(0.28)	(0.29)	(0.29)	(0.35)
Net asset value at end of period	$11.31		$11.33	$11.57	$12.06	$11.72	$11.78
Total return(A)	0.93	%(B)	0.06%	(1.77%)	5.45%	1.96%	5.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,977		$5,363	$6,515	$7,320	$7,266	$7,333
Ratio to average net assets:
Net expenses	1.60	%(C)	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses	2.02	%(C)	2.01%	2.03%	2.09%	1.93%	2.01%
Net investment income	2.19	%(C)	2.16%	2.23%	2.30%	2.45%	2.67%
Portfolio turnover rate	27	%(B)	47%	34%	27%	23%	25%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

84

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2018		June 30,	June 30,
	(Unaudited)		2018	2017(A)
Net asset value at beginning of period	$11.33		$11.56	$12.00	(B)
Income (loss) from investment operations:
Net investment income	0.18		0.29	0.38
Net realized and unrealized losses on investments	(0.02)		(0.16)	(0.49)
Total from investment operations	0.16		0.13	(0.11)
Distributions from:
Net investment income	(0.18)		(0.36)	(0.31)
Realized capital gains	—		—	(0.02)
Total distributions	(0.18)		(0.36)	(0.33)
Net asset value at end of period	$11.31		$11.33	$11.56
Total return	1.44	%(C)	1.15%	(0.90	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,679		$4,596	$2
Ratio to average net assets:
Net expenses	0.60	%(D)	0.60%	0.60	%(D)
Gross expenses	0.96	%(D)	1.16%	298.27	%(D)
Net investment income	3.19	%(D)	3.16%	4.00	%(D)
Portfolio turnover rate	27	%(C)	47%	34%

Touchstone Ohio Tax-Free Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,		Year Ended	Period Ended
	2018		June 30,	June 30,
	(Unaudited)		2018	2017(A)
Net asset value at beginning of period	$11.33		$11.56	$12.00	(B)
Income (loss) from investment operations:
Net investment income	0.18		0.30	0.39
Net realized and unrealized losses on investments	(0.02)		(0.16)	(0.50)
Total from investment operations	0.16		0.14	(0.11)
Distributions from:
Net investment income	(0.18)		(0.37)	(0.31)
Realized capital gains	—		—	(0.02)
Total distributions	(0.18)		(0.37)	(0.33)
Net asset value at end of period	$11.31		$11.33	$11.56
Total return	1.46	%(C)	1.18%	(0.90	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,797		$560	$2
Ratio to average net assets:
Net expenses	0.55	%(D)	0.55%	0.55	%(D)
Gross expenses	0.99	%(D)	2.54%	298.26	%(D)
Net investment income	3.24	%(D)	3.21%	4.04	%(D)
Portfolio turnover rate	27	%(C)	47%	34%

(A)	Represents the period from commencement of operations (August 31, 2016) through December 31, 2017.
(B)	Net asset value at the beginning of period is based on the net asset value of Class A shares on August 31, 2016.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

85

Financial Highlights (Continued)

Touchstone Small Company Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Seven Months
	December 31,		Ended
	2018		June 30,		Year Ended November 30,
	(Unaudited)		2018(A)		2017	2016		2015		2014		2013
Net asset value at beginning of period	$5.53		$5.64		$5.19	$5.58		$7.19		$8.52		$7.96
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)		(0.02)	(0.02	)(B)	(0.03	)(B)	—	(B)(C)	(0.02	)(B)
Net realized and unrealized gains (losses) on investments	(0.70)		0.37		0.89	0.57		0.26		0.38		2.25
Total from investment operations	(0.71)		0.36		0.87	0.55		0.23		0.38		2.23
Distributions from:
Realized capital gains	(0.62)		(0.47)		(0.42)	(0.94)		(1.84)		(1.71)		(1.67)
Net asset value at end of period	$4.20		$5.53		$5.64	$5.19		$5.58		$7.19		$8.52
Total return(D)	(13.68	%)(E)	6.89	%(E)	17.95%	12.52%		5.32%		5.40%		34.79%
Ratios and supplemental data:
Net assets at end of period (000's)	$525,768		$661,866		$677,055	$685,807		$596,864		$682,481		$808,145
Ratio to average net assets:
Net expenses	1.11	%(F)	1.10	%(F)	1.18%	1.22%		1.25%		1.20%		1.21%
Gross expenses	1.18	%(F)	1.18	%(F)	1.18%	1.22%		1.25%		1.20%		1.21%
Net investment income (loss)	(0.22	%)(F)	(0.26	%)(F)	(0.49%)	(0.38%)		(0.61%)		0.06%		(0.24%)
Portfolio turnover rate	47	%(E)(G)(H)	30	%(E)	82%	61%		70%		59%		23%

Touchstone Small Company Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Seven Months
	December 31,		Ended
	2018		June 30,		Year Ended November 30,
	(Unaudited)		2018(A)		2017	2016		2015		2014		2013
Net asset value at beginning of period	$3.23		$3.50		$3.39	$4.01		$5.72		$7.17		$6.99
Income (loss) from investment operations:
Net investment loss	(0.01)		(0.02)		(0.10)	(0.03	)(B)	(0.05	)(B)	(0.04	)(B)	(0.06	)(B)
Net realized and unrealized gains (losses) on investments	(0.40)		0.22		0.63	0.35		0.18		0.30		1.91
Total from investment operations	(0.41)		0.20		0.53	0.32		0.13		0.26		1.85
Distributions from:
Realized capital gains	(0.62)		(0.47)		(0.42)	(0.94)		(1.84)		(1.71)		(1.67)
Net asset value at end of period	$2.20		$3.23		$3.50	$3.39		$4.01		$5.72		$7.17
Total return(D)	(14.14	%)(E)	6.51	%(E)	17.36%	11.48%		4.72%		4.55%		33.94%
Ratios and supplemental data:
Net assets at end of period (000's)	$77,376		$97,136		$104,051	$110,842		$108,192		$115,642		$128,521
Ratio to average net assets:
Net expenses	1.86	%(F)	1.85	%(F)	1.92%	1.95%		1.94%		1.91%		1.93%
Gross expenses	1.93	%(F)	1.93	%(F)	1.92%	1.95%		1.94%		1.91%		1.93%
Net investment loss	(0.97	%)(F)	(1.02	%)(F)	(1.23%)	(1.10%)		(1.30%)		(0.66%)		(0.97%)
Portfolio turnover rate	47	%(E)(G)(H)	30	%(E)	82%	61%		70%		59%		23%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	The net investment income (loss) per share was based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

86

Financial Highlights (Continued)

Touchstone Small Company Fund—Class Y(A)

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31,	Ended
2018	June 30,	Year Ended November 30,
(Unaudited)	2018(B)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$6.04	$6.10	$5.56	$5.89	$7.48	$8.78	$8.16
Income (loss) from investment operations:
Net investment income (loss)	—	(C)	(—	)(C)	(0.06)	(—	)(C)(D)	(0.01	)(D)	0.03	(D)	0.01	(D)
Net realized and unrealized gains (losses) on investments	(0.78)	0.41	1.02	0.61	0.28	0.38	2.32
Total from investment operations	(0.78)	0.41	0.96	0.61	0.27	0.41	2.33
Distributions from:
Net investment income	(—	)(C)	—	—	—	(0.02)	—	(0.04)
Realized capital gains	(0.62)	(0.47)	(0.42)	(0.94)	(1.84)	(1.71)	(1.67)
Total distributions	(0.62)	(0.47)	(0.42)	(0.94)	(1.86)	(1.71)	(1.71)
Net asset value at end of period	$4.64	$6.04	$6.10	$5.56	$5.89	$7.48	$8.78
Total return	(13.63	%)(E)	7.21	%(E)	18.41%	12.95%	5.71%	5.62%	35.40%
Ratios and supplemental data:
Net assets at end of period (000's)	$322,638	$383,050	$388,404	$257,483	$220,543	$247,639	$385,692
Ratio to average net assets:
Net expenses	0.84	%(F)	0.84	%(F)	0.85%	0.89%	0.87%	0.85%	0.81%
Gross expenses	0.91	%(F)	0.92	%(F)	0.85%	0.89%	0.87%	0.85%	0.81%
Net investment income (loss)	0.04	%(F)	(0.01	%)(F)	(0.16%)	(0.04%)	(0.24%)	0.46%	0.17%
Portfolio turnover rate	47	%(E)(G)(H)	30	%(E)	82%	61%	70%	59%	23%

(A)	Effective October 28, 2017, Class I shares of the Sentinel Small Company Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.
(B)	The Fund changed its fiscal year end from November 30 to June 30.
(C)	Less than $0.005 per share.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

87

Financial Highlights (Continued)

Touchstone Small Company Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Seven Months
	December 31,		Ended		Period Ended
	2018		June 30,		November 30,
	(Unaudited)		2018(A)		2017(B)
Net asset value at beginning of period	$6.04		$6.10		$5.80
Income (loss) from investment operations:
Net investment income (loss)	—	(C)	—	(C)	(—)	(C)
Net realized and unrealized gains (losses) on investments	(0.79)		0.41		0.30
Total from investment operations	(0.79)		0.41		0.30
Distributions from:
Net investment income	(—)(C)		—		—
Realized capital gains	(0.62)		(0.47)		—
Total distributions	(0.62)		—		—
Net asset value at end of period	$4.63		$6.04		$6.10
Total return	(13.76	%)(D)	7.21	%(D)	5.17	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$721		$8		$3
Ratio to average net assets:
Net expenses	0.79	%(E)	0.79	%(E)	0.79	%(E)
Gross expenses	2.39	%(E)	275.86	%(E)	2069.15	%(E)
Net investment income (loss)	0.10	%(E)	0.05	%(E)	(0.70	%)(E)
Portfolio turnover rate	47	%(D)(F)(G)	30	%(D)	82%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.
(C)	Less than $0.005 per share.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

88

Financial Highlights (Continued)

Touchstone Small Company Fund—Class R6

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended	Seven Months
December 31,	Ended	Period Ended
2018	June 30,	Year Ended November 30,	November 30,
(Unaudited)	2018(A)	2017	2016	2015(B)
Net asset value at beginning of period	$5.65	$5.73	$5.24	$5.60	$5.44
Income (loss) from investment operations:
Net investment income (loss)	0.01	—	(C)	(0.03)	0.01	(D)	(0.01	)(D)
Net realized and unrealized gains (losses) on investments	(0.72)	0.39	0.94	0.57	0.17
Total from investment operations	(0.71)	0.39	0.91	0.58	0.16
Distributions from:
Net investment income	(0.01)	—	—	—	—
Realized capital gains	(0.62)	(0.47)	(0.42)	(0.94)	—
Total distributions	(0.63)	(0.47)	(0.42)	(0.94)	—
Net asset value at end of period	$4.31	$5.65	$5.73	$5.24	$5.60
Total return	(13.44	%)(E)	7.33	%(E)	18.58%	13.07%	2.94	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$122,172	$76,246	$67,052	$13,000	$599
Ratio to average net assets:
Net expenses	0.73	%(F)	0.73	%(F)	0.75%	0.73%	0.73	%(F)
Gross expenses	0.82	%(F)	0.84	%(F)	0.77%	0.99%	2.96	%(F)
Net investment income (loss)	0.15	%(F)	0.10	%(F)	(0.07%)	0.16%	(0.18	%)(F)
Portfolio turnover rate	47	%(E)(G)(H)	30	%(E)	82%	61%	70%

(A)	The Fund changed its fiscal year end from November 30 to June 30.
(B)	Represents the period from commencement of operations (December 23, 2014) through November 30, 2015.
(C)	Less than $0.005 per share.
(D)	The net investment income (loss) per share was based on average shares outstanding for the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

89

Financial Highlights (Continued)

Touchstone Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2018		Year Ended June 30,
	(Unaudited)		2018	2017	2016		2015	2014
Net asset value at beginning of period	$9.92		$10.13	$8.84	$9.78		$9.56	$8.02
Income (loss) from investment operations:
Net investment income	0.08		0.14	0.19	0.16		0.16	0.19
Net realized and unrealized gains (losses) on investments	(0.58)		0.55	1.30	(0.27)		0.34	1.53
Total from investment operations	(0.50)		0.69	1.49	(0.11)		0.50	1.72
Distributions from:
Net investment income	(0.08)		(0.14)	(0.18)	(0.16)		(0.11)	(0.18)
Realized capital gains	(1.08)		(0.76)	(0.02)	(0.67)		(0.17)	—
Total distributions	(1.16)		(0.90)	(0.20)	(0.83)		(0.28)	(0.18)
Net asset value at end of period	$8.26		$9.92	$10.13	$8.84		$9.78	$9.56
Total return(A)	(5.53	%)(B)	6.92%	16.92%	(0.89%)		5.26%	21.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$30,086		$36,968	$43,607	$47,939		$55,539	$66,000
Ratio to average net assets:
Net expenses	1.08	%(C)	1.08%	1.08%	1.08%		1.08%	1.07%
Gross expenses	1.26	%(C)	1.26%	1.24%	1.28%		1.27%	1.31%
Net investment income	1.57	%(C)	1.42%	1.86%	1.71%		1.54%	2.13%
Portfolio turnover rate	16	%(B)(D)	24%	29%	19	%(E)	20%	26%

Touchstone Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2018		Year Ended June 30,
	(Unaudited)		2018	2017	2016		2015	2014
Net asset value at beginning of period	$9.89		$10.10	$8.81	$9.75		$9.55	$8.02
Income (loss) from investment operations:
Net investment income	0.04		0.08	0.12	0.09		0.07	0.11
Net realized and unrealized gains (losses) on investments	(0.58)		0.54	1.29	(0.27)		0.35	1.54
Total from investment operations	(0.54)		0.62	1.41	(0.18)		0.42	1.65
Distributions from:
Net investment income	(0.04)		(0.07)	(0.10)	(0.09)		(0.05)	(0.12)
Realized capital gains	(1.08)		(0.76)	(0.02)	(0.67)		(0.17)	—
Total distributions	(1.12)		(0.83)	(0.12)	(0.76)		(0.22)	(0.12)
Net asset value at end of period	$8.23		$9.89	$10.10	$8.81		$9.75	$9.55
Total return(A)	(5.93	%)(B)	6.12%	16.06%	(1.65%)		4.41%	20.61%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,947		$3,654	$4,503	$5,624		$6,932	$5,218
Ratio to average net assets:
Net expenses	1.83	%(C)	1.83%	1.83%	1.83%		1.83%	1.82%
Gross expenses	2.26	%(C)	2.21%	2.12%	2.16%		2.14%	2.19%
Net investment income	0.82	%(C)	0.68%	1.11%	0.96%		0.79%	1.38%
Portfolio turnover rate	16	%(B)(D)	24%	29%	19	%(E)	20%	26%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(E)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

90

Financial Highlights (Continued)

Touchstone Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2018		Year Ended June 30,
	(Unaudited)		2018	2017	2016		2015	2014
Net asset value at beginning of period	$9.96		$10.17	$8.87	$9.81		$9.59	$8.05
Income (loss) from investment operations:
Net investment income	0.09		0.17	0.20	0.18		0.18	0.21
Net realized and unrealized gains (losses) on investments	(0.58)		0.55	1.32	(0.27)		0.35	1.53
Total from investment operations	(0.49)		0.72	1.52	(0.09)		0.53	1.74
Distributions from:
Net investment income	(0.10)		(0.17)	(0.20)	(0.18)		(0.14)	(0.20)
Realized capital gains	(1.08)		(0.76)	(0.02)	(0.67)		(0.17)	—
Total distributions	(1.18)		(0.93)	(0.22)	(0.85)		(0.31)	(0.20)
Net asset value at end of period	$8.29		$9.96	$10.17	$8.87		$9.81	$9.59
Total return	(5.47	%)(A)	7.19%	17.28%	(0.64%)		5.52%	21.71%
Ratios and supplemental data:
Net assets at end of period (000's)	$78,600		$81,988	$83,974	$76,852		$104,668	$113,055
Ratio to average net assets:
Net expenses	0.80	%(B)	0.81%	0.83%	0.83%		0.82%	0.80%
Gross expenses	0.94	%(B)	0.95%	0.97%	0.99%		0.97%	0.99%
Net investment income	1.85	%(B)	1.70%	2.11%	1.96%		1.80%	2.39%
Portfolio turnover rate	16	%(A)(C)	24%	29%	19	%(D)	20%	26%

Touchstone Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2018		Year Ended June 30,
	(Unaudited)		2018	2017	2016		2015	2014
Net asset value at beginning of period	$9.93		$10.14	$8.85	$9.79		$9.57	$8.03
Income (loss) from investment operations:
Net investment income	0.10		0.19	0.22	0.19		0.18	0.21
Net realized and unrealized gains (losses) on investments	(0.58)		0.55	1.31	(0.27)		0.36	1.54
Total from investment operations	(0.48)		0.74	1.53	(0.08)		0.54	1.75
Distributions from:
Net investment income	(0.10)		(0.19)	(0.22)	(0.19)		(0.15)	(0.21)
Realized capital gains	(1.08)		(0.76)	(0.02)	(0.67)		(0.17)	—
Total distributions	(1.18)		(0.95)	(0.24)	(0.86)		(0.32)	(0.21)
Net asset value at end of period	$8.27		$9.93	$10.14	$8.85		$9.79	$9.57
Total return	(5.33	%)(A)	7.34%	17.38%	(0.49%)		5.68%	21.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$181,827		$262,467	$249,035	$219,824		$248,381	$245,573
Ratio to average net assets:
Net expenses	0.68	%(B)	0.68%	0.68%	0.68%		0.68%	0.67%
Gross expenses	0.88	%(B)	0.87%	0.86%	0.87%		0.86%	0.87%
Net investment income	1.97	%(B)	1.82%	2.26%	2.11%		1.94%	2.52%
Portfolio turnover rate	16	%(A)(C)	24%	29%	19	%(D)	20%	26%

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(D)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

91

Notes to Financial Statements

December 31, 2018 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of twenty-two funds, including the following eleven funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Balanced Fund (“Balanced Fund”)

Touchstone Credit Opportunities Fund (“Credit Opportunities Fund”)

Touchstone International Equity Fund (“International Equity Fund“)

Touchstone International Growth Opportunities Fund (“International Growth Opportunities Fund”) Touchstone International Small Cap Fund (“International Small Cap Fund”)

Touchstone Large Cap Focused Fund (“Large Cap Focused Fund”) Touchstone Large Cap Fund (“Large Cap Fund”)

Touchstone Large Company Growth Fund (“Large Company Growth Fund”) Touchstone Ohio Tax-Free Bond Fund (“Ohio Tax-Free Bond Fund”) Touchstone Small Company Fund (“Small Company Fund”)

Touchstone Value Fund (“Value Fund”)

Each Fund is diversified, with the exception of the Credit Opportunities Fund, the International Growth Opportunities Fund, the Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Ohio Tax-Free Bond Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class Y	Class	Class R6
Balanced Fund	X	X	X
Credit Opportunities Fund	X	X	X	X
International Equity Fund	X	X	X	X
International Growth Opportunities Fund	X	X	X	X
International Small Cap Fund	X	X	X	X
Large Cap Focused Fund	X	X	X	X
Large Cap Fund	X	X	X	X
Large Company Growth Fund	X	X	X	X
Ohio Tax-Free Bond Fund	X	X	X	X
Small Company Fund	X	X	X	X	X
Value Fund	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

92

Notes to Financial Statements (Unaudited) (Continued)

Regulatory Updates — In August 2018, the Securities and Exchange Commission (the “SEC”) released its Final Rules that eliminated or amended disclosure requirements in the financial statements that were redundant or outdated in light of changes in SEC requirements or U.S. generally accepted accounting principles (“U.S. GAAP”). The Final Rules were effective November 5, 2018. Management has evaluated the SEC Final Rules and is complying with the amendments in the current financial statements.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (the “ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Funds have adopted the removal of applicable disclosures.

Security valuation and fair value measurements — U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Credit Opportunities Fund held Level 3 categorized securities during the period ended December 31, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. At December 31, 2018, there were no transfers for Level 3 for the Funds.

During the six months ended December 31, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option

93

Notes to Financial Statements (Unaudited) (Continued)

positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Bank Loans — The Credit Opportunities Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a

94

Notes to Financial Statements (Unaudited) (Continued)

U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London Interbank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.

As of December 31, 2018, the Credit Opportunities Fund did not hold any unfunded loan commitments.

Collateralized Loan Obligations — The Credit Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (”OTC“). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

95

Notes to Financial Statements (Unaudited) (Continued)

Securities sold short — The Credit Opportunities Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2018, the Credit Opportunities did not hold any securities sold short.

Options — The Credit Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

As of December 31, 2018, the Credit Opportunities Fund had written options with fair value of $(10,560) and pledged securities with a fair value of $2,058,444 as collateral for written options and had a related due to prime broker balance of $734,111. The Credit Opportunities Fund held purchased options with a fair value of $28,800 as of December 31, 2018.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Swap Contracts — The Credit Opportunities Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls

96

Notes to Financial Statements (Unaudited) (Continued)

for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, OTC swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and segregated at a broker account registered with the Commodity Futures Trading Commission, or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded on the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of December 31, 2018, the Credit Opportunities Fund did not hold any swap contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

97

Notes to Financial Statements (Unaudited) (Continued)

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Pay-In-Kind (“PIK”) Bonds – PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Credit Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

98

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2018, the Credit Opportunities Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Written Options	$—	$(10,560)

The following table presents the Credit Opportunities Fund’s liabilities net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of December 31, 2018:

Gross Amounts
Available for Offset
	Gross Amount of	in Statement of	Non-cash
	Recognized	Assets and	Collateral	Cash Collateral
	Liabilities	Liabilities	Pledged	Pledged	Net Amount(B)
Written Options(A)	$10,560	$—	$(10,560)	$—	$—

(A)	Pershing LLC is the counterparty.

(B)	Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Credit Opportunities Fund’s derivative financial instruments by primary risk exposure as of December 31, 2018:

Fair Value of Derivative Investments As of December 31, 2018
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Credit Opportunities Fund	Purchased Options - Equity Contracts*	$28,800	$—
	Written Options - Equity Contracts**	—	(10,560)

*	Statements of Assets and Liabilities Location: Investments, at market value.
**	Statements of Assets and Liabilities Location: Written options, at market value.

The following table sets forth the effect of the Credit Opportunities Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended December 31, 2018:

The Effect of Derivative Investments on the Statements of Operations for the Six Months Ended December 31, 2018
			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss)	(Depreciation)
	Derivatives not accounted for as hedging	on	on
Fund	instruments under ASC 815	Derivatives	Derivatives
Credit Opportunities Fund	Purchased Options - Equity Contracts*	$(47,957)	$338
	Written Options - Equity Contracts**	1,767	(1,521)
	Credit Default Swap - Credit Contracts***	10,208	—

*	Statements of Operations Location: Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments.

**	Statements of Operations Location: Net realized gains on written options and Net change in unrealized appreciation (depreciation) on written options.

***	Statements of Operations Location: Net realized gains on swap agreements.

For the six months ended December 31, 2018, the average quarterly balances of outstanding derivative financial instruments were as follows:

99

Notes to Financial Statements (Unaudited) (Continued)

Credit
Opportunities
Fund
Equity Contracts:
Purchased Options - Cost	$24,699
Written Options - Premiums received	3,868
Credit contracts:
Credit Default Swaps - Notional value*	—

*	The balance at each quarter end was zero.

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of December 31, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Credit Opportunities Fund	Corporate Bonds	$1,615,787	$1,694,164	$78,377
International Equity Fund	Common Stocks	5,859,782	5,935,346	75,564
International Growth Opportunities Fund	Common Stocks	319,990	331,609	11,619
International Small Cap Fund	Common Stocks	3,742,461	6,677,154	2,934,693
Large Cap Focused Fund	Exchange-Traded Funds	16,828,560	17,172,000	343,440

*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement

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Notes to Financial Statements (Unaudited) (Continued)

period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Effective August 17, 2018, the maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Ohio Tax-Free Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the fixed income fund (the Ohio Tax-Free Bond Fund) is equal to the NAV per share plus a sales load equal to 2.04% of the NAV (or 2.00% of the offering price). Prior to August 17, 2018 the maximum offering price per share of Class A shares of the equity funds was equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the Ohio Tax-Free Bond Fund was equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). There is no sales load on fund purchases of Class A shares when aggregate purchases in all Touchstone funds equal the maximum breakpoint which is at least $1 million for equity funds or $500,000 for fixed income funds. The maximum offering price per share of Classes C, Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least the maximum breakpoint where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds may be subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Balanced Fund, Credit Opportunities Fund, Ohio Tax-Free Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Balanced Fund, Credit Opportunities Fund and Value Fund declare and distribute net investment income, if any, quarterly as a dividend to shareholders. The Ohio Tax-Free Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a

101

Notes to Financial Statements (Unaudited) (Continued)

monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2018:

				International
		Credit	International	Growth
	Balanced	Opportunities	Equity	Opportunities
	Fund	Fund	Fund	Fund
Purchases of investment securities	$27,436,752	$17,803,583	$31,289,839	$22,929,937
Proceeds from sales and maturities	$26,896,566	$19,813,753	$42,719,122	$15,542,487

				Large
	International	Large Cap		Company
	Small Cap	Focused	Large Cap	Growth
	Fund	Fund*	Fund**	Fund
Purchases of investment securities	$145,201,118	$177,255,366	$32,762,325	$45,082,648
Proceeds from sales and maturities	$179,220,555	$267,316,617	$69,233,509	$80,620,901

	Ohio
	Tax-free	Small
	Bond	Company	Value
	Fund	Fund***, ****	Fund*****
Purchases of investment securities	$14,165,323	$558,114,920	$54,859,908
Proceeds from sales and maturities	$12,942,033	$656,331,147	$65,517,055

*Large Cap Focused Fund had redemptions-in-kind which resulted in redemptions out of the Fund of $15,981,386 and is excluded from the proceeds from sales and maturities. The redemptions were comprised of securities and cash in the amount of $10,207,890 and $5,773,496, respectively.

**Large Cap Fund had redemptions-in-kind which resulted in redemptions out of the Fund of $41,132,098 and is excluded from the proceeds from sales and maturities. The redemptions were comprised of securities and cash in the amount of $39,892,784 and $1,239,314, respectively.

***The costs of purchases and proceeds from sales on the Small Company Fund excludes the purchases and sales of the Small Cap Growth Fund (see Note 9). If these transactions were included, purchases and sales would have been higher.

102

Notes to Financial Statements (Unaudited) (Continued)

****Small Company Fund had redemptions-in-kind which resulted in redemptions out of the Fund of $4,650,137 and is excluded from the proceeds from sales and maturities. The redemptions were comprised of securities and cash in the amount of $2,695,518 and $1,954,619, respectively.

*****Value Fund had redemptions-in-kind which resulted in redemptions out of the Fund of $65,223,894 and is excluded from the proceeds from sales and maturities. The redemptions were comprised of securities and cash in the amount of $63,282,300 and $1,941,594, respectively.

For the six months ended December 31, 2018, purchases and proceeds from sales and maturities in U.S. Government Securities were $109,167,869 and $98,677,850, respectively, for the Balanced Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended December 31, 2018.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds, and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $79,781 for the six months ended December 31, 2018.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Balanced Fund	0.55% on the first $200 million
0.50% on the next $200 million
0.45% on the next $600 million
0.40% on the next $1 billion
0.35% on such assets over $2 billion
Credit Opportunities Fund	1.10%
International Equity Fund	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on such assets over $2 billion
International Growth Opportunities Fund	0.80%

103

Notes to Financial Statements (Unaudited) (Continued)

International Small Cap Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on the next $250 million
0.80% on the next $250 million
0.75% on the next $500 million
0.70% on the next $500 million
0.65% on such assets over $2 billion
Large Cap Focused Fund	0.70% on the first $500 million
0.65% on the next $300 Million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on such assets over $2 billion
Large Cap Fund	0.70% on the first $500 million
0.64% on the next $500 million
0.60% on such assets over $1 billion
Large Company Growth Fund	0.75% on the first $500 million
0.725% on the next $1.5 billion
0.70% on such assets over $2 billion
Ohio Tax-Free Bond Fund	0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% on such assets over $300 million
Small Company Fund	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on such assets over $2 billion
Value Fund	0.65%

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Ares Capital Management II LLC	DSM Capital Partners LLC
Credit Opportunities Fund	International Growth Opportunities Fund
Large Company Growth Fund

Barrow, Hanley, Mewhinney & Strauss, LLC	The London Company
Value Fund	Large Cap Fund

Copper Rock Capital Partners LLC	Fort Washington Investment Advisors, Inc.*
International Small Cap Fund	Balanced Fund
International Equity Fund
Large Cap Focused Fund
Ohio Tax-Free Bond Fund
Small Company Fund

*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor, not the Funds, pays the sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment

104

Notes to Financial Statements (Unaudited) (Continued)

related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

				Institutional
Fund	Class A	Class C	Class Y	Class	Class R6
Balanced Fund	1.01%	1.78%	0.81%	—	—
Credit Opportunities Fund	1.69%	2.44%	1.44%	1.34%	—
International Equity Fund	1.36%	2.49%	0.99%	0.89%	—
International Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%	—
International Small Cap Fund	1.55%	2.30%	1.30%	1.18%	—
Large Cap Focused Fund	1.00%	1.79%	0.72%	0.65%	—
Large Cap Fund	1.12%	1.87%	0.87%	0.77%	—
Large Company Growth Fund	1.23%	1.98%	0.98%	0.88%	—
Ohio Tax-Free Bond Fund	0.85%	1.60%	0.60%	0.55%	—
Small Company Fund	1.22%	1.95%	0.89%	0.79%	0.73%
Value Fund	1.08%	1.83%	0.83%	0.68%	—

These expense limitations will remain in effect for all Funds through at least October 29, 2019. The expense limitation agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended December 31, 2018, the Advisor or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees, of the Funds as follows:

	Investment
	Advisory		Other Operating
	Fees	Administration	Expenses
Fund	Waived	Fees Waived	Waived	Total
Balanced Fund	$—	$—	$95,970	$95,970
Credit Opportunities Fund	8,624	36,692	13,491	58,807
International Equity Fund	—	57,311	19,008	76,319
International Growth Opportunities Fund	25,559	27,114	27,636	80,309
International Small Cap Fund	—	21,531	79,348	100,879
Large Cap Focused Fund	—	982,266	119,266	1,101,532
Large Cap Fund	—	209,670	30,554	240,224
Large Company Growth Fund	—	53,478	80,285	133,763
Ohio Tax-Free Bond Fund	26,277	34,912	16,424	77,613
Small Company Fund	—	450,239	17,308	467,547
Value Fund	—	262,934	80,131	343,065

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. The Fund will make repayments to the Advisor only if such repayment does not cause the Fund’s operating expenses (after the repayment is taken into account) to exceed the Fund’s expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund’s current expense limitation.

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Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2018, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expires	Expires	Expires	Expires	Expires
	on or	on or	on or	on or	on or
	before	before	before	before	before
	June 30,	June 30,	November 30,	June 30,	June 30,
Fund	2019	2020	2020	2021	2022	Total
Balanced Fund	$—	$—	$3,422	$16,819	$6,725	$26,966
Credit Opportunities Fund	93,832	110,236	—	112,035	58,367	374,470
International Equity Fund	—	—	33,634	98,681	76,319	208,634
International Growth Opportunities Fund	—	105,564	—	106,252	77,906	289,722
International Small Cap Fund	79,831	109,847	—	72,874	83,283	345,835
Large Cap Focused Fund	—	—	90,753	1,304,229	1,101,532	2,496,514
Large Cap Fund	313,595	464,555	—	449,854	231,727	1,459,731
Large Company Growth Fund	—	193,888	—	249,815	128,908	572,611
Ohio Tax-Free Bond Fund	15,919	133,855	—	129,632	66,991	346,397
Small Company Fund	—	—	29,439	596,684	467,547	1,093,670
Value Fund	321,504	620,025	—	680,915	331,669	1,954,113

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2018.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

106

Notes to Financial Statements (Unaudited) (Continued)

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended December 31, 2018:

Fund	Amount
Balanced Fund	$7,229
Credit Opportunities Fund	10
International Equity Fund	3,189
International Growth Opportunities Fund	186
International Small Cap Fund	276
Large Cap Focused Fund	8,715
Large Cap Fund	289
Large Company Growth Fund	399
Ohio Tax-Free Bond Fund	2,274
Small Company Fund	11,935
Value Fund	446

In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended December 31, 2018:

	Class	Class
	A	C
Fund	Shares	Shares
Balanced Fund	$—	$326
International Equity Fund	1	11
International Small Cap Fund	—	40
Large Cap Focused Fund	35	141
Large Cap Fund	—	158
Small Company Fund	38	225
Value Fund	—	543

107

Notes to Financial Statements (Unaudited) (Continued)

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended December 31, 2018, the Funds did not engage in any Rule 17a-7 transactions.

5. Liquidity

ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended December 31, 2018, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:

	Shares ReFlow
Fund	Subscribed to	Redemptions-in-kind
Large Cap Focused Fund	417,103	$10,207,890
Small Company Fund	729,142	2,695,518

The resulting fee is included in Other expenses on the Statements of Operations.

Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months December 31, 2018, the following Funds participated as a lender in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:

	Daily Average	Weighted Average
	Amount	Interest	Interest
Fund	Loaned	Rate	Income*
Large Cap Focused Fund	$57,061	2.33%	$680
Small Company Fund	1,970,676	2.06%	20,455

*Included in Interest in the Statements of Operations.

During the six months ended December 31, 2018, the following Funds participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:

108

Notes to Financial Statements (Unaudited) (Continued)

	Daily Average	Weighted Average
	Amount	Interest	Interest
Fund	Borrowed	Rate	Expense*
International Small Cap Fund	$479,462	2.09%	$5,160
Large Cap Focused Fund	67,719	2.14%	741
Large Cap Fund	298,609	2.26%	3,374
Large Company Growth Fund	351,724	1.99%	3,585

*Included in Other expenses in the Statements of Operations.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid is as follows:

	Balanced Fund			Credit Opportunities Fund
	Seven
	Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	November 30,	November 30,	June 30,	June 30,
	2018	2017	2016	2018	2017
From ordinary income	$2,415,681	$3,724,887	$6,767,216	$3,211,801	$2,960,568
From long-term capital gains	15,494,463	2,124,199	9,916,784	926,076	—
Total Distributions	$17,910,144	$5,849,086	$16,684,000	$4,137,877	$2,960,568

	International Equity Fund			International Growth Opportunities Fund
	Seven
	Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	November 30,	November 30,	June 30,	June 30,
	2018	2017	2016	2018	2017
From ordinary income	$2,308,837	$1,250,578	$976,876	$372,285	$15,884
From long-term capital gains	7,102,450	—	3,860,204	149,175	139,199
Total Distributions	$9,411,287	$1,250,578	$4,837,080	$521,460	$155,083

	International Small Cap Fund			Large Cap Focused Fund
			Seven
	Year Ended	Year Ended	Months Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	November 30,	November 30,
	2018	2017	2018	2017	2016
From ordinary income	$7,979,769	$4,439,994	$4,002,079	$24,480,711	$57,077,267
From long-term capital gains	1,865,799	—	265,660,471	115,781,936	137,723,635
Total Distributions	$9,845,568	$4,439,994	$269,662,550	$140,262,647	$194,800,902

109

Notes to Financial Statements (Unaudited) (Continued)

	Large Cap Fund		Large Company Growth Fund		Ohio Tax Free Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2018	2017	2018	2017	2018	2017
From ordinary income	$2,347,689	$2,907,516	$1,615,959	$—	$640	$8,371
From tax-exempt income	—	—	—	—	1,338,760	1,584,185
From long-term capital gains	—	—	4,705,569	6,376,311	—	69,440
Total Distributions	$2,347,689	$2,907,516	$6,321,528	$6,376,311	$1,339,400	$1,661,996

	Small Company Fund			Value Fund
	Seven
	Months Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	November 30,	November 30,	June 30,	June 30,
	2018	2017	2016	2018	2017
From ordinary income	$19,425,568	$—	$—	$7,015,940	$8,066,842
From long-term capital gains	85,276,646	89,216,186	159,188,187	27,716,248	776,054
Total Distributions	$104,702,214	$89,216,186	$159,188,187	$34,732,188	$8,842,896

The following information is computed on a tax basis for each item as of June 30, 2018:

				International
		Credit	International	Growth
	Balanced	Opportunities	Equity	Opportunities
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$185,670,936	$54,672,721	$175,347,746	$30,412,020
Gross unrealized appreciation on investments	125,514,059	986,063	27,758,153	5,166,776
Gross unrealized depreciation on investments	(1,999,539)	(1,331,237)	(13,559,429)	(1,215,922)
Net unrealized appreciation (depreciation) on investments	123,514,520	(345,174)	14,198,724	3,950,854
Gross unrealized appreciation on foreign currency transactions, securities sold short, deferred capital gains tax and derivatives	—	1,750	—	79
Gross unrealized depreciation on foreign currency transactions, securities sold short, deferred capital gains tax and derivatives	—	(99)	(11,172)	(11,192)
Net unrealized appreciation (depreciation) on foreign currency transactions, securities sold short, deferred capital gains tax and derivatives	—	1,651	(11,172)	(11,113)
Other temporary differences	(450)	—	—	—
Undistributed ordinary income	338,007	310,154	1,952,690	425,298
Undistributed long-term capital gains	6,063,370	307,144	16,188,079	4,272,059
Distributable earnings (deficit)	$129,915,447	$273,775	$32,328,321	$8,637,098

		Large		Large
	International	Cap	Large	Company
	Small Cap	Focused	Cap	Growth
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$282,505,770	$751,127,156	$283,833,595	$157,040,267
Gross unrealized appreciation on investments	45,434,035	990,182,055	86,088,499	92,658,091
Gross unrealized depreciation on investments	(6,701,212)	(7,423,401)	(2,233,750)	(2,469,156)
Net unrealized appreciation (depreciation) on investments	38,732,823	982,758,654	83,854,749	90,188,935
Gross unrealized appreciation on foreign currency transactions	13,144	—	—	—
Gross unrealized depreciation on foreign currency transactions	(16,103)	—	—	—

110

Notes to Financial Statements (Unaudited) (Continued)

		Large		Large
	International	Cap	Large	Company
	Small Cap	Focused	Cap	Growth
	Fund	Fund	Fund	Fund
Net unrealized appreciation (depreciation) on foreign currency transactions	$(2,959)	$—	$—	$—
Accumulated capital and other losses	—	—	(13,791,146)	—
Other temporary differences	—	(273)	—	—
Undistributed ordinary income	—	15,934,570	1,637,893	716,305
Undistributed long-term capital gains	16,613,583	22,435,104	—	9,235,348
Distributable earnings (deficit)	$55,343,447	$1,021,128,055	$71,701,496	$100,140,588

	Ohio
	Tax-Free
	Bond	Small Company	Value
	Fund	Fund	Fund
Tax cost of portfolio investments	$44,360,368	$924,870,531	$295,457,551
Gross unrealized appreciation on investments	1,656,120	310,582,076	108,171,657
Gross unrealized depreciation on investments	(41,900)	(13,531,414)	(18,836,393)
Net unrealized appreciation (depreciation) on investments	1,614,220	297,050,662	89,335,264
Other temporary differences	(27,720)	—	—
Undistributed ordinary income	—	23,281,263	2,018,640
Undistributed tax-exempt income	9,649	—	—
Undistributed long-term capital gains	—	32,736,633	10,782,375
Distributable earnings (deficit)	$1,596,149	$353,068,558	$102,136,279

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, passive foreign investment company (“PFIC”) adjustments and nontaxable distribution basis outstanding.

As of June 30, 2018, the Funds had the following capital loss carryforwards for federal income tax purposes:

No
Expiration
Short Term
Large Cap Fund	$13,791,146

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2018 and the seven months ended June 30, 2018, as applicable, the Funds did not elect to defer any losses.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2015 through 2018 and June 30, 2018 and November 30, 2014 through 2017, as applicable) and have concluded that no provision for income tax is required in their financial statements.

111

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2018, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
	Federal	Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Tax	on	on	Appreciation	Depreciation	Appreciation/
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Balanced Fund	$204,736,226	$106,746,048	$(6,321,359)	$—	$—	$100,424,689
Credit Opportunities Fund	53,415,273	682,310	(3,365,068)	1,828	(2,941)	(2,683,871)
International Equity Fund	160,335,323	15,241,887	(21,996,025)	2	(3,551)	(6,757,687)
International Growth Opportunities Fund	35,275,757	2,089,389	(4,416,178)	36	—	(2,326,753)
International Small Cap Fund	230,227,643	13,888,474	(25,651,363)	3,178	(1,570)	(11,761,281)
Large Cap Focused Fund	829,395,395	775,406,138	(46,512,333)	—	—	728,893,805
Large Cap Fund	232,846,909	54,444,110	(8,805,517)	—	—	45,638,593
Large Company Growth Fund	122,441,990	64,562,104	(653,639)	—	—	63,908,465
Ohio Tax-Free Bond Fund	45,434,923	1,534,451	(18,426)	—	—	1,516,025
Small Company Fund	989,681,962	133,214,824	(66,340,990)	—	—	66,873,834
Value Fund	263,810,851	57,975,399	(28,730,480)	—	—	29,244,919

* Other includes Derivatives, Foreign Currency Transactions and Deferred Foreign Capital Gains Tax.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Sector Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

112

Notes to Financial Statements (Unaudited) (Continued)

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because a Fund may be unable to transact at advantageous times or prices, or at all.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Fund Reorganizations

Small Company Fund Reorganization:

The shareholders of the Touchstone Small Cap Growth Fund, a series of the Trust, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Small Cap Growth Fund to the Touchstone Small Company Fund. The tax-free reorganization took place on September 21, 2018.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the tax-free reorganization.

				After
	Before Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	Small Cap		Small Company	Small Company
	Growth Fund		Fund	Fund
Class A
Shares	3,572,822	(A)	113,082,178	116,655,000
Net Assets	$21,326,954		$675,012,128	$696,339,082
Net Asset Value	$5.97	(A)	$5.97	$5.97

Class C
Shares	1,917,820	(B)	29,092,599	31,010,419
Net Assets	$6,665,795		$101,117,364	$107,783,159
Net Asset Value	$3.48	(B)	$3.48	$3.48

Class Y
Shares	11,284,528	(C)	65,216,246	76,500,774
Net Assets	$73,494,700		$424,748,096	$498,242,796
Net Asset Value	$6.51	(C)	$6.51	$6.51

113

Notes to Financial Statements (Unaudited) (Continued)

				After
	Before Reorganization			Reorganization
	Touchstone		Touchstone	Touchstone
	Small Cap		Small Company	Small Company
	Growth Fund		Fund	Fund
Institutional Class
Shares	556,531	(D)	74,162	630,693
Net Assets	$3,625,412		$483,116	$4,108,528
Net Asset Value	$6.51	(D)	$6.51	$6.51

Class R6
Shares	—		13,592,489	13,592,489
Net Assets	$—		$82,888,657	$82,888,657
Net Asset Value	$—		$6.10	$6.10

Fund Total
Shares Outstanding	20,075,021		221,057,674	238,389,375
Net Assets	$105,112,861		$1,284,249,361	$1,389,362,222
Unrealized Appreciation (Depreciation)	$24,471,563		$345,400,026	$369,871,589

(A)	Reflects a 0.8051:1 stock split which occurred on the date of reorganization, September 21, 2018.

(B)	Reflects a 1.0348:1 reverse stock split which occurred on the date of reorganization, September 21, 2018.

(C)	Reflects a 0.8586:1 stock split which occurred on the date of reorganization, September 21, 2018.

(D)	Reflects a 0.8691:1 stock split which occurred on the date of reorganization, September 21, 2018.

Assuming the reorganization had been completed on July 1, 2018, the Small Company Fund’s results of operations for the six months ended December 31, 2018 would have been as follows:

Net investment loss	$(1,336,397)
Net realized and unrealized gain (loss) on investments	$(164,076,322)
Net decrease in net assets resulting from operations	$(165,412,719)

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Small Company Fund that have been included in its statement of operations since the reorganization.

Sentinel Reorganization:

The shareholders of the Sentinel Balanced Fund, Sentinel International Equity Fund, Sentinel Common Stock Fund and Sentinel Small Company Fund (the “Reorganizing Funds”), each a series of Sentinel Group Funds, Inc., approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each Reorganizing Fund to the corresponding Touchstone Fund as noted below. The Balanced Fund, International Equity Fund, Large Cap Focused Fund and Small Company Fund, each a new series of the Trust, assumed the financial and performance history of the Sentinel Balanced Fund, Sentinel International Equity Fund, Sentinel Common Stock Fund and Sentinel Small Company Fund, respectively. The tax-free reorganizations took place on October 27, 2017.

114

Notes to Financial Statements (Unaudited) (Continued)

		Net	Shares
Reorganizing Funds	Touchstone Funds*	Assets	Outstanding
Sentinel Balanced Fund	Balanced Fund	$331,423,150	15,092,088
Sentinel International Equity Fund	International Equity Fund	203,883,053	10,805,595
Sentinel Common Stock Fund	Large Cap Focused Fund	1,895,170,925	40,069,142
Sentinel Small Company Fund	Small Company Fund	1,214,732,067	230,307,818

*Class A, Class C, and Class I shares of the Reorganizing Funds were exchanged for Class A, Class C and Class Y shares, respectively, of the corresponding Touchstone Fund. Class R6 shares of the Sentinel Common Stock Fund were exchanged for Institutional Class shares of the Large Cap Focused Fund. Class R6 shares of the Sentinel Small Company Fund were exchanged for Class R6 shares of the Small Company Fund. On October 30, 2017, the International Equity Fund and Small Company Fund began issuing Institutional Class shares.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

115

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. Effective March 2019, this information will be filed on Form N-PORT and will be publicly available 60 days after the end of the period. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as sales charges (loads); and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 through December 31, 2018).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative

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total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2018	2018	2018	2018*
Touchstone Balanced Fund
Class A	Actual	1.01%	$1,000.00	$965.70	$5.00
Class A	Hypothetical	1.01%	$1,000.00	$1,020.11	$5.14

Class C	Actual	1.78%	$1,000.00	$962.50	$8.80
Class C	Hypothetical	1.78%	$1,000.00	$1,016.23	$9.05

Class Y	Actual	0.81%	$1,000.00	$967.00	$4.02
Class Y	Hypothetical	0.81%	$1,000.00	$1,021.12	$4.13

Touchstone Credit Opportunities Fund
Class A	Actual	1.79%	$1,000.00	$970.10	$8.89	**
Class A	Hypothetical	1.79%	$1,000.00	$1,016.18	$9.10	**

Class C	Actual	2.54%	$1,000.00	$968.00	$12.60	**
Class C	Hypothetical	2.54%	$1,000.00	$1,012.40	$12.88	**

Class Y	Actual	1.54%	$1,000.00	$972.30	$7.66	**
Class Y	Hypothetical	1.54%	$1,000.00	$1,017.44	$7.83	**

Institutional Class	Actual	1.44%	$1,000.00	$971.80	$7.16	**
Institutional Class	Hypothetical	1.44%	$1,000.00	$1,017.95	$7.32	**

Touchstone International Equity Fund
Class A	Actual	1.28%	$1,000.00	$888.20	$6.09
Class A	Hypothetical	1.28%	$1,000.00	$1,018.75	$6.51

Class C	Actual	2.21%	$1,000.00	$884.10	$10.50
Class C	Hypothetical	2.21%	$1,000.00	$1,014.06	$11.22

Class Y	Actual	0.99%	$1,000.00	$889.50	$4.71
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04

Institutional Class	Actual	0.89%	$1,000.00	$890.20	$4.24
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53

Touchstone International Growth Opportunities Fund
Class A	Actual	1.24%	$1,000.00	$794.40	$5.61
Class A	Hypothetical	1.24%	$1,000.00	$1,018.95	$6.31

Class C	Actual	1.99%	$1,000.00	$791.30	$8.98
Class C	Hypothetical	1.99%	$1,000.00	$1,015.17	$10.11

Class Y	Actual	0.99%	$1,000.00	$795.00	$4.48
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04

Institutional Class	Actual	0.89%	$1,000.00	$795.80	$4.03
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53

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					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2018	2018	2018	2018*
Touchstone International Small Cap Fund
Class A	Actual	1.55%	$1,000.00	$794.70	$7.01
Class A	Hypothetical	1.55%	$1,000.00	$1,017.39	$7.88

Class C	Actual	2.30%	$1,000.00	$791.70	$10.39
Class C	Hypothetical	2.30%	$1,000.00	$1,013.61	$11.67

Class Y	Actual	1.30%	$1,000.00	$796.10	$5.89
Class Y	Hypothetical	1.30%	$1,000.00	$1,018.65	$6.61

Institutional Class	Actual	1.18%	$1,000.00	$796.20	$5.34
Institutional Class	Hypothetical	1.18%	$1,000.00	$1,019.26	$6.01

Touchstone Large Cap Focused Fund
Class A	Actual	0.96%	$1,000.00	$940.20	$4.69
Class A	Hypothetical	0.96%	$1,000.00	$1,020.37	$4.89

Class C	Actual	1.77%	$1,000.00	$936.30	$8.64
Class C	Hypothetical	1.77%	$1,000.00	$1,016.28	$9.00

Class Y	Actual	0.72%	$1,000.00	$941.50	$3.52
Class Y	Hypothetical	0.72%	$1,000.00	$1,021.58	$3.67

Institutional Class	Actual	0.65%	$1,000.00	$941.80	$3.18
Institutional Class	Hypothetical	0.65%	$1,000.00	$1,021.93	$3.31

Touchstone Large Cap Fund
Class A	Actual	1.12%	$1,000.00	$943.70	$5.49
Class A	Hypothetical	1.12%	$1,000.00	$1,019.56	$5.70

Class C	Actual	1.87%	$1,000.00	$940.20	$9.14
Class C	Hypothetical	1.87%	$1,000.00	$1,015.78	$9.50

Class Y	Actual	0.87%	$1,000.00	$944.90	$4.26
Class Y	Hypothetical	0.87%	$1,000.00	$1,020.82	$4.43

Institutional Class	Actual	0.77%	$1,000.00	$945.30	$3.78
Institutional Class	Hypothetical	0.77%	$1,000.00	$1,021.32	$3.92

Touchstone Large Company Growth Fund
Class A	Actual	1.23%	$1,000.00	$894.00	$5.87
Class A	Hypothetical	1.23%	$1,000.00	$1,019.00	$6.26

Class C	Actual	1.98%	$1,000.00	$890.50	$9.43
Class C	Hypothetical	1.98%	$1,000.00	$1,015.22	$10.06

Class Y	Actual	0.98%	$1,000.00	$895.20	$4.68
Class Y	Hypothetical	0.98%	$1,000.00	$1,020.27	$4.99

Institutional Class	Actual	0.88%	$1,000.00	$895.50	$4.20
Institutional Class	Hypothetical	0.88%	$1,000.00	$1,020.77	$4.48

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					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2018	2018	2018	2018*
Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,012.20	$4.31
Class A	Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33

Class C	Actual	1.60%	$1,000.00	$1,009.30	$8.10
Class C	Hypothetical	1.60%	$1,000.00	$1,017.14	$8.13

Class Y	Actual	0.60%	$1,000.00	$1,014.40	$3.05
Class Y	Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06

Institutional Class	Actual	0.55%	$1,000.00	$1,014.60	$2.79
Institutional Class	Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80

Touchstone Small Company Fund
Class A	Actual	1.11%	$1,000.00	$863.20	$5.21
Class A	Hypothetical	1.11%	$1,000.00	$1,019.61	$5.65

Class C	Actual	1.86%	$1,000.00	$858.60	$8.71
Class C	Hypothetical	1.86%	$1,000.00	$1,015.83	$9.45

Class Y	Actual	0.84%	$1,000.00	$863.70	$3.95
Class Y	Hypothetical	0.84%	$1,000.00	$1,020.97	$4.28

Institutional Class	Actual	0.79%	$1,000.00	$862.40	$3.71
Institutional Class	Hypothetical	0.79%	$1,000.00	$1,021.22	$4.02

Class R6	Actual	0.73%	$1,000.00	$865.60	$3.43
Class R6	Hypothetical	0.73%	$1,000.00	$1,021.53	$3.72

Touchstone Value Fund
Class A	Actual	1.08%	$1,000.00	$944.70	$5.29
Class A	Hypothetical	1.08%	$1,000.00	$1,019.76	$5.50

Class C	Actual	1.83%	$1,000.00	$940.70	$8.95
Class C	Hypothetical	1.83%	$1,000.00	$1,015.98	$9.30

Class Y	Actual	0.80%	$1,000.00	$945.30	$3.92
Class Y	Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08

Institutional Class	Actual	0.68%	$1,000.00	$946.70	$3.34
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.78	$3.47

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

** Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.39, $12.10, $7.16 and $6.66, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.59, $12.38, $7.32 and $6.82, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 15, 2018, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance

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of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the one that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts periodic compliance due diligence of each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

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Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2018, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Balanced Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-, twelve- and thirty-six-month periods ended September 30, 2018 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Credit Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance

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for the six- and thirty-six-month periods ended September 30, 2018 was in the 1st quintile of its peer group, while the Fund’s performance for the twelve-month period ended September 30, 2018 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and twelve-month periods ended September 30, 2018 was in the 4th quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2018 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Growth Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and twelve-month periods ended September 30, 2018 was in the 5th quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2018 was in the 3rd quintile of its peer group. The Board took into consideration changes made to the Fund’s principal investment strategies in April 2018 to reflect an international strategy rather than a global strategy. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2018 was in the 4th quintile of its peer group, while the Fund’s performance for the twelve- and thirty-six-month periods ended September 30, 2018 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and thirty-six-month periods ended September 30, 2018 was in the 4th quintile of its peer group, while the Fund’s performance for the twelve-month period ended September 30, 2018 was in the 3rd quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment

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objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Cap Focused Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2018 was in the 2nd quintile of its peer group, while the Fund’s performance for the twelve- and thirty-six-month periods ended September 30, 2018 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Company Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and twelve-month periods ended September 30, 2018 was in the 5th quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2018 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Ohio Tax-Free Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- month period ended September 30, 2018 was in the 4th quintile of its peer group, the Fund’s performance for the twelve-month period ended September 30, 2018 was in the 2nd quintile of its peer group and the Fund’s performance for the thirty-six-month period ended September 30, 2018 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Small Company Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and twelve-month periods ended September 30, 2018 was in the 3rd quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2018 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six- and twelve-month periods ended September 30, 2018 was in the 1st quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2018

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was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but three of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to each Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedules of the Funds that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

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Other Items (Unaudited) (Continued)

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all but three of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by each Sub-Advisor to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Balanced Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Credit Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Growth Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Large Cap Focused Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

125

Other Items (Unaudited) (Continued)

Touchstone Large Company Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Ohio Tax-Free Bond Fund. The Trustees considered the Fund’s sub-advisory fee relative to the fees paid by other funds to their sub-advisors. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Company Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2018, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

126

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

127

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54BB-TST-SAR-1812

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	February 25, 2019

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	February 25, 2019

*	Print the name and title of each signing officer under his or her signature.